UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01027
Name of Registrant: Vanguard World Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: February 28
Date of reporting period: May 31, 2017
Item 1: Schedule of Investments

Vanguard U.S. Growth Fund

Schedule of Investments (unaudited)

As of May 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (94.9%)1
Consumer Discretionary (15.8%)
*	Amazon.com Inc.	205,422	204,317
	Home Depot Inc.	806,195	123,759
*	Liberty Interactive Corp. QVC Group Class A	4,592,892	107,749
*	Netflix Inc.	530,110	86,445
*	O'Reilly Automotive Inc.	292,505	70,810
*	Liberty Global plc	2,102,737	62,493
*	TripAdvisor Inc.	1,587,854	61,148
*	Priceline Group Inc.	26,556	49,848
^	Tesla Inc.	142,904	48,732
	Dollar General Corp.	663,302	48,680
	Starbucks Corp.	665,700	42,345
*	Chipotle Mexican Grill Inc. Class A	67,190	32,073
	NIKE Inc. Class B	527,486	27,951
	Hilton Worldwide Holdings Inc.	409,574	27,224
	Ross Stores Inc.	385,212	24,623
*,^ Under Armour Inc.		1,309,585	23,350
	Las Vegas Sands Corp.	337,648	19,965
*	AutoZone Inc.	27,527	16,679
*	Liberty Global plc Class A	494,724	15,129
^	Wayfair Inc.	239,189	15,057
	Marriott International Inc. Class A	109,409	11,778
	Charter Communications Inc. Class A	33,440	11,555
	Industria de Diseno Textil SA ADR	549,830	11,277
	adidas AG	51,679	9,907
	McDonald's Corp.	45,476	6,862
	CarMax Inc.	89,514	5,624
	Ulta Beauty Inc.	17,114	5,217
	Expedia Inc.	34,483	4,958
	Harley-Davidson Inc.	87,428	4,635
			1,180,190
Consumer Staples (3.0%)
*	Monster Beverage Corp.	1,392,881	70,424
	Estee Lauder Cos. Inc. Class A	533,837	50,255
	Constellation Brands Inc. Class A	209,016	38,198
	Kroger Co.	975,100	29,039
	PepsiCo Inc.	145,790	17,038
	Costco Wholesale Corp.	64,294	11,601
	Brown-Forman Corp. Class B	80,411	4,177
			220,732
Energy (0.2%)
	Schlumberger Ltd.	153,500	10,682
	Concho Resources Inc.	54,460	6,905
			17,587
Financials (6.3%)
	Intercontinental Exchange Inc.	2,426,984	146,080
	Charles Schwab Corp.	1,834,349	71,081
	MarketAxess Holdings Inc.	257,185	49,014
*	Markel Corp.	44,950	43,927

Marsh & McLennan Cos. Inc.	437,864	33,961
TD Ameritrade Holding Corp.	596,864	22,299
MSCI Inc. Class A	218,663	22,245
First Republic Bank	221,016	20,355
Affiliated Managers Group Inc.	121,600	18,708
Bank of America Corp.	710,208	15,916
American Express Co.	104,261	8,022
Morgan Stanley	174,403	7,280
Goldman Sachs Group Inc.	34,029	7,189
Interactive Brokers Group Inc.	162,552	5,670
		471,747
Health Care (12.9%)
* Celgene Corp.	1,447,707	165,632
Allergan plc	465,552	104,167
* Biogen Inc.	396,888	98,337
* Quintiles IMS Holdings Inc.	1,006,115	86,968
UnitedHealth Group Inc.	442,606	77,536
Bristol-Myers Squibb Co.	1,330,655	71,789
Dentsply Sirona Inc.	1,069,974	67,965
* Edwards Lifesciences Corp.	416,041	47,874
Zoetis Inc.	605,500	37,710
* ABIOMED Inc.	218,707	30,057
Thermo Fisher Scientific Inc.	160,894	27,801
* Vertex Pharmaceuticals Inc.	224,442	27,741
Illumina Inc.	139,019	24,656
* Regeneron Pharmaceuticals Inc.	48,288	22,167
Danaher Corp.	253,600	21,541
* Cerner Corp.	270,400	17,671
BioMarin Pharmaceutical Inc.	120,546	10,565
Waters Corp.	55,868	10,035
Alnylam Pharmaceuticals Inc.	58,026	3,798
^ Juno Therapeutics Inc.	135,822	3,155
Seattle Genetics Inc.	45,430	2,907
Alexion Pharmaceuticals Inc.	4,812	472
		960,544
Industrials (8.7%)
FedEx Corp.	455,957	88,383
Nielsen Holdings plc	1,385,263	53,305
* Verisk Analytics Inc. Class A	619,165	50,084
* TransUnion	914,489	39,972
Union Pacific Corp.	361,600	39,885
Fastenal Co.	893,796	38,585
AMETEK Inc.	629,824	38,432
Equifax Inc.	256,713	35,118
* IHS Markit Ltd.	759,136	34,806
Lockheed Martin Corp.	121,810	34,245
TransDigm Group Inc.	110,218	29,547
Fortive Corp.	454,266	28,369
Northrop Grumman Corp.	95,682	24,803
Fortune Brands Home & Security Inc.	342,001	21,580
JB Hunt Transport Services Inc.	211,180	18,031
Snap-on Inc.	99,127	16,025
Watsco Inc.	92,794	13,095
Boeing Co.	56,451	10,592
Parker-Hannifin Corp.	55,838	8,793
Wabtec Corp.	101,519	8,299

	CSX Corp.	137,776	7,463
	NOW Inc.	307,754	5,081
	HEICO Corp. Class A	31,130	1,950
			646,443
Information Technology (43.4%)
*	Facebook Inc. Class A	2,059,118	311,874
*	Alphabet Inc. Class C	307,549	296,742
	Microsoft Corp.	4,156,790	290,310
	Mastercard Inc. Class A	2,042,608	250,996
	Visa Inc. Class A	2,384,043	227,032
*	PayPal Holdings Inc.	4,090,660	213,573
	Apple Inc.	1,313,085	200,587
*	Alphabet Inc. Class A	181,659	179,314
*	eBay Inc.	4,663,519	159,959
*	Electronic Arts Inc.	973,250	110,298
	NVIDIA Corp.	620,092	89,510
*	Adobe Systems Inc.	620,225	87,985
	Symantec Corp.	2,689,418	81,516
	Intuit Inc.	565,677	79,557
*	FleetCor Technologies Inc.	372,831	53,796
*	salesforce.com Inc.	577,112	51,732
*	Alibaba Group Holding Ltd. ADR	407,105	49,854
*	Autodesk Inc.	421,303	47,089
*	ServiceNow Inc.	446,583	46,735
*	Workday Inc. Class A	419,581	41,950
	ASML Holding NV	293,819	38,781
	Global Payments Inc.	406,827	37,269
*	Red Hat Inc.	410,556	36,774
	Alliance Data Systems Corp.	144,593	34,866
	CDW Corp.	577,625	34,761
	Texas Instruments Inc.	378,100	31,189
	Accenture plc Class A	204,600	25,467
	Microchip Technology Inc.	276,516	23,034
*	Zillow Group Inc.	477,621	20,786
	GrubHub Inc.	364,128	15,829
	Tencent Holdings Ltd.	430,849	14,807
	Activision Blizzard Inc.	208,386	12,207
	Ellie Mae Inc.	73,867	8,093
	Tableau Software Inc. Class A	124,316	7,709
	CoStar Group Inc.	29,335	7,673
	Broadcom Ltd.	30,095	7,207
	Splunk Inc.	78,349	4,798
	Palo Alto Networks Inc.	35,077	4,160
	Advanced Micro Devices Inc.	186,577	2,088
			3,237,907
Materials (0.6%)
	Sherwin-Williams Co.	65,422	21,705
	PPG Industries Inc.	159,100	16,922
	Martin Marietta Materials Inc.	39,310	8,809
			47,436
Other (0.1%)
*,2 WeWork Class A PP		52,398	2,715
3	Vanguard Growth ETF	3,100	396
			3,111
Real Estate (3.9%)
	Crown Castle International Corp.	1,258,622	127,939

Equinix Inc.	154,785	68,262
American Tower Corporation	354,448	46,500
Public Storage	115,483	24,869
*	SBA Communications Corp. Class A	146,800	20,285
287,855
Total Common Stocks (Cost $4,715,272)	7,073,552
Preferred Stocks (1.5%)
*,2 Uber Technologies PP	1,408,784	68,710
*,2 WeWork Pfd. D1 PP	260,418	13,492
*,2 WeWork Pfd. D2 PP	204,614	10,601
*,2 Pinterest Prf G PP	1,596,475	10,441
*,2 Cloudera Inc. Pfd.	300,088	5,604
Total Preferred Stocks (Cost $45,428)	108,848
Convertible Preferred Stocks (0.2%)
*,2 Airbnb Inc. (Cost $11,928)	128,123	13,453
Coupon
Temporary Cash Investments (4.1%)1
Money Market Fund (3.8%)
4,5 Vanguard Market Liquidity Fund	1.040%	2,834,457	283,503

Face
Maturity	Amount
Date	($000)
Repurchase Agreement (0.1%)
Bank of America Securities, LLC
(Dated 5/31/17, Repurchase Value
$9,900,000, collateralized by U.S. Treasury
Note/Bond 2.000%-6.125%, 4/30/24-
8/15/29, with a value of $10,098,000)	0.810%	6/1/17	9,900	9,900

U.S. Government and Agency Obligations (0.2%)
6	United States Treasury Bill	0.534%	6/8/17	6,000	5,999
6	United States Treasury Bill	0.593%	7/13/17	2,500	2,498
United States Treasury Bill	0.980%	10/5/17	6,000	5,979
14,476
Total Temporary Cash Investments (Cost $307,849)	307,879
Total Investments (100.7%) (Cost $5,080,477)	7,503,732
Other Assets and Liabilities-Net (-0.7%)5	(49,272)
Net Assets (100%)	7,454,460

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $24,274,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.7% and 1.3%, respectively, of net assets.
2 Restricted securities totaling $125,016,000, representing 1.7% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $24,669,000 of collateral received for securities on loan.
6 Securities with a value of $8,063,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

U.S. Growth Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

U.S. Growth Fund

The following table summarizes the market value of the fund's investments as of May 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,046,123	24,714	2,715
Preferred Stocks	—	5,604	103,244
Convertible Preferred Stocks	—	—	13,453
Temporary Cash Investments	283,503	24,376	—
Futures Contracts—Assets[1]	27	—	—
Futures Contracts—Liabilities[1]	(10)	—	—
Total	7,329,643	54,694	119,412
1 Represents variation margin on the last day of the reporting period.

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the fund in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended May 31, 2017. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

			Investments in
	Investments in	Investments in	Convertible Preferred
	Common Stocks	Preferred Stocks	Stocks
Amount valued based on Level 3 Inputs	($000)	($000)	($000)
Balance as of August 31, 2016	2,630	107,612	13,453
Transfers out of Level 3	—	(4,369)	—
Change in Unrealized Appreciation (Depreciation)	85	1	—
Balance as of May 31, 2017	2,715	103,244	13,453
Net change in unrealized appreciation (depreciation) from investments still held as of May 31, 2017 was $86,000.

U.S. Growth Fund

The following table provides quantitative information about the significant unobservable inputs used in fair value measurement as of May 31, 2017:

Security Type	Fair Value	Valuation Technique	Unobservable Input	Amount
	($000)

Common Stocks	2,715	Market Approach	Recent Market	$51.810
			Transaction

Preferred Stocks	103,244	Market Approach	Recent Market	51.810
			Transaction
			Recent Market	48.772
			Transaction
			Comparable
			Company Approach	6.540

Convertible	13,453	Market Approach	Recent Market	105.000
Preferred Stocks			Transaction

Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2017	1,358	163,714	2,570
E-mini S&P Mid-Cap 400 Index	June 2017	262	45,064	305
				2,875

U.S. Growth Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At May 31, 2017, the cost of investment securities for tax purposes was $5,080,477,000. Net unrealized appreciation of investment securities for tax purposes was $2,423,255,000, consisting of unrealized gains of $2,590,988,000 on securities that had risen in value since their purchase and $167,733,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard International Growth Fund

Schedule of Investments (unaudited)

As of May 31, 2017

			Market
			Value
		Shares	($000)
	Common Stocks (97.7%)1
	Australia (0.4%)
	Brambles Ltd.	14,803,749	114,005

	Belgium (0.3%)
	Umicore SA	1,201,114	79,543

	Brazil (0.9%)
	Raia Drogasil SA	4,123,149	91,740
	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	14,384,000	81,878
	Telefonica Brasil SA Preference Shares	5,106,900	73,859
			247,477
	Canada (1.5%)
	Toronto-Dominion Bank	4,792,983	228,499
	Canadian Pacific Railway Ltd.	741,558	117,323
	Goldcorp Inc.	4,557,817	61,981
			407,803
	China (16.1%)
	Tencent Holdings Ltd.	42,271,800	1,452,771
*	Alibaba Group Holding Ltd. ADR	9,750,307	1,194,023
*	Baidu Inc. ADR	4,162,238	774,592
*	Ctrip.com International Ltd. ADR	7,161,724	391,388
*	New Oriental Education & Technology Group Inc. ADR	3,750,739	268,815
	TAL Education Group ADR	1,990,871	231,877
	China Pacific Insurance Group Co. Ltd.	25,233,800	100,846
			4,414,312
	Denmark (2.8%)
*	Genmab A/S	2,065,568	439,989
	Novozymes A/S	3,575,387	161,871
	Chr Hansen Holding A/S	1,658,818	116,120
	Vestas Wind Systems A/S	678,368	60,221
			778,201
	France (4.5%)
	L'Oreal SA	1,733,358	370,786
	Kering	983,955	325,581
	Essilor International SA	1,614,046	214,571
	Schneider Electric SE	2,542,770	195,914
	LVMH Moet Hennessy Louis Vuitton SE	462,768	118,285
			1,225,137
	Germany (9.2%)
*,2	Zalando SE	10,683,180	510,824
	BASF SE	3,351,504	316,814
	Bayer AG	2,299,989	305,607
	Bayerische Motoren Werke AG	2,581,818	242,123
	SAP SE	2,223,114	238,890
*	Deutsche Telekom AG	9,074,541	180,918
	Continental AG	777,504	173,174
	HeidelbergCement AG	1,332,245	124,163
	GEA Group AG	1,998,984	82,184

	adidas AG	401,988	77,065
	*,^,2 Rocket Internet SE	2,762,933	64,810
*,^	MorphoSys AG	664,989	48,764
	*,3,4 HOME 24AG	23,630	47,562
*,3	HELLOFRESH	2,476,051	44,838
*,3	CureVac GmbH	12,600	30,217
*	AIXTRON SE	3,130,112	20,592
			2,508,545
	Hong Kong (4.2%)
	AIA Group Ltd.	118,020,600	835,061
	Jardine Matheson Holdings Ltd.	2,852,125	182,277
	Hong Kong Exchanges & Clearing Ltd.	4,767,930	120,241
			1,137,579
	India (2.2%)
	HDFC Bank Ltd.	7,582,242	192,434
	Housing Development Finance Corp. Ltd.	7,874,012	191,597
	Zee Entertainment Enterprises Ltd.	13,937,524	111,226
	Idea Cellular Ltd.	43,222,638	53,602
	*,2,3 Flipkart G Series	338,176	36,449
	*,2,3 Flipkart H Series	135,569	17,355
			602,663
	Indonesia (0.4%)
	Bank Mandiri Persero Tbk PT	75,648,400	71,251
	Bank Central Asia Tbk PT	31,787,400	40,899
			112,150
	Ireland (0.3%)
	Kerry Group plc Class A	1,064,490	93,945

	Israel (1.8%)
*	Check Point Software Technologies Ltd.	2,921,261	327,328
*	Mobileye NV	2,829,083	175,120
			502,448
	Italy (3.3%)
^	Ferrari NV	4,824,304	417,893
	EXOR NV	3,262,980	182,255
	Intesa Sanpaolo SPA (Registered)	57,170,255	163,950
*,^	Fiat Chrysler Automobiles NV	13,737,294	145,157
			909,255
	Japan (11.5%)
	SoftBank Group Corp.	6,366,800	516,926
	SMC Corp.	1,464,600	462,872
	M3 Inc.	13,418,200	386,001
	Bridgestone Corp.	4,692,900	197,177
	Kubota Corp.	11,042,200	174,671
	Rakuten Inc.	13,441,700	163,349
	Sekisui Chemical Co. Ltd.	9,116,600	160,189
	KDDI Corp.	5,747,000	159,503
	Recruit Holdings Co. Ltd.	2,809,100	148,895
	ORIX Corp.	8,686,600	137,086
	Sumitomo Mitsui Financial Group Inc.	3,481,400	124,667
	Pigeon Corp.	3,300,800	113,904
	Keyence Corp.	248,200	112,626
	Suzuki Motor Corp.	2,134,800	100,431
	Suntory Beverage & Food Ltd.	1,997,300	97,012
	SBI Holdings Inc.	4,470,400	57,864

	Subaru Corp.	1,578,400	53,372
			3,166,545
	Luxembourg (0.3%)
*,3	Spotify Technology SA	26,474	72,804

	Mexico (0.3%)
	Grupo Financiero Banorte SAB de CV	14,843,159	85,520

	Netherlands (2.9%)
	ASML Holding NV	5,983,482	789,991

	Norway (0.8%)
	DNB ASA	5,724,108	97,073
	Norsk Hydro ASA	15,658,574	84,963
^	Schibsted ASA Class A	1,306,646	31,153
			213,189
	Other (0.2%)
5	Vanguard FTSE All-World ex-US ETF	1,128,434	56,783

	Peru (0.2%)
	Credicorp Ltd.	313,935	52,590

	Portugal (0.3%)
	Jeronimo Martins SGPS SA	3,627,182	72,245

	Singapore (0.1%)
	Oversea-Chinese Banking Corp. Ltd.	5,189,300	39,315

	South Korea (1.9%)
	NAVER Corp.	447,097	337,586
*,^	Celltrion Inc.	2,049,099	175,001
			512,587
	Spain (5.1%)
	Industria de Diseno Textil SA	20,350,848	833,964
	Banco Bilbao Vizcaya Argentaria SA	52,855,634	432,598
	Distribuidora Internacional de Alimentacion SA	12,745,795	78,513
*,^	Banco Popular Espanol SA	76,855,408	52,680
			1,397,755
	Sweden (5.6%)
	Svenska Handelsbanken AB Class A	35,860,456	504,361
	Atlas Copco AB Class A	12,605,874	466,357
	Kinnevik AB	8,819,732	252,822
	Assa Abloy AB Class B	6,861,362	154,107
	SKF AB	5,061,202	103,432
	Elekta AB Class B	6,427,670	64,420
			1,545,499
	Switzerland (3.0%)
	Nestle SA	3,158,508	269,678
	Roche Holding AG	872,259	239,478
	Lonza Group AG	766,420	158,919
	Cie Financiere Richemont SA	1,682,885	140,817
			808,892

Taiwan (1.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd.			46,450,000	314,893

Thailand (0.6%)
	Kasikornbank PCL (Foreign)			23,595,356	129,869
*,3	ANI Technologies			166,185	34,826
					164,695
United Kingdom (7.5%)
	Rolls-Royce Holdings plc			36,783,215	411,670
	Royal Dutch Shell plc Class A			9,684,804	263,323
	Diageo plc			8,084,524	243,012
	Burberry Group plc			9,193,736	215,263
	Reckitt Benckiser Group plc			2,089,800	214,341
*	Standard Chartered plc			16,490,296	155,775
	Aviva plc			17,936,367	121,692
	Lloyds Banking Group plc		125,968,093		114,662
	BHP Billiton plc			7,254,009	109,616
	Aggreko plc			7,374,149	82,363
	Antofagasta plc			6,096,456	63,104
*,^	Ocado Group plc			12,833,540	52,120
					2,046,941
United States (8.4%)
*	Amazon.com Inc.			807,252	802,909
*,^	Tesla Inc.			1,356,844	462,698
*	Illumina Inc.			2,592,210	459,754
	MercadoLibre Inc.			1,574,407	433,135
*	Priceline Group Inc.			37,596	70,571
	Philip Morris International Inc.			724,380	86,781
					2,315,848
Total Common Stocks (Cost $19,094,473)					26,789,155
Preferred Stocks (0.4%)
*,3	Internet Plus Holdings Ltd.			18,638,108	71,956
*,3,4 You & Mr. Jones				44,800,000	50,490
Total Preferred Stocks (Cost $116,756)					122,446
		Coupon
Temporary Cash Investments (3.6%)1
Money Market Fund (3.5%)
6,7 Vanguard Market Liquidity Fund		1.040%		9,519,503	952,140

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	0.516%–0.741%	6/1/17	8,400	8,400
8	United States Treasury Bill	0.761%	6/22/17	100	100
8	United States Treasury Bill	0.862%–0.877%	8/3/17	3,500	3,494
8	United States Treasury Bill	0.647%	8/10/17	400	399
8	United States Treasury Bill	0.638%	8/24/17	2,500	2,495
8	United States Treasury Bill	0.929%	9/21/17	2,000	1,994
8	United States Treasury Bill	0.949%	10/19/17	5,000	4,981
8	United States Treasury Bill	1.052%–1.056%	11/24/17	3,500	3,482
					25,345
Total Temporary Cash Investments (Cost $977,411)					977,485

Total Investments (101.7%) (Cost $20,188,640)	27,889,086
Other Assets and Liabilities-Net (-1.7%)7,8,9	(469,113)
Net Assets (100%)	27,419,973

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $468,287,000
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.9% and 2.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, the aggregate value of these securities was $629,438,000, representing 2.3% of net assets.
3 Restricted securities totaling $406,497,000, representing 1.5% of net assets.
4 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
5 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
7 Includes $486,506,000 of collateral received for securities on loan.
8 Securities with a value of $15,453,000 and cash of $2,050,000 have been segregated as initial margin for open futures contracts.
9 Cash of $4,790,000 has been segregated as initial margin for open forward currency contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

International Growth Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	3,109,238	—	—
Common Stocks—Other	3,419,926	19,975,940	284,051
Preferred Stocks	—	—	122,446
Temporary Cash Investments	952,140	25,345	—
Futures Contracts—Assets[1]	489	—	—
Futures Contracts—Liabilities[1]	(95)	—	—
Forward Currency Contracts—Assets	—	23,793	—
Forward Currency Contracts—Liabilities	—	(13,498)	—
Total	7,481,698	20,011,580	406,497
1 Represents variation margin on the last day of the reporting period.

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the fund in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended May 31, 2017. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

	Investments in	Investments in
	Common Stocks	Preferred Stocks
Amount valued based on Level 3 Inputs	($000)	($000)
Balance as of August 31, 2016	327,541	116,756
Purchases	339	—
Sales	(67,484)	—
Net Realized Gain (Loss)	11,589	—
Change in Unrealized Appreciation (Depreciation)	12,066	5,690
Balance as of May 31, 2017	284,051	122,446

Net change in unrealized appreciation (depreciation) from investments still held as of May 31, 2017 was $17,756,000.

International Growth Fund

The following table provides quantitative information about the significant unobservable inputs used in fair value measurement as of May 31, 2017:

Security Type	Fair Value	Valuation	Unobservable Input	Amount
	($000)	Technique
Common Stocks	284,051	Market Approach	Recent Market Transaction	$2,750.000
			Recent Market Transaction	2,398.207
			Recent Market Transaction	2,012.795
			Recent Market Transaction	209.563
			Discounted Recent Market
			Transaction	128.020
			Discounted Recent Market	107.780
			Transaction
			Recent Market Transaction	18.108

Preferred Stocks	122,446	Market Approach	Recent Market Transaction	3.861
			Valuation of Underlying Holdings	1.127

Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting

International Growth Fund

arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	June 2017	3,854	153,982	(1,066)
Topix Index	June 2017	577	81,918	(182)
S&P ASX 200 Index	June 2017	746	79,694	(1,189)
FTSE 100 Index	June 2017	187	18,125	270
				(2,167)

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At May 31, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Morgan Stanley Capital
Services LLC	6/21/17	EUR	122,036	USD	130,668	6,581
BNP Paribas	6/21/17	EUR	114,709	USD	124,680	4,327
Barclays Bank plc	6/21/17	EUR	93,979	USD	102,409	3,287
The Toronto-Dominion Bank	6/20/17	AUD	84,525	USD	63,792	(1,006)
The Toronto-Dominion Bank	6/13/17	JPY	6,924,891	USD	61,053	1,512
Barclays Bank plc	6/20/17	AUD	69,411	USD	52,340	(779)
BNP Paribas	6/13/17	JPY	4,749,405	USD	41,994	917

International Growth Fund

Barclays Bank plc	6/20/17	AUD	42,096	USD	31,161	107
Goldman Sachs International	6/13/17	JPY	3,348,415	USD	30,395	(143)
Goldman Sachs International	6/20/17	AUD	35,882	USD	26,979	(325)
Goldman Sachs International	6/13/17	JPY	2,775,955	USD	24,854	227
BNP Paribas	6/13/17	JPY	2,357,020	USD	21,599	(303)
Citibank, N.A.	6/21/17	EUR	17,091	USD	18,366	854
Barclays Bank plc	6/13/17	JPY	2,035,830	USD	18,200	194
BNP Paribas	6/20/17	AUD	22,243	USD	16,677	(155)
Barclays Bank plc	6/21/17	EUR	14,728	USD	16,583	(19)
The Toronto-Dominion Bank	6/21/17	GBP	13,520	USD	16,466	966
JPMorgan Chase Bank, N.A.	6/20/17	AUD	21,015	USD	15,828	(218)
Goldman Sachs International	6/21/17	EUR	11,268	USD	12,135	539
Deutsche Bank AG	6/21/17	EUR	10,815	USD	11,548	615
Deutsche Bank AG	6/13/17	JPY	977,925	USD	8,842	(6)
Barclays Bank plc	6/13/17	JPY	808,025	USD	7,303	(3)
JPMorgan Chase Bank, N.A.	6/21/17	EUR	5,915	USD	6,476	176
Citibank, N.A.	6/13/17	JPY	676,830	USD	5,959	156
Barclays Bank plc	6/21/17	GBP	4,359	USD	5,447	173
Morgan Stanley Capital
Services LLC	6/21/17	GBP	4,043	USD	5,240	(27)
BNP Paribas	6/20/17	AUD	7,052	USD	5,234	5
Bank of America, N.A	6/21/17	EUR	4,517	USD	4,853	227
Citibank, N.A.	6/20/17	AUD	5,848	USD	4,403	(59)
JPMorgan Chase Bank, N.A.	6/20/17	AUD	5,811	USD	4,293	23
BNP Paribas	6/21/17	GBP	3,211	USD	4,166	(26)
BNP Paribas	6/21/17	GBP	3,253	USD	4,131	63
Deutsche Bank AG	6/13/17	JPY	462,300	USD	4,076	100
Goldman Sachs International	6/21/17	GBP	2,834	USD	3,516	137
Morgan Stanley Capital
Services LLC	6/21/17	GBP	2,635	USD	3,362	36
JPMorgan Chase Bank, N.A.	6/21/17	GBP	1,977	USD	2,537	12
Citibank, N.A.	6/21/17	GBP	1,807	USD	2,321	10
JPMorgan Chase Bank, N.A.	6/13/17	JPY	214,484	USD	1,889	49
Bank of America, N.A	6/21/17	GBP	1,273	USD	1,650	(9)
Credit Suisse International	6/21/17	GBP	1,166	USD	1,449	54
Credit Suisse International	6/21/17	GBP	665	USD	861	(3)
JPMorgan Chase Bank, N.A.	6/21/17	GBP	588	USD	761	(3)
Deutsche Bank AG	6/21/17	USD	143,619	EUR	132,942	(5,899)
BNP Paribas	6/21/17	USD	86,544	EUR	79,038	(2,349)
JPMorgan Chase Bank, N.A.	6/20/17	USD	73,664	AUD	96,825	1,741
Barclays Bank plc	6/13/17	USD	60,494	JPY	6,786,775	(824)

International Growth Fund

Barclays Bank plc	6/21/17	USD	59,187	EUR	52,796	(191)
Bank of America, N.A	6/13/17	USD	38,822	JPY	4,321,710	(224)
Barclays Bank plc	6/20/17	USD	34,639	AUD	46,897	(197)
BNP Paribas	6/13/17	USD	32,613	JPY	3,548,725	551
Goldman Sachs International	6/20/17	USD	31,210	AUD	41,943	54
Credit Suisse International	6/21/17	USD	16,980	GBP	13,092	100
Morgan Stanley Capital
Services LLC	6/21/17	USD	9,762	GBP	7,801	(296)
Goldman Sachs International	6/13/17	USD	8,655	JPY	984,250	(237)
JPMorgan Chase Bank, N.A.	6/13/17	USD	7,637	JPY	857,775	(113)
Citibank, N.A.	6/21/17	USD	7,461	GBP	5,810	(31)
Goldman Sachs International	6/21/17	USD	1,462	GBP	1,175	(53)
						10,295

At May 31, 2017, the counterparties had deposited in segregated accounts securities and cash with a value of $13,131,000 in connection with open forward currency contracts.

E. At May 31, 2017, the cost of investment securities for tax purposes was $20,194,121,000. Net unrealized appreciation of investment securities for tax purposes was $7,694,965,000, consisting of unrealized gains of $8,718,368,000 on securities that had risen in value since their purchase and $1,023,403,000 in unrealized losses on securities that had fallen in value since their purchase.

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
	Aug. 31,		Proceeds
	2016		from		Capital Gain	May 31, 2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Home 24AG	38,841	—	—	—	—	47,562
Vanguard FTSE All-World ex-US
ETF	50,757	—	—	884	—	56,783
Vanguard Market Liquidity Fund	565,037	NA2	NA2	1,892	—	952,140
You & Mr. Jones	44,800	—	—	—	—	50,490
Total	699,435			2,776	—	1,106,975

1 Includes net realized gain (loss) on affiliated investment securities sold of $43,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

AUD—Australian dollar
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Vanguard FTSE Social Index Fund

Schedule of Investments (unaudited)
As of May 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)1
Basic Materials (1.8%)
	Praxair Inc.	58,550	7,745
	Ecolab Inc.	54,349	7,220
	Air Products & Chemicals Inc.	44,481	6,408
	PPG Industries Inc.	54,200	5,765
	LyondellBasell Industries NV Class A	70,252	5,657
	Nucor Corp.	64,878	3,769
	Newmont Mining Corp.	108,595	3,708
	Albemarle Corp.	23,089	2,623
	Arconic Inc.	89,121	2,448
	International Flavors & Fragrances Inc.	16,361	2,256
	FMC Corp.	27,380	2,064
	Mosaic Co.	72,168	1,633
	Avery Dennison Corp.	18,344	1,546
	CF Industries Holdings Inc.	47,701	1,283
*	Alcoa Corp.	37,543	1,237
	Ashland Global Holdings Inc.	12,758	849
			56,211
Consumer Goods (9.8%)
	Procter & Gamble Co.	525,759	46,314
	PepsiCo Inc.	296,145	34,610
	Mondelez International Inc. Class A	318,957	14,860
	Colgate-Palmolive Co.	182,563	13,941
	NIKE Inc. Class B	221,908	11,759
	Kraft Heinz Co.	122,503	11,295
	General Motors Co.	282,774	9,595
	Kimberly-Clark Corp.	73,198	9,496
	Ford Motor Co.	796,052	8,852
*,^ Tesla Inc.		25,232	8,604
	Activision Blizzard Inc.	142,602	8,354
*	Electronic Arts Inc.	60,824	6,893
	General Mills Inc.	118,951	6,749
	Newell Brands Inc.	99,028	5,244
	Delphi Automotive plc	55,331	4,867
*	Monster Beverage Corp.	87,949	4,447
	Stanley Black & Decker Inc.	30,825	4,243
	Estee Lauder Cos. Inc. Class A	43,774	4,121
	VF Corp.	68,977	3,711
	Hershey Co.	31,425	3,622
	Clorox Co.	26,480	3,594
	Dr Pepper Snapple Group Inc.	37,719	3,501
	Kellogg Co.	48,801	3,494
	Conagra Brands Inc.	89,668	3,456
	Mead Johnson Nutrition Co.	38,267	3,422
*	Mohawk Industries Inc.	12,729	3,046
	JM Smucker Co.	23,175	2,963
	Whirlpool Corp.	15,389	2,855
	Genuine Parts Co.	30,509	2,826
	Coach Inc.	59,482	2,749

Church & Dwight Co. Inc.	52,657	2,720
McCormick & Co. Inc.	23,523	2,450
DR Horton Inc.	69,990	2,288
Bunge Ltd.	28,585	2,286
Campbell Soup Co.	36,869	2,126
Lear Corp.	14,215	2,119
^ Autoliv Inc.	18,019	1,999
Coca-Cola European Partners plc	47,521	1,950
Harley-Davidson Inc.	36,225	1,920
BorgWarner Inc.	44,630	1,897
Hormel Foods Corp.	56,330	1,894
Snap-on Inc.	11,406	1,844
* LKQ Corp.	57,934	1,824
PVH Corp.	15,877	1,682
Goodyear Tire & Rubber Co.	51,540	1,661
Hanesbrands Inc.	78,859	1,628
Mattel Inc.	70,671	1,619
Ingredion Inc.	13,392	1,528
Lamb Weston Holdings Inc.	29,788	1,382
* Herbalife Ltd.	19,089	1,370
Adient plc	19,301	1,323
PulteGroup Inc.	53,375	1,210
Gentex Corp.	59,869	1,136
Toll Brothers Inc.	30,628	1,131
* Michael Kors Holdings Ltd.	31,491	1,045
^ Polaris Industries Inc.	12,299	1,028
* Lululemon Athletica Inc.	20,823	1,005
* Edgewell Personal Care Co.	11,969	875
Ralph Lauren Corp. Class A	12,271	832
* Under Armour Inc. Class A	41,902	803
* Under Armour Inc.	31,200	556
		302,614
Consumer Services (9.5%)
Home Depot Inc.	250,315	38,426
Walt Disney Co.	325,161	35,098
McDonald's Corp.	170,781	25,769
* Priceline Group Inc.	10,259	19,257
Starbucks Corp.	289,114	18,390
CVS Health Corp.	210,760	16,193
Time Warner Inc.	160,006	15,919
Lowe's Cos. Inc.	179,554	14,143
TJX Cos. Inc.	133,675	10,054
McKesson Corp.	43,551	7,103
Sysco Corp.	103,103	5,625
Ross Stores Inc.	80,707	5,159
Cardinal Health Inc.	65,390	4,858
* O'Reilly Automotive Inc.	19,456	4,710
Omnicom Group Inc.	48,500	4,060
Dollar General Corp.	52,259	3,835
* Ulta Beauty Inc.	12,332	3,759
* AutoZone Inc.	5,903	3,577
Expedia Inc.	24,561	3,531
* Dollar Tree Inc.	45,273	3,518
* Yum China Holdings Inc.	81,467	3,129
AmerisourceBergen Corp. Class A	33,467	3,071
Best Buy Co. Inc.	51,409	3,053
* Chipotle Mexican Grill Inc. Class A	5,907	2,820

Nielsen Holdings plc	70,283	2,704
Viacom Inc. Class B	71,051	2,472
* CarMax Inc.	38,440	2,415
L Brands Inc.	44,444	2,293
Darden Restaurants Inc.	25,276	2,248
Alaska Air Group Inc.	25,333	2,205
Tiffany & Co.	23,405	2,035
Interpublic Group of Cos. Inc.	81,248	2,025
Advance Auto Parts Inc.	14,965	2,000
Foot Locker Inc.	27,118	1,611
* Liberty Media Corp-Liberty SiriusXM Class C	37,766	1,574
Macy's Inc.	63,823	1,500
Kohl's Corp.	34,191	1,314
^ Nordstrom Inc.	29,270	1,223
Staples Inc.	134,663	1,223
Tractor Supply Co.	20,795	1,147
H&R Block Inc.	42,624	1,131
Bed Bath & Beyond Inc.	32,333	1,113
Gap Inc.	47,047	1,059
TEGNA Inc.	44,302	1,052
Scripps Networks Interactive Inc. Class A	14,667	971
* TripAdvisor Inc.	21,471	827
Dun & Bradstreet Corp.	7,723	809
* Liberty Media Corp-Liberty SiriusXM Class A	18,454	769
Signet Jewelers Ltd.	14,109	679
* AutoNation Inc.	14,213	562
		294,018
Financials (23.6%)
JPMorgan Chase & Co.	742,683	61,011
Wells Fargo & Co.	1,032,341	52,794
Bank of America Corp.	2,077,375	46,554
Visa Inc. Class A	382,102	36,388
Citigroup Inc.	569,732	34,492
Mastercard Inc. Class A	199,631	24,531
US Bancorp	349,738	17,798
Goldman Sachs Group Inc.	76,828	16,231
Chubb Ltd.	95,365	13,655
American International Group Inc.	210,920	13,421
American Express Co.	161,216	12,404
PNC Financial Services Group Inc.	101,037	11,993
Morgan Stanley	273,278	11,407
American Tower Corporation	86,906	11,401
Bank of New York Mellon Corp.	217,341	10,241
BlackRock Inc.	24,985	10,225
Simon Property Group Inc.	64,515	9,951
Prudential Financial Inc.	88,355	9,264
MetLife Inc.	182,774	9,246
Charles Schwab Corp.	229,452	8,891
Marsh & McLennan Cos. Inc.	106,117	8,230
CME Group Inc.	65,661	7,701
S&P Global Inc.	53,285	7,610
Capital One Financial Corp.	98,843	7,603
Crown Castle International Corp.	74,119	7,534
Intercontinental Exchange Inc.	122,158	7,353
Travelers Cos. Inc.	58,431	7,295
Aon plc	54,495	7,134
BB&T Corp.	166,476	6,934

Allstate Corp.	75,837	6,548
State Street Corp.	79,243	6,455
Equinix Inc.	14,611	6,444
Public Storage	29,802	6,418
Aflac Inc.	80,807	6,091
Prologis Inc.	107,623	5,977
SunTrust Banks Inc.	101,558	5,420
Welltower Inc.	74,409	5,398
AvalonBay Communities Inc.	28,153	5,384
Weyerhaeuser Co.	153,294	5,053
Ventas Inc.	72,667	4,832
Equity Residential	73,911	4,811
M&T Bank Corp.	30,267	4,736
Progressive Corp.	110,410	4,685
Discover Financial Services	79,700	4,678
Moody's Corp.	39,496	4,678
Synchrony Financial	170,135	4,568
Willis Towers Watson plc	28,210	4,136
Northern Trust Corp.	46,874	4,099
KeyCorp	221,968	3,878
Digital Realty Trust Inc.	32,710	3,866
Ameriprise Financial Inc.	31,771	3,838
Hartford Financial Services Group Inc.	77,544	3,830
Boston Properties Inc.	31,436	3,814
Principal Financial Group Inc.	59,043	3,714
Fifth Third Bancorp	154,676	3,672
Citizens Financial Group Inc.	104,922	3,578
Regions Financial Corp.	251,964	3,487
T. Rowe Price Group Inc.	47,937	3,377
* SBA Communications Corp. Class A	24,314	3,360
Equifax Inc.	24,460	3,346
Vornado Realty Trust	34,720	3,201
Lincoln National Corp.	46,836	3,043
HCP Inc.	95,747	3,001
First Republic Bank	31,531	2,904
Realty Income Corp.	52,730	2,896
Huntington Bancshares Inc.	223,000	2,796
Invesco Ltd.	84,352	2,674
Loews Corp.	54,971	2,592
* Markel Corp.	2,647	2,587
Annaly Capital Management Inc.	206,970	2,479
Comerica Inc.	35,222	2,415
XL Group Ltd.	55,158	2,410
GGP Inc.	103,730	2,311
* Arch Capital Group Ltd.	23,537	2,289
Everest Re Group Ltd.	8,438	2,149
Unum Group	47,489	2,136
UDR Inc.	54,753	2,114
SL Green Realty Corp.	20,669	2,088
Duke Realty Corp.	72,661	2,083
Arthur J Gallagher & Co.	36,217	2,055
* CBRE Group Inc. Class A	58,709	2,048
Cincinnati Financial Corp.	28,994	2,032
* E*TRADE Financial Corp.	56,223	1,946
Western Union Co.	99,579	1,894
* Alleghany Corp.	3,215	1,888
^ CIT Group Inc.	41,619	1,875

Regency Centers Corp.	30,506	1,857
Ally Financial Inc.	99,976	1,853
Nasdaq Inc.	26,654	1,803
Torchmark Corp.	23,459	1,771
Macerich Co.	29,925	1,718
Iron Mountain Inc.	48,957	1,710
VEREIT Inc.	201,678	1,668
Zions Bancorporation	41,575	1,666
TD Ameritrade Holding Corp.	42,339	1,582
Kimco Realty Corp.	88,697	1,556
AGNC Investment Corp.	69,086	1,436
WR Berkley Corp.	20,528	1,416
Voya Financial Inc.	40,274	1,377
New York Community Bancorp Inc.	96,951	1,253
Liberty Property Trust	30,009	1,233
SEI Investments Co.	24,590	1,232
Assurant Inc.	11,985	1,174
RenaissanceRe Holdings Ltd.	8,015	1,145
People's United Financial Inc.	67,503	1,118
Axis Capital Holdings Ltd.	16,554	1,086
Commerce Bancshares Inc.	19,736	1,056
Hospitality Properties Trust	33,294	963
Navient Corp.	63,780	920
Weingarten Realty Investors	25,465	766
* Quality Care Properties Inc.	20,080	340
		729,068
Health Care (17.1%)
Johnson & Johnson	564,652	72,417
Pfizer Inc.	1,246,826	40,709
Merck & Co. Inc.	570,529	37,147
UnitedHealth Group Inc.	199,590	34,964
Amgen Inc.	153,848	23,883
Medtronic plc	282,298	23,792
AbbVie Inc.	332,533	21,954
Bristol-Myers Squibb Co.	342,664	18,487
* Celgene Corp.	160,745	18,391
Abbott Laboratories	353,593	16,145
Eli Lilly & Co.	202,359	16,102
Allergan plc	68,767	15,387
* Biogen Inc.	44,394	10,999
Aetna Inc.	72,284	10,471
Anthem Inc.	54,148	9,874
Stryker Corp.	67,534	9,655
Becton Dickinson and Co.	46,721	8,841
Cigna Corp.	52,904	8,530
* Regeneron Pharmaceuticals Inc.	16,925	7,770
* Express Scripts Holding Co.	126,650	7,567
* Boston Scientific Corp.	278,904	7,539
* Intuitive Surgical Inc.	7,916	7,241
Humana Inc.	30,453	7,073
Baxter International Inc.	111,796	6,631
Zoetis Inc.	102,788	6,402
* Vertex Pharmaceuticals Inc.	50,643	6,259
* Edwards Lifesciences Corp.	43,488	5,004
Zimmer Biomet Holdings Inc.	40,837	4,868
* HCA Healthcare Inc.	59,242	4,852
CR Bard Inc.	15,195	4,671

* Alexion Pharmaceuticals Inc.	46,036	4,513
* Incyte Corp.	34,388	4,447
* Mylan NV	93,325	3,638
Quest Diagnostics Inc.	28,600	3,111
* Henry Schein Inc.	16,532	3,041
* BioMarin Pharmaceutical Inc.	34,372	3,012
Dentsply Sirona Inc.	47,358	3,008
* Laboratory Corp. of America Holdings	21,014	2,921
* Waters Corp.	15,732	2,826
* DaVita Inc.	39,904	2,644
* Quintiles IMS Holdings Inc.	29,272	2,530
* Hologic Inc.	57,305	2,482
* Centene Corp.	34,139	2,479
Universal Health Services Inc. Class B	18,390	2,090
ResMed Inc.	28,758	2,045
Perrigo Co. plc	27,302	1,989
* Varian Medical Systems Inc.	19,146	1,896
* Jazz Pharmaceuticals plc	11,169	1,626
* Bioverativ Inc.	22,605	1,245
* Mallinckrodt plc	21,988	948
Patterson Cos. Inc.	16,578	732
* Endo International plc	45,517	600
* Varex Imaging Corp.	8,005	275
		527,723
Industrials (8.2%)
Union Pacific Corp.	167,380	18,462
Accenture plc Class A	134,706	16,767
United Parcel Service Inc. Class B	141,964	15,044
* PayPal Holdings Inc.	223,273	11,657
CSX Corp.	194,556	10,539
FedEx Corp.	51,277	9,940
Automatic Data Processing Inc.	92,325	9,451
Illinois Tool Works Inc.	65,031	9,184
Johnson Controls International plc	193,398	8,076
Deere & Co.	61,074	7,479
Norfolk Southern Corp.	59,750	7,411
Eaton Corp. plc	92,743	7,176
Waste Management Inc.	90,999	6,635
* Fiserv Inc.	44,661	5,595
Cummins Inc.	34,609	5,458
Sherwin-Williams Co.	15,555	5,161
PACCAR Inc.	72,442	4,561
Parker-Hannifin Corp.	27,343	4,306
Rockwell Automation Inc.	26,574	4,218
Agilent Technologies Inc.	66,615	4,020
Fortive Corp.	60,331	3,768
Vulcan Materials Co.	27,251	3,397
Republic Services Inc. Class A	48,063	3,057
Ball Corp.	71,688	2,932
Martin Marietta Materials Inc.	13,042	2,923
AMETEK Inc.	47,859	2,920
Alliance Data Systems Corp.	11,847	2,857
WestRock Co.	51,493	2,802
Global Payments Inc.	30,577	2,801
Dover Corp.	32,051	2,646
* Verisk Analytics Inc. Class A	31,938	2,583
Masco Corp.	66,302	2,470

	Fastenal Co.	54,618	2,358
	Kansas City Southern	21,882	2,083
*	Vantiv Inc. Class A	32,447	2,035
	Expeditors International of Washington Inc.	37,390	1,996
	Fortune Brands Home & Security Inc.	31,608	1,994
	CH Robinson Worldwide Inc.	29,018	1,945
	Xylem Inc.	37,180	1,939
*	Flex Ltd.	110,688	1,911
	Total System Services Inc.	31,976	1,904
	Valspar Corp.	16,421	1,855
	Broadridge Financial Solutions Inc.	24,233	1,839
	WW Grainger Inc.	10,506	1,810
	Sealed Air Corp.	39,650	1,761
*	United Rentals Inc.	15,531	1,689
	JB Hunt Transport Services Inc.	18,267	1,560
	Allegion plc	19,716	1,550
	Xerox Corp.	210,203	1,486
*	Arrow Electronics Inc.	18,828	1,423
	Acuity Brands Inc.	8,651	1,409
*	Sensata Technologies Holding NV	34,825	1,408
	ManpowerGroup Inc.	13,667	1,392
*	Stericycle Inc.	16,635	1,360
*	Keysight Technologies Inc.	34,950	1,350
	Robert Half International Inc.	24,974	1,161
	MDU Resources Group Inc.	39,787	1,083
	Jabil Circuit Inc.	34,267	1,025
	Avnet Inc.	26,761	982
	Bemis Co. Inc.	19,180	856
*	Conduent Inc.	42,213	693
			252,153
Oil & Gas (3.5%)
	Schlumberger Ltd.	285,037	19,836
	ConocoPhillips	251,897	11,257
	EOG Resources Inc.	118,253	10,680
	Occidental Petroleum Corp.	156,626	9,230
	Kinder Morgan Inc.	389,060	7,299
	Pioneer Natural Resources Co.	34,812	5,809
	Anadarko Petroleum Corp.	113,725	5,747
	Valero Energy Corp.	92,925	5,712
	Williams Cos. Inc.	167,492	4,790
	Baker Hughes Inc.	86,335	4,761
	Devon Energy Corp.	107,265	3,645
	Apache Corp.	77,238	3,612
	Marathon Oil Corp.	173,396	2,258
	Cimarex Energy Co.	19,709	2,120
	EQT Corp.	35,288	1,950
	Tesoro Corp.	22,926	1,908
*	Newfield Exploration Co.	41,230	1,339
	Helmerich & Payne Inc.	22,260	1,172
	Core Laboratories NV	9,802	1,002
	Range Resources Corp.	41,484	957
	Murphy Oil Corp.	34,220	835
*	Transocean Ltd.	83,192	756
			106,675
Technology (25.6%)
	Apple Inc.	1,078,531	164,756

Microsoft Corp.	1,554,049	108,535
* Facebook Inc. Class A	457,235	69,253
* Alphabet Inc. Class A	60,209	59,432
* Alphabet Inc. Class C	60,089	57,978
Intel Corp.	973,645	35,158
Cisco Systems Inc.	1,034,550	32,619
Oracle Corp.	649,901	29,499
Broadcom Ltd.	81,688	19,563
QUALCOMM Inc.	301,856	17,287
Texas Instruments Inc.	206,611	17,043
NVIDIA Corp.	116,240	16,779
* Adobe Systems Inc.	103,194	14,639
* salesforce.com Inc.	130,343	11,684
Applied Materials Inc.	221,428	10,159
Cognizant Technology Solutions Corp. Class A	125,429	8,393
Intuit Inc.	49,096	6,905
* Micron Technology Inc.	214,688	6,606
HP Inc.	350,075	6,567
* NXP Semiconductors NV	56,254	6,182
Corning Inc.	190,436	5,542
Lam Research Corp.	33,508	5,199
* Autodesk Inc.	45,544	5,090
Western Digital Corp.	55,692	5,016
Skyworks Solutions Inc.	37,993	4,044
* Cerner Corp.	59,715	3,902
Symantec Corp.	128,177	3,885
Xilinx Inc.	51,105	3,409
* ServiceNow Inc.	32,362	3,387
KLA-Tencor Corp.	32,073	3,336
* Red Hat Inc.	36,794	3,296
* Dell Technologies Inc. Class V	44,222	3,069
* Check Point Software Technologies Ltd.	25,589	2,867
Maxim Integrated Products Inc.	58,397	2,791
* Citrix Systems Inc.	31,923	2,635
Seagate Technology plc	58,380	2,544
* Workday Inc. Class A	25,005	2,500
* Twitter Inc.	132,112	2,420
* Synopsys Inc.	31,146	2,332
* Mobileye NV	37,391	2,315
Juniper Networks Inc.	78,021	2,288
NetApp Inc.	56,513	2,288
CA Inc.	64,130	2,037
Amdocs Ltd.	30,117	1,951
* VeriSign Inc.	20,931	1,887
CDK Global Inc.	29,690	1,825
* F5 Networks Inc.	13,393	1,716
* Splunk Inc.	26,586	1,628
* Akamai Technologies Inc.	34,375	1,621
Marvell Technology Group Ltd.	85,401	1,472
* Yandex NV Class A	50,751	1,344
* VMware Inc. Class A	13,151	1,278
CSRA Inc.	33,417	1,008
		790,959
Telecommunications (0.3%)
* T-Mobile US Inc.	54,065	3,645
* Level 3 Communications Inc.	59,793	3,559
* Sprint Corp.	171,256	1,454

	Frontier Communications Corp.			236,009	309
					8,967
Utilities (0.3%)
	American Water Works Co. Inc.			36,986	2,892
	CenterPoint Energy Inc.			88,049	2,519
	ONEOK Inc.			43,624	2,167
	NiSource Inc.			65,955	1,720
*	Calpine Corp.			63,119	811
	Avangrid Inc.			11,981	544
					10,653
Total Common Stocks (Cost $2,315,244)					3,079,041
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)1
2,4 Vanguard Market Liquidity Fund		0.00		117	11,732

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
3	United States Treasury Bill	0.722%–.726%	6/8/17	300	300
3	United States Treasury Bill	0.724%–.759%	6/15/17	300	300
	United States Treasury Bill	0.980%	10/5/17	600	598
					1,198
Total Temporary Cash Investments (Cost $12,930)					12,930
Total Investments (100.1%) (Cost $2,328,174)					3,091,971
					Amount
					($000)
Other Assets and Liabilities-Net (-0.1%)4					(2,297)
Net Assets (100%)					3,089,674

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,343,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 0.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $600,000 have been segregated as initial margin for open futures contracts.
4 Includes $4,426,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

FTSE Social Index Fund

. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2017, based on the inputs used to value them:
	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,079,041	—	—
Temporary Cash Investments	11,732	1,198	—
Futures Contracts - Assets[1]	2	—	—
Total	3,090,775	1,198	—
1 Represents variation margin on the last day of the reporting period.

. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)

FTSE Social Index Fund

E-mini S&P 500 Index	June 2017	80	9,644	70

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

. At May 31, 2017, the cost of investment securities for tax purposes was $2,328,174,000. Net unrealized appreciation of investment securities for tax purposes was $763,797,000, consisting of unrealized gains of $813,767,000 on securities that had risen in value since their purchase and
$49,970,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap Index Fund

Schedule of Investments (unaudited)
As of May 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (1.9%)
Dow Chemical Co.	88,695	5,496
EI du Pont de Nemours & Co.	63,201	4,988
Praxair Inc.	20,864	2,760
Ecolab Inc.	19,218	2,553
Air Products & Chemicals Inc.	15,913	2,292
PPG Industries Inc.	18,799	1,999
LyondellBasell Industries NV Class A	23,524	1,894
International Paper Co.	29,997	1,586
Nucor Corp.	23,193	1,348
		24,916
Consumer Goods (9.7%)
Procter & Gamble Co.	186,856	16,460
Philip Morris International Inc.	113,395	13,585
Coca-Cola Co.	283,739	12,902
PepsiCo Inc.	104,278	12,187
Altria Group Inc.	141,877	10,703
NIKE Inc. Class B	96,836	5,131
Mondelez International Inc. Class A	107,244	4,996
Colgate-Palmolive Co.	64,611	4,934
Reynolds American Inc.	62,491	4,203
Kraft Heinz Co.	44,471	4,100
Monsanto Co.	32,032	3,761
Kimberly-Clark Corp.	26,037	3,378
Ford Motor Co.	286,264	3,183
General Motors Co.	93,003	3,156
Activision Blizzard Inc.	51,643	3,025
* Tesla Inc.	8,827	3,010
General Mills Inc.	42,326	2,402
Constellation Brands Inc. Class A	11,393	2,082
Archer-Daniels-Midland Co.	41,727	1,735
* Monster Beverage Corp.	31,348	1,585
Stanley Black & Decker Inc.	11,191	1,540
Estee Lauder Cos. Inc. Class A	16,314	1,536
Kellogg Co.	17,948	1,285
Mead Johnson Nutrition Co.	13,473	1,205
Hershey Co.	9,981	1,151
VF Corp.	19,705	1,060
Delphi Automotive plc	9,811	863
Campbell Soup Co.	14,611	842
Brown-Forman Corp. Class B	12,539	651
Tyson Foods Inc. Class A	10,060	577
		127,228
Consumer Services (14.1%)
* Amazon.com Inc.	29,661	29,501
Comcast Corp. Class A	345,981	14,424
Home Depot Inc.	89,037	13,668
Walt Disney Co.	109,809	11,853
McDonald's Corp.	60,693	9,158

Wal-Mart Stores Inc.	112,335	8,830
* Priceline Group Inc.	3,614	6,784
Starbucks Corp.	101,211	6,438
Costco Wholesale Corp.	32,123	5,796
CVS Health Corp.	74,991	5,762
Walgreens Boots Alliance Inc.	67,075	5,434
Time Warner Inc.	53,779	5,351
* Charter Communications Inc. Class A	14,746	5,096
Lowe's Cos. Inc.	63,609	5,011
* Netflix Inc.	29,922	4,879
TJX Cos. Inc.	45,304	3,407
* eBay Inc.	76,041	2,608
Southwest Airlines Co.	42,780	2,571
McKesson Corp.	15,477	2,524
Delta Air Lines Inc.	48,025	2,359
Marriott International Inc. Class A	21,119	2,273
Target Corp.	40,992	2,261
Twenty-First Century Fox Inc. Class A	77,055	2,090
Kroger Co.	68,481	2,039
Sysco Corp.	35,670	1,946
Yum! Brands Inc.	24,665	1,792
Carnival Corp.	27,503	1,762
Las Vegas Sands Corp.	29,114	1,722
Cardinal Health Inc.	23,006	1,709
* O'Reilly Automotive Inc.	6,763	1,637
CBS Corp. Class B	26,314	1,608
American Airlines Group Inc.	33,071	1,601
Dollar General Corp.	20,170	1,480
Omnicom Group Inc.	17,164	1,437
* AutoZone Inc.	2,085	1,263
* DISH Network Corp. Class A	15,764	1,005
Hilton Worldwide Holdings Inc.	14,456	961
Ross Stores Inc.	14,409	921
L Brands Inc.	17,829	920
Viacom Inc. Class B	25,660	893
Twenty-First Century Fox Inc.	29,142	784
* United Continental Holdings Inc.	9,253	737
AmerisourceBergen Corp. Class A	5,955	547
Sirius XM Holdings Inc.	103,246	542
Viacom Inc. Class A	400	15
		185,399
Financials (17.7%)
* Berkshire Hathaway Inc. Class B	139,743	23,097
JPMorgan Chase & Co.	261,522	21,484
Wells Fargo & Co.	330,399	16,897
Bank of America Corp.	732,781	16,422
Visa Inc. Class A	135,838	12,936
Citigroup Inc.	208,311	12,611
Mastercard Inc. Class A	69,649	8,558
US Bancorp	117,638	5,987
Goldman Sachs Group Inc.	26,160	5,527
Chubb Ltd.	32,291	4,624
American International Group Inc.	71,619	4,557
American Express Co.	56,024	4,311
Morgan Stanley	102,707	4,287
PNC Financial Services Group Inc.	35,599	4,226
American Tower Corporation	31,123	4,083

Simon Property Group Inc.	22,979	3,545
Bank of New York Mellon Corp.	73,432	3,460
Charles Schwab Corp.	87,228	3,380
Prudential Financial Inc.	31,454	3,298
MetLife Inc.	64,020	3,239
BlackRock Inc.	7,700	3,151
Marsh & McLennan Cos. Inc.	37,534	2,911
CME Group Inc.	23,576	2,765
Capital One Financial Corp.	35,225	2,710
S&P Global Inc.	18,870	2,695
Crown Castle International Corp.	26,376	2,681
Intercontinental Exchange Inc.	43,517	2,619
Travelers Cos. Inc.	20,436	2,551
Aon plc	19,182	2,511
BB&T Corp.	59,060	2,460
Public Storage	10,766	2,318
Allstate Corp.	26,684	2,304
Aflac Inc.	29,906	2,254
State Street Corp.	26,597	2,167
Prologis Inc.	38,637	2,146
Welltower Inc.	26,563	1,927
SunTrust Banks Inc.	36,072	1,925
Weyerhaeuser Co.	54,708	1,803
Progressive Corp.	42,446	1,801
Equity Residential	26,815	1,745
Ventas Inc.	26,026	1,730
Discover Financial Services	28,133	1,651
Synchrony Financial	59,085	1,586
Northern Trust Corp.	15,815	1,383
Boston Properties Inc.	11,305	1,372
Ameriprise Financial Inc.	11,280	1,363
Fifth Third Bancorp	55,283	1,312
T. Rowe Price Group Inc.	16,822	1,185
Vornado Realty Trust	12,433	1,146
HCP Inc.	34,184	1,071
Franklin Resources Inc.	24,989	1,044
GGP Inc.	45,069	1,004
Loews Corp.	20,883	985
AvalonBay Communities Inc.	4,994	955
TD Ameritrade Holding Corp.	19,321	722
* Berkshire Hathaway Inc. Class A	1	248
		232,730
Health Care (13.7%)
Johnson & Johnson	198,823	25,499
Pfizer Inc.	434,970	14,202
Merck & Co. Inc.	201,515	13,121
UnitedHealth Group Inc.	70,324	12,319
Medtronic plc	100,410	8,463
Amgen Inc.	53,835	8,357
AbbVie Inc.	116,501	7,691
Bristol-Myers Squibb Co.	122,259	6,596
* Celgene Corp.	56,863	6,506
Gilead Sciences Inc.	95,753	6,213
Eli Lilly & Co.	72,585	5,776
Abbott Laboratories	126,393	5,771
Allergan plc	24,455	5,472
Thermo Fisher Scientific Inc.	28,864	4,987

* Biogen Inc.	15,787	3,911
Aetna Inc.	25,721	3,726
Anthem Inc.	19,336	3,526
Becton Dickinson and Co.	16,539	3,130
Stryker Corp.	21,822	3,120
Cigna Corp.	18,761	3,025
* Boston Scientific Corp.	99,622	2,693
* Express Scripts Holding Co.	44,296	2,647
* Regeneron Pharmaceuticals Inc.	5,712	2,622
* Intuitive Surgical Inc.	2,837	2,595
Humana Inc.	10,906	2,533
* Vertex Pharmaceuticals Inc.	18,204	2,250
Zoetis Inc.	35,940	2,238
Baxter International Inc.	35,625	2,113
* Illumina Inc.	10,728	1,903
* HCA Healthcare Inc.	21,623	1,771
Zimmer Biomet Holdings Inc.	14,637	1,745
* Alexion Pharmaceuticals Inc.	15,652	1,534
* Mylan NV	31,362	1,222
		179,277
Industrials (10.9%)
General Electric Co.	646,621	17,704
3M Co.	43,556	8,906
Boeing Co.	42,846	8,039
Honeywell International Inc.	55,630	7,398
Union Pacific Corp.	59,450	6,557
United Technologies Corp.	53,021	6,430
Accenture plc Class A	45,533	5,668
United Parcel Service Inc. Class B	50,352	5,336
Lockheed Martin Corp.	18,027	5,068
Caterpillar Inc.	42,894	4,522
* PayPal Holdings Inc.	83,899	4,380
Danaher Corp.	45,638	3,876
General Dynamics Corp.	18,818	3,825
CSX Corp.	67,715	3,668
Raytheon Co.	21,418	3,513
FedEx Corp.	17,541	3,400
Northrop Grumman Corp.	12,757	3,307
Automatic Data Processing Inc.	31,269	3,201
Johnson Controls International plc	68,601	2,865
Illinois Tool Works Inc.	20,246	2,859
Deere & Co.	23,294	2,853
Emerson Electric Co.	47,165	2,788
Norfolk Southern Corp.	21,226	2,633
Eaton Corp. plc	32,808	2,539
Waste Management Inc.	32,242	2,351
Fidelity National Information Services Inc.	24,123	2,071
TE Connectivity Ltd.	26,025	2,052
Cummins Inc.	12,301	1,940
Sherwin-Williams Co.	5,802	1,925
Ingersoll-Rand plc	19,021	1,704
PACCAR Inc.	25,693	1,618
Parker-Hannifin Corp.	9,745	1,535
Rockwell Automation Inc.	9,398	1,492
Agilent Technologies Inc.	23,616	1,425
Fortive Corp.	22,721	1,419
Paychex Inc.	23,630	1,400

	Republic Services Inc. Class A	17,360	1,104
			143,371
Oil & Gas (6.1%)
	Exxon Mobil Corp.	305,046	24,556
	Chevron Corp.	138,362	14,318
	Schlumberger Ltd.	101,884	7,090
	ConocoPhillips	90,360	4,038
	EOG Resources Inc.	42,164	3,808
	Occidental Petroleum Corp.	55,882	3,293
	Halliburton Co.	60,228	2,722
	Kinder Morgan Inc.	138,500	2,598
	Phillips 66	32,124	2,445
	Pioneer Natural Resources Co.	12,414	2,071
	Anadarko Petroleum Corp.	40,821	2,063
	Valero Energy Corp.	32,975	2,027
	Marathon Petroleum Corp.	38,650	2,011
	Williams Cos. Inc.	60,353	1,726
	Baker Hughes Inc.	31,162	1,719
	Apache Corp.	27,764	1,298
	Hess Corp.	22,038	1,011
	Noble Energy Inc.	32,004	918
	Devon Energy Corp.	18,186	618
*	Continental Resources Inc.	3,443	130
			80,460
Technology (20.2%)
	Apple Inc.	364,314	55,653
	Microsoft Corp.	536,779	37,489
*	Facebook Inc. Class A	172,430	26,116
*	Alphabet Inc. Class A	21,686	21,406
*	Alphabet Inc. Class C	21,649	20,888
	Intel Corp.	345,602	12,480
	Cisco Systems Inc.	366,145	11,545
	Oracle Corp.	225,207	10,222
	International Business Machines Corp.	62,562	9,549
	Broadcom Ltd.	29,321	7,022
	QUALCOMM Inc.	107,988	6,184
	Texas Instruments Inc.	73,078	6,028
	NVIDIA Corp.	37,431	5,403
*	Adobe Systems Inc.	36,295	5,149
*	salesforce.com Inc.	48,463	4,344
	Applied Materials Inc.	78,965	3,623
	Cognizant Technology Solutions Corp. Class A	44,354	2,968
*	Yahoo! Inc.	57,941	2,916
	Intuit Inc.	17,850	2,510
	HP Inc.	124,069	2,328
	Analog Devices Inc.	26,809	2,299
	Hewlett Packard Enterprise Co.	121,118	2,278
	Corning Inc.	67,712	1,970
*	DXC Technology Co.	20,752	1,609
*	Micron Technology Inc.	38,397	1,181
*	VMware Inc. Class A	5,382	523
	CA Inc.	11,440	363
*,^ Snap Inc.		14,514	308
			264,354
Telecommunications (2.6%)
	AT&T Inc.	448,995	17,300

Verizon Communications Inc.	298,001	13,899
*	T-Mobile US Inc.	21,208	1,430
CenturyLink Inc.	19,939	497
*	Sprint Corp.	44,250	376
33,502
Utilities (2.8%)
NextEra Energy Inc.	34,149	4,830
Duke Energy Corp.	50,337	4,313
Dominion Energy Inc.	45,763	3,696
Southern Co.	71,558	3,621
American Electric Power Co. Inc.	36,029	2,586
PG&E Corp.	37,101	2,537
Exelon Corp.	67,319	2,444
Sempra Energy	18,308	2,133
PPL Corp.	49,693	1,983
Edison International	23,818	1,943
Consolidated Edison Inc.	22,246	1,842
Xcel Energy Inc.	37,085	1,777
Public Service Enterprise Group Inc.	36,901	1,657
FirstEnergy Corp.	32,338	946
36,308
Total Common Stocks (Cost $871,134)	1,307,545
Coupon
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
2,3 Vanguard Market Liquidity Fund	1.040%	13,642	1,365

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	0.949%	10/19/17	200	199
Total Temporary Cash Investments (Cost $1,564)	1,564
Total Investments (99.8%) (Cost $872,698)	1,309,109
Other Assets and Liabilities-Net (0.2%)[3]	2,024
Net Assets (100%)	1,311,133

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $291,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $301,000 of collateral received for securities on loan.
4 Securities with a value of $199,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of

Mega Cap Index Fund

trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,307,545	—	—
Temporary Cash Investments	1,365	199	—
Futures Contracts—Assets[1]	1	—	—
Total	1,308,911	199	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Mega Cap Index Fund

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2017	25	3,014	53

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2017, the cost of investment securities for tax purposes was $872,698,000. Net unrealized appreciation of investment securities for tax purposes was $436,411,000, consisting of unrealized gains of $454,449,000 on securities that had risen in value since their purchase and $18,038,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Extended Duration Treasury Index Fund

Schedule of Investments (unaudited)
As of May 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	5/15/37	21,365	12,131
United States Treasury Strip Coupon	0.000%	8/15/37	66,725	37,455
United States Treasury Strip Coupon	0.000%	11/15/37	59,545	33,136
United States Treasury Strip Coupon	0.000%	2/15/38	57,160	31,500
United States Treasury Strip Coupon	0.000%	5/15/38	64,635	35,368
United States Treasury Strip Coupon	0.000%	8/15/38	44,455	24,040
United States Treasury Strip Coupon	0.000%	11/15/38	39,595	21,264
United States Treasury Strip Coupon	0.000%	2/15/39	40,860	21,745
United States Treasury Strip Coupon	0.000%	5/15/39	39,955	21,033
United States Treasury Strip Coupon	0.000%	8/15/39	34,225	17,872
United States Treasury Strip Coupon	0.000%	11/15/39	47,985	24,768
United States Treasury Strip Coupon	0.000%	2/15/40	34,380	17,609
United States Treasury Strip Coupon	0.000%	5/15/40	20,790	10,546
United States Treasury Strip Coupon	0.000%	8/15/40	45,550	22,857
United States Treasury Strip Coupon	0.000%	11/15/40	48,185	24,010
United States Treasury Strip Coupon	0.000%	2/15/41	58,490	28,925
United States Treasury Strip Coupon	0.000%	5/15/41	49,735	24,386
United States Treasury Strip Coupon	0.000%	8/15/41	42,735	20,813
United States Treasury Strip Coupon	0.000%	11/15/41	43,795	21,066
United States Treasury Strip Coupon	0.000%	2/15/42	45,410	21,619
United States Treasury Strip Coupon	0.000%	5/15/42	45,080	21,237
United States Treasury Strip Coupon	0.000%	8/15/42	47,080	22,028
United States Treasury Strip Coupon	0.000%	11/15/42	60,590	28,099
United States Treasury Strip Coupon	0.000%	2/15/43	63,095	28,989
United States Treasury Strip Coupon	0.000%	5/15/43	58,330	26,604
United States Treasury Strip Coupon	0.000%	8/15/43	43,290	19,528
United States Treasury Strip Coupon	0.000%	11/15/43	51,020	22,843
United States Treasury Strip Coupon	0.000%	2/15/44	51,875	23,064
United States Treasury Strip Coupon	0.000%	5/15/44	48,070	21,271
United States Treasury Strip Coupon	0.000%	8/15/44	53,550	23,520
United States Treasury Strip Coupon	0.000%	11/15/44	32,650	14,246
United States Treasury Strip Coupon	0.000%	2/15/45	26,870	11,626
United States Treasury Strip Coupon	0.000%	5/15/45	35,790	15,381
United States Treasury Strip Coupon	0.000%	8/15/45	45,185	19,295
United States Treasury Strip Coupon	0.000%	11/15/45	38,155	16,201
United States Treasury Strip Coupon	0.000%	2/15/46	33,210	14,024
United States Treasury Strip Coupon	0.000%	5/15/46	30,970	13,015
United States Treasury Strip Coupon	0.000%	8/15/46	22,225	9,255
United States Treasury Strip Coupon	0.000%	11/15/46	6,525	2,695
United States Treasury Strip Coupon	0.000%	2/15/47	1,150	472
United States Treasury Strip Coupon	0.000%	5/15/47	1,125	457
United States Treasury Strip Principal	0.000%	2/15/38	31,755	18,098
United States Treasury Strip Principal	0.000%	5/15/38	41,005	23,168
United States Treasury Strip Principal	0.000%	2/15/39	30,985	16,870
United States Treasury Strip Principal	0.000%	5/15/39	27,175	14,585
United States Treasury Strip Principal	0.000%	8/15/39	19,060	10,155
United States Treasury Strip Principal	0.000%	11/15/39	31,125	16,350
United States Treasury Strip Principal	0.000%	2/15/40	27,845	14,514
United States Treasury Strip Principal	0.000%	5/15/40	23,860	12,288

United States Treasury Strip Principal	0.000%	8/15/40	33,370	17,006
United States Treasury Strip Principal	0.000%	11/15/40	35,255	17,820
United States Treasury Strip Principal	0.000%	2/15/41	22,510	11,318
United States Treasury Strip Principal	0.000%	5/15/41	25,400	12,623
United States Treasury Strip Principal	0.000%	8/15/41	27,145	13,356
United States Treasury Strip Principal	0.000%	11/15/41	22,985	11,210
United States Treasury Strip Principal	0.000%	2/15/42	33,535	16,217
United States Treasury Strip Principal	0.000%	5/15/42	49,270	23,580
United States Treasury Strip Principal	0.000%	8/15/42	47,920	22,728
United States Treasury Strip Principal	0.000%	11/15/42	49,730	23,388
United States Treasury Strip Principal	0.000%	2/15/43	52,995	24,688
United States Treasury Strip Principal	0.000%	5/15/43	57,870	26,733
United States Treasury Strip Principal	0.000%	8/15/43	43,760	20,075
United States Treasury Strip Principal	0.000%	11/15/43	41,575	18,952
United States Treasury Strip Principal	0.000%	2/15/44	39,250	17,761
United States Treasury Strip Principal	0.000%	5/15/44	38,120	17,095
United States Treasury Strip Principal	0.000%	8/15/44	48,170	21,443
United States Treasury Strip Principal	0.000%	11/15/44	46,380	20,473
United States Treasury Strip Principal	0.000%	2/15/45	48,315	21,115
United States Treasury Strip Principal	0.000%	5/15/45	53,015	22,991
United States Treasury Strip Principal	0.000%	8/15/45	61,620	26,473
United States Treasury Strip Principal	0.000%	11/15/45	60,570	25,813
United States Treasury Strip Principal	0.000%	2/15/46	52,605	22,255
United States Treasury Strip Principal	0.000%	5/15/46	58,265	24,453
United States Treasury Strip Principal	0.000%	8/15/46	51,720	21,593
United States Treasury Strip Principal	0.000%	11/15/46	56,330	23,430
United States Treasury Strip Principal	0.000%	2/15/47	83,025	34,151
United States Treasury Strip Principal	0.000%	5/15/47	71,900	29,411
Total U.S. Government and Agency Obligations (Cost $1,478,322)				1,540,172
			Shares
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund (Cost $7)	1.040%		72	7
Total Investments (100.0%) (Cost $1,478,329)				1,540,179
Other Assets and Liabilities-Net (0.0%)				(457)
Net Assets (100%)				1,539,722

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Extended Duration Treasury Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,540,172	—
Temporary Cash Investments	7	—	—
Total	7	1,540,172	—

C. At May 31, 2017, the cost of investment securities for tax purposes was $1,478,329,000. Net unrealized appreciation of investment securities for tax purposes was $61,850,000, consisting of unrealized gains of $79,885,000 on securities that had risen in value since their purchase and $18,035,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Discretionary Index Fund

Schedule of Investments (unaudited)
As of May 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Auto Components (3.0%)
	Delphi Automotive plc	206,939	18,204
	Lear Corp.	53,450	7,966
^	Autoliv Inc.	67,863	7,527
	BorgWarner Inc.	162,924	6,926
	Goodyear Tire & Rubber Co.	192,732	6,210
	Adient plc	71,757	4,918
	Gentex Corp.	220,562	4,186
*	Visteon Corp.	25,114	2,519
	Tenneco Inc.	41,545	2,362
	Dana Inc.	110,819	2,341
*	Dorman Products Inc.	23,922	1,995
	LCI Industries	18,899	1,682
*	Cooper-Standard Holdings Inc.	13,603	1,469
	Cooper Tire & Rubber Co.	40,340	1,452
*	Gentherm Inc.	28,049	1,057
*	American Axle & Manufacturing Holdings Inc.	64,199	970
*	Fox Factory Holding Corp.	26,665	876
	Standard Motor Products Inc.	15,641	761
*	Modine Manufacturing Co.	38,388	584
*	Motorcar Parts of America Inc.	14,284	415
	Tower International Inc.	15,344	356
	Superior Industries International Inc.	17,643	344
*	Stoneridge Inc.	20,161	312
			75,432
Automobiles (4.5%)
	General Motors Co.	1,034,329	35,095
^,* Tesla Inc.		98,740	33,671
	Ford Motor Co.	2,845,019	31,636
	Harley-Davidson Inc.	135,048	7,159
	Thor Industries Inc.	40,293	3,648
	Winnebago Industries Inc.	23,069	565
			111,774
Distributors (0.9%)
	Genuine Parts Co.	114,085	10,566
*	LKQ Corp.	236,712	7,454
	Pool Corp.	31,620	3,767
	Core-Mark Holding Co. Inc.	35,056	1,194
			22,981
Diversified Consumer Services (1.2%)
	Service Corp. International	144,130	4,595
	H&R Block Inc.	158,614	4,210
*	ServiceMaster Global Holdings Inc.	103,147	3,899
*	Bright Horizons Family Solutions Inc.	36,359	2,789
*	Grand Canyon Education Inc.	34,719	2,722
	Graham Holdings Co. Class B	3,547	2,124
*	Adtalem Global Education Inc.	46,035	1,722
*	Sotheby's	28,464	1,497
*	Houghton Mifflin Harcourt Co.	80,126	990

	Capella Education Co.	8,894	770
	Strayer Education Inc.	8,078	714
^,* Chegg Inc.		52,816	634
*	Weight Watchers International Inc.	21,990	578
*	K12 Inc.	26,465	498
*	Career Education Corp.	49,846	471
	Carriage Services Inc. Class A	11,407	300
*	American Public Education Inc.	12,407	273
*	Regis Corp.	27,460	259
*	Bridgepoint Education Inc.	13,304	184
			29,229
Hotels, Restaurants & Leisure (16.6%)
	McDonald's Corp.	637,184	96,145
	Starbucks Corp.	1,118,146	71,125
	Marriott International Inc. Class A	250,224	26,937
	Yum! Brands Inc.	257,977	18,739
	Las Vegas Sands Corp.	304,722	18,018
	Carnival Corp.	267,343	17,129
	Royal Caribbean Cruises Ltd.	131,952	14,538
	MGM Resorts International	352,893	11,194
	Hilton Worldwide Holdings Inc.	151,988	10,103
*	Chipotle Mexican Grill Inc. Class A	19,908	9,503
	Darden Restaurants Inc.	95,164	8,463
	Wyndham Worldwide Corp.	80,418	8,121
	Wynn Resorts Ltd.	62,741	8,075
	Domino's Pizza Inc.	36,810	7,793
	Aramark	188,740	7,032
	Vail Resorts Inc.	30,629	6,552
*	Norwegian Cruise Line Holdings Ltd.	122,118	6,102
*	Panera Bread Co. Class A	16,345	5,140
	Dunkin' Brands Group Inc.	70,343	4,116
	Six Flags Entertainment Corp.	55,833	3,371
	Jack in the Box Inc.	24,198	2,579
	Wendy's Co.	158,440	2,562
	Texas Roadhouse Inc. Class A	51,635	2,526
	ILG Inc.	92,051	2,480
	Extended Stay America Inc.	135,127	2,459
^	Cracker Barrel Old Country Store Inc.	14,721	2,456
*	Dave & Buster's Entertainment Inc.	32,240	2,150
	Marriott Vacations Worldwide Corp.	17,695	2,062
	Cheesecake Factory Inc.	34,678	2,045
	Churchill Downs Inc.	10,916	1,830
	Choice Hotels International Inc.	28,105	1,825
*	Buffalo Wild Wings Inc.	12,655	1,819
	Papa John's International Inc.	21,069	1,698
*	Boyd Gaming Corp.	65,027	1,652
*	Hyatt Hotels Corp. Class A	28,547	1,647
*	Hilton Grand Vacations Inc.	45,149	1,615
	Bloomin' Brands Inc.	78,775	1,578
	Brinker International Inc.	37,380	1,466
	Planet Fitness Inc. Class A	63,987	1,398
*	Penn National Gaming Inc.	66,192	1,280
	Bob Evans Farms Inc.	14,415	1,015
	Sonic Corp.	33,592	982
	SeaWorld Entertainment Inc.	52,083	930
*	Scientific Games Corp. Class A	39,956	927
*	La Quinta Holdings Inc.	62,645	868

*	Belmond Ltd. Class A	66,208	818
*	Eldorado Resorts Inc.	38,460	798
*	Pinnacle Entertainment Inc.	40,528	794
	Red Rock Resorts Inc. Class A	31,573	746
*	Red Robin Gourmet Burgers Inc.	9,854	710
	International Speedway Corp. Class A	19,678	695
	ClubCorp Holdings Inc.	49,812	663
*	Denny's Corp.	54,168	645
*	BJ's Restaurants Inc.	14,108	632
	Wingstop Inc.	21,889	624
	DineEquity Inc.	13,224	605
*	Shake Shack Inc. Class A	15,314	567
	Ruth's Hospitality Group Inc.	23,152	500
	Marcus Corp.	13,834	457
*	Fiesta Restaurant Group Inc.	19,485	430
*	Caesars Entertainment Corp.	39,035	427
*	Chuy's Holdings Inc.	12,878	346
*	Del Taco Restaurants Inc.	26,798	344
*	Carrols Restaurant Group Inc.	26,352	312
*	Del Frisco's Restaurant Group Inc.	17,958	305
*	Biglari Holdings Inc.	786	299
*	Habit Restaurants Inc. Class A	14,718	273
*	Intrawest Resorts Holdings Inc.	10,662	253
*	Bojangles' Inc.	14,071	246
*	El Pollo Loco Holdings Inc.	17,560	240
*	Potbelly Corp.	19,765	227
^,* Zoe's Kitchen Inc.		14,227	198
*	Lindblad Expeditions Holdings Inc.	17,657	168
	Speedway Motorsports Inc.	9,751	168
*	Fogo De Chao Inc.	8,677	119
*	Ruby Tuesday Inc.	45,077	99
*	Noodles & Co. Class A	9,615	47
			415,800
Household Durables (4.4%)
	Newell Brands Inc.	370,248	19,605
*	Mohawk Industries Inc.	48,436	11,591
	Whirlpool Corp.	57,172	10,608
	DR Horton Inc.	271,982	8,891
	Lennar Corp. Class A	156,209	8,015
*	NVR Inc.	2,726	6,222
	Leggett & Platt Inc.	102,393	5,326
	Garmin Ltd.	97,694	5,084
	PulteGroup Inc.	219,099	4,967
	Toll Brothers Inc.	118,223	4,364
	Tupperware Brands Corp.	38,690	2,782
	CalAtlantic Group Inc.	56,952	2,053
*	iRobot Corp.	20,928	1,940
*	Helen of Troy Ltd.	20,631	1,877
^,* Tempur Sealy International Inc.		35,014	1,626
*	TopBuild Corp.	29,101	1,558
*	TRI Pointe Group Inc.	121,484	1,503
	KB Home	59,189	1,242
*	Meritage Homes Corp.	29,295	1,169
*	Taylor Morrison Home Corp. Class A	47,708	1,109
	MDC Holdings Inc.	29,548	994
	La-Z-Boy Inc.	37,378	991
*	Installed Building Products Inc.	17,075	847

*	Universal Electronics Inc.	11,132	719
*	Cavco Industries Inc.	6,521	719
^,* GoPro Inc. Class A		76,722	631
	Ethan Allen Interiors Inc.	20,162	543
*	M/I Homes Inc.	19,013	536
^,* LGI Homes Inc.		13,865	449
^,* William Lyon Homes Class A		19,124	433
*	Beazer Homes USA Inc.	23,917	292
*	PICO Holdings Inc.	17,676	289
*	Century Communities Inc.	11,277	281
*	Hovnanian Enterprises Inc. Class A	86,918	211
	NACCO Industries Inc. Class A	2,310	153
	Libbey Inc.	16,756	137
*	Green Brick Partners Inc.	10,429	103
			109,571
Internet & Direct Marketing Retail (19.0%)
*	Amazon.com Inc.	311,174	309,500
*	Priceline Group Inc.	37,728	70,819
*	Netflix Inc.	330,259	53,855
	Expedia Inc.	94,750	13,623
*	Liberty Interactive Corp. QVC Group Class A	335,330	7,867
*	TripAdvisor Inc.	90,569	3,488
*	Liberty Ventures Class A	62,128	3,348
*	Liberty Expedia Holdings Inc. Class A	41,426	2,161
^,* Wayfair Inc.		26,803	1,687
	Nutrisystem Inc.	22,601	1,176
*	Shutterfly Inc.	23,180	1,147
*	Groupon Inc. Class A	322,907	972
	HSN Inc.	25,783	855
*	Etsy Inc.	62,081	833
*	Liberty TripAdvisor Holdings Inc. Class A	55,319	656
	PetMed Express Inc.	15,729	552
*	Duluth Holdings Inc.	14,369	280
*	FTD Cos. Inc.	13,089	227
*	1-800-Flowers.com Inc. Class A	19,385	194
*	Overstock.com Inc.	12,741	179
*	Lands' End Inc.	9,725	171
			473,590
Leisure Products (1.1%)
	Hasbro Inc.	85,973	9,049
	Mattel Inc.	262,231	6,008
^	Polaris Industries Inc.	45,772	3,826
	Brunswick Corp.	68,779	3,801
*	American Outdoor Brands Corp.	42,764	969
*	Vista Outdoor Inc.	43,680	916
	Callaway Golf Co.	71,576	912
^	Sturm Ruger & Co. Inc.	13,793	879
*	Nautilus Inc.	23,538	427
			26,787
Media (24.1%)
	Comcast Corp. Class A	3,630,992	151,376
	Walt Disney Co.	1,213,184	130,951
	Time Warner Inc.	594,114	59,108
*	Charter Communications Inc. Class A	165,045	57,031
	Twenty-First Century Fox Inc. Class A	807,465	21,898
	CBS Corp. Class B	285,468	17,445

Omnicom Group Inc.	180,017	15,071
* Liberty Global plc	460,070	13,673
* DISH Network Corp. Class A	174,353	11,119
Viacom Inc. Class B	266,219	9,262
Twenty-First Century Fox Inc.	336,562	9,054
Interpublic Group of Cos. Inc.	300,825	7,500
* Liberty Broadband Corp.	82,404	7,348
^ Sirius XM Holdings Inc.	1,264,403	6,638
* Liberty Media Corp-Liberty SiriusXM	136,720	5,697
* Liberty Global plc Class A	184,465	5,641
News Corp. Class A	381,331	5,102
Scripps Networks Interactive Inc. Class A	65,964	4,368
* Discovery Communications Inc.	166,991	4,313
TEGNA Inc.	157,215	3,732
* Live Nation Entertainment Inc.	102,035	3,519
Cinemark Holdings Inc.	83,356	3,298
* Discovery Communications Inc. Class A	117,705	3,119
* Liberty Media Corp-Liberty SiriusXM	70,840	2,952
* Madison Square Garden Co. Class A	14,902	2,912
* Liberty Media Corp-Liberty Formula One	71,523	2,382
Cable One Inc.	3,273	2,352
* AMC Networks Inc. Class A	43,030	2,280
Tribune Media Co. Class A	56,877	2,173
Nexstar Media Group Inc. Class A	34,361	1,965
* Liberty Global PLC LiLAC	92,532	1,940
* Lions Gate Entertainment Corp. Class B	75,840	1,918
Sinclair Broadcast Group Inc. Class A	58,610	1,899
Regal Entertainment Group Class A	87,344	1,817
* Liberty Broadband Corp. Class A	20,185	1,781
John Wiley & Sons Inc. Class A	35,116	1,780
New York Times Co. Class A	98,232	1,729
Meredith Corp.	30,339	1,641
* IMAX Corp.	45,910	1,150
* Lions Gate Entertainment Corp. Class A	40,460	1,096
* MSG Networks Inc.	46,781	985
Scholastic Corp.	22,658	964
Time Inc.	76,873	961
AMC Entertainment Holdings Inc. Class A	39,394	886
* Liberty Global PLC LiLAC Class A	36,470	770
* EW Scripps Co. Class A	40,505	696
Gannett Co. Inc.	84,576	664
* Gray Television Inc.	50,433	608
* Liberty Media Corp-Liberty Braves	26,020	607
World Wrestling Entertainment Inc. Class A	27,844	568
* Liberty Media Corp-Liberty Formula One Class A	17,394	555
New Media Investment Group Inc.	41,035	531
* Loral Space & Communications Inc.	9,771	386
MDC Partners Inc. Class A	42,382	352
National CineMedia Inc.	48,009	349
Entravision Communications Corp. Class A	50,154	288
* Liberty Media Corp-Liberty Braves	7,859	186
Entercom Communications Corp. Class A	17,668	182
* Hemisphere Media Group Inc. Class A	13,134	148
* tronc Inc.	12,005	135
* Global Eagle Entertainment Inc.	39,294	121
News Corp. Class B	3,542	49
		601,021

Multiline Retail (2.9%)
	Target Corp.	409,437	22,580
	Dollar General Corp.	212,123	15,568
*	Dollar Tree Inc.	181,208	14,080
	Macy's Inc.	232,914	5,473
	Kohl's Corp.	135,197	5,195
^	Nordstrom Inc.	97,677	4,083
	Big Lots Inc.	34,112	1,666
*	Ollie's Bargain Outlet Holdings Inc.	37,348	1,537
^,* JC Penney Co. Inc.		234,233	1,101
	Dillard's Inc. Class A	13,461	693
^	Fred's Inc. Class A	26,966	371
^,* Sears Holdings Corp.		19,598	145
*	Tuesday Morning Corp.	34,647	59
			72,551
Specialty Retail (17.2%)
	Home Depot Inc.	934,570	143,466
	Lowe's Cos. Inc.	667,408	52,572
	TJX Cos. Inc.	500,154	37,617
	Ross Stores Inc.	302,449	19,333
*	O'Reilly Automotive Inc.	70,341	17,028
*	Ulta Beauty Inc.	45,393	13,838
*	AutoZone Inc.	21,974	13,314
	Best Buy Co. Inc.	216,962	12,885
	L Brands Inc.	186,763	9,637
*	CarMax Inc.	143,805	9,035
	Tiffany & Co.	95,329	8,290
	Advance Auto Parts Inc.	56,483	7,548
	Foot Locker Inc.	101,930	6,056
	Tractor Supply Co.	100,113	5,521
*	Burlington Stores Inc.	53,798	5,264
	Staples Inc.	498,431	4,526
	Gap Inc.	184,364	4,148
	Bed Bath & Beyond Inc.	115,103	3,961
	Williams-Sonoma Inc.	64,230	3,125
	CST Brands Inc.	58,278	2,817
	Dick's Sporting Goods Inc.	67,543	2,778
	Signet Jewelers Ltd.	48,046	2,311
*	Five Below Inc.	42,016	2,155
	Office Depot Inc.	404,929	2,069
*	AutoNation Inc.	50,187	1,983
*	Sally Beauty Holdings Inc.	109,986	1,982
*	Cabela's Inc.	36,822	1,945
*	Michaels Cos. Inc.	96,916	1,873
*	Murphy USA Inc.	26,790	1,822
	Aaron's Inc.	49,095	1,793
	GameStop Corp. Class A	78,043	1,728
	Lithia Motors Inc. Class A	18,386	1,670
^,* RH		29,740	1,669
	American Eagle Outfitters Inc.	133,467	1,535
	Children's Place Inc.	13,729	1,485
	Penske Automotive Group Inc.	29,469	1,248
	Monro Muffler Brake Inc.	25,034	1,242
*	Urban Outfitters Inc.	62,276	1,175
*	Select Comfort Corp.	32,875	947
	Chico's FAS Inc.	99,033	937
	Group 1 Automotive Inc.	15,562	936

	Caleres Inc.	32,544	890
	DSW Inc. Class A	49,831	839
*	Asbury Automotive Group Inc.	14,547	814
	Abercrombie & Fitch Co.	51,459	679
*	Lumber Liquidators Holdings Inc.	21,662	628
^	Guess? Inc.	48,157	580
*	Genesco Inc.	15,579	580
	Tile Shop Holdings Inc.	25,385	499
*	Express Inc.	60,119	466
^	Rent-A-Center Inc.	40,740	465
	Camping World Holdings Inc. Class A	16,356	442
	Finish Line Inc. Class A	30,713	433
^	GNC Holdings Inc. Class A	52,156	395
*	Hibbett Sports Inc.	16,712	388
	Cato Corp. Class A	19,028	384
^,* Party City Holdco Inc.		23,174	384
	Buckle Inc.	22,209	378
	Sonic Automotive Inc. Class A	20,079	377
*	Francesca's Holdings Corp.	28,729	364
*	MarineMax Inc.	19,640	354
	Tailored Brands Inc.	33,267	353
	Haverty Furniture Cos. Inc.	13,926	333
	Barnes & Noble Inc.	44,122	296
	Pier 1 Imports Inc.	57,215	287
*	Barnes & Noble Education Inc.	28,076	266
*	Conn's Inc.	15,384	263
	Shoe Carnival Inc.	10,475	214
*	America's Car-Mart Inc.	5,857	212
*	Ascena Retail Group Inc.	118,109	209
	Winmark Corp.	1,647	202
*	Zumiez Inc.	14,075	201
*	Vitamin Shoppe Inc.	16,836	195
*	Sportsman's Warehouse Holdings Inc.	28,801	168
*	At Home Group Inc.	8,326	156
*	Kirkland's Inc.	10,304	93
*	Boot Barn Holdings Inc.	10,867	85
*	Container Store Group Inc.	13,110	75
	Stage Stores Inc.	22,045	48
^	Stein Mart Inc.	23,639	34
			429,293
Textiles, Apparel & Luxury Goods (5.0%)
	NIKE Inc. Class B	1,016,729	53,877
	VF Corp.	270,071	14,530
	Coach Inc.	215,624	9,964
	PVH Corp.	60,973	6,460
	Hanesbrands Inc.	290,113	5,991
*	Michael Kors Holdings Ltd.	124,421	4,128
*	Lululemon Athletica Inc.	78,726	3,800
	Carter's Inc.	37,191	3,056
	Ralph Lauren Corp. Class A	43,262	2,933
^,* Under Armour Inc. Class A		141,189	2,705
*	Skechers U.S.A. Inc. Class A	102,367	2,612
^,* Under Armour Inc.		143,747	2,563
	Wolverine World Wide Inc.	75,526	1,964
*	Kate Spade & Co.	98,689	1,818
*	Deckers Outdoor Corp.	24,545	1,702
*	Steven Madden Ltd.	41,256	1,619

	Columbia Sportswear Co.		21,262	1,154
*	G-III Apparel Group Ltd.		33,620	658
	Oxford Industries Inc.		11,385	612
*	Crocs Inc.		55,196	377
*	Fossil Group Inc.		32,704	352
*	Unifi Inc.		11,804	332
	Movado Group Inc.		11,661	246
*	Iconix Brand Group Inc.		36,906	221
	Culp Inc.		6,369	205
*	Vera Bradley Inc.		14,547	137
*	Sequential Brands Group Inc.		31,077	100
				124,116

Other (0.0%)1
*	Media General Inc. CVR		69,182	21

Total Common Stocks (Cost $2,177,598)				2,492,455
		Coupon
Temporary Cash Investment (1.4%)
2,3 Vanguard Market Liquidity Fund (Cost $35,366)
		1.040%	353,622	35,369
Total Investments (101.3%) (Cost $2,212,964)				2,527,824
Other Assets and Liabilities-Net (-1.3%)3				(33,664)
Net Assets (100%)				2,494,160

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $32,592,000.
* Non-income-producing security.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $33,889,000 of collateral received for securities on loan.
CVR—Contingent Value Rights.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Consumer Discretionary Index Fund

The following table summarizes the market value of the fund’s investments as of May 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,492,434	—	21
Temporary Cash Investments	35,369	—	—
Total	2,527,803	—	21

C. At May 31, 2017, the cost of investment securities for tax purposes was $2,212,964,000. Net unrealized appreciation of investment securities for tax purposes was $314,860,000, consisting of unrealized gains of $500,990,000 on securities that had risen in value since their purchase and $186,130,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap Growth Index Fund

Schedule of Investments (unaudited)
As of May 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Basic Materials (1.4%)
	Praxair Inc.	100,137	13,247
	Ecolab Inc.	92,023	12,224
	PPG Industries Inc.	90,112	9,584
	Nucor Corp.	111,522	6,480
			41,535
Consumer Goods (12.1%)
	Philip Morris International Inc.	544,023	65,174
	Coca-Cola Co.	1,361,213	61,894
	Altria Group Inc.	681,091	51,382
	NIKE Inc. Class B	464,301	24,603
	Colgate-Palmolive Co.	309,491	23,633
	Reynolds American Inc.	299,980	20,174
	Kraft Heinz Co.	213,233	19,660
	Monsanto Co.	153,681	18,045
	Activision Blizzard Inc.	247,944	14,525
^,* Tesla Inc.		42,416	14,464
	Constellation Brands Inc. Class A	54,508	9,961
*	Monster Beverage Corp.	150,310	7,600
	Stanley Black & Decker Inc.	53,556	7,371
	Estee Lauder Cos. Inc. Class A	77,881	7,332
	Mead Johnson Nutrition Co.	64,275	5,747
	Hershey Co.	47,860	5,517
	Delphi Automotive plc	47,498	4,178
	Brown-Forman Corp. Class B	60,350	3,135
	VF Corp.	47,185	2,539
			366,934
Consumer Services (23.6%)
*	Amazon.com Inc.	142,243	141,478
	Comcast Corp. Class A	1,659,823	69,198
	Home Depot Inc.	426,980	65,546
	Walt Disney Co.	526,868	56,870
	McDonald's Corp.	291,211	43,941
*	Priceline Group Inc.	17,320	32,511
	Starbucks Corp.	485,693	30,895
	Costco Wholesale Corp.	154,005	27,787
	Walgreens Boots Alliance Inc.	321,586	26,055
	Time Warner Inc.	258,025	25,671
*	Charter Communications Inc. Class A	70,686	24,426
	Lowe's Cos. Inc.	304,878	24,015
*	Netflix Inc.	143,464	23,395
	TJX Cos. Inc.	217,433	16,353
	Southwest Airlines Co.	204,820	12,308
	Marriott International Inc. Class A	101,088	10,882
	Twenty-First Century Fox Inc. Class A	368,897	10,004
	Yum! Brands Inc.	117,919	8,566
	Las Vegas Sands Corp.	139,436	8,245
*	O'Reilly Automotive Inc.	32,543	7,878
	CBS Corp. Class B	126,412	7,725

Dollar General Corp.	96,917	7,113
* AutoZone Inc.	10,036	6,081
* DISH Network Corp. Class A	75,526	4,816
Hilton Worldwide Holdings Inc.	69,340	4,609
Ross Stores Inc.	69,184	4,422
L Brands Inc.	85,179	4,395
Carnival Corp.	66,135	4,237
Twenty-First Century Fox Inc.	139,768	3,760
AmerisourceBergen Corp. Class A	28,618	2,626
Sirius XM Holdings Inc.	495,327	2,600
CBS Corp. Class A	141	9
		718,417
Financials (10.3%)
Visa Inc. Class A	651,644	62,056
Mastercard Inc. Class A	333,990	41,041
American Tower Corporation	149,194	19,573
Simon Property Group Inc.	110,208	16,999
Charles Schwab Corp.	418,889	16,232
BlackRock Inc.	37,036	15,157
Marsh & McLennan Cos. Inc.	180,175	13,974
S&P Global Inc.	90,657	12,947
Crown Castle International Corp.	126,410	12,849
Intercontinental Exchange Inc.	209,139	12,588
Aon plc	92,068	12,053
Public Storage	51,665	11,126
Prologis Inc.	185,334	10,293
Welltower Inc.	127,195	9,227
Weyerhaeuser Co.	262,262	8,644
Ventas Inc.	124,384	8,270
Boston Properties Inc.	53,921	6,542
T. Rowe Price Group Inc.	81,230	5,722
Vornado Realty Trust	59,596	5,495
AvalonBay Communities Inc.	24,070	4,603
TD Ameritrade Holding Corp.	93,145	3,480
HCP Inc.	82,916	2,599
GGP Inc.	108,804	2,424
		313,894
Health Care (12.8%)
Medtronic plc	481,827	40,608
Amgen Inc.	258,390	40,112
AbbVie Inc.	558,692	36,885
Bristol-Myers Squibb Co.	586,245	31,628
* Celgene Corp.	272,789	31,210
Gilead Sciences Inc.	459,127	29,793
Allergan plc	117,261	26,237
Thermo Fisher Scientific Inc.	138,454	23,924
* Biogen Inc.	75,688	18,753
Becton Dickinson and Co.	79,202	14,987
Stryker Corp.	104,748	14,975
* Boston Scientific Corp.	477,825	12,916
* Regeneron Pharmaceuticals Inc.	27,407	12,581
* Intuitive Surgical Inc.	13,592	12,432
* Vertex Pharmaceuticals Inc.	87,118	10,768
Zoetis Inc.	172,446	10,740
* Illumina Inc.	51,304	9,099
* Alexion Pharmaceuticals Inc.	74,874	7,340

*	Mylan NV	149,867	5,842
			390,830
Industrials (9.3%)
	3M Co.	209,024	42,739
	Boeing Co.	205,534	38,564
	Union Pacific Corp.	285,408	31,480
	Accenture plc Class A	218,262	27,167
	United Parcel Service Inc. Class B	241,592	25,602
*	PayPal Holdings Inc.	402,524	21,016
	Danaher Corp.	219,034	18,605
	Automatic Data Processing Inc.	149,559	15,310
	Fidelity National Information Services Inc.	115,716	9,937
	Sherwin-Williams Co.	27,798	9,223
	FedEx Corp.	42,075	8,156
	Rockwell Automation Inc.	45,092	7,157
	Illinois Tool Works Inc.	48,607	6,864
	Agilent Technologies Inc.	113,312	6,837
	Fortive Corp.	109,465	6,836
	Paychex Inc.	113,701	6,735
			282,228
Oil & Gas (2.7%)
	EOG Resources Inc.	202,250	18,265
	Schlumberger Ltd.	244,255	16,998
	Pioneer Natural Resources Co.	59,471	9,923
	Anadarko Petroleum Corp.	195,970	9,902
	Williams Cos. Inc.	289,436	8,278
	Halliburton Co.	144,556	6,532
	Kinder Morgan Inc.	333,308	6,253
	Noble Energy Inc.	152,809	4,384
	Devon Energy Corp.	43,632	1,483
*	Continental Resources Inc.	16,352	615
			82,633
Technology (27.4%)
	Apple Inc.	1,747,614	266,966
*	Facebook Inc. Class A	826,437	125,172
*	Alphabet Inc. Class A	104,146	102,802
*	Alphabet Inc. Class C	103,574	99,934
	Broadcom Ltd.	140,568	33,663
	Texas Instruments Inc.	350,784	28,936
	NVIDIA Corp.	179,642	25,931
*	Adobe Systems Inc.	173,548	24,620
	Oracle Corp.	540,326	24,525
*	salesforce.com Inc.	232,307	20,824
	Applied Materials Inc.	378,655	17,373
*	Yahoo! Inc.	290,122	14,599
	Cognizant Technology Solutions Corp. Class A	212,644	14,228
	Intuit Inc.	85,362	12,005
	Analog Devices Inc.	128,285	11,002
*	Micron Technology Inc.	183,912	5,659
*	VMware Inc. Class A	25,744	2,501
^,* Snap Inc.		69,669	1,478
			832,218

Telecommunications (0.2%)
* T-Mobile US Inc.			101,552	6,847

Total Common Stocks (Cost $2,171,182)				3,035,536
	Coupon
Temporary Cash Investments (0.4%)1
Money Market Fund (0.4%)
2,3 Vanguard Market Liquidity Fund	1.040%		122,439	12,246

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	0.621%–0.738%	6/1/17	400	400
United States Treasury Bill	1.052%	11/24/17	400	398
				798
Total Temporary Cash Investments (Cost $13,044)				13,044
Total Investments (100.2%) (Cost $2,184,226)				3,048,580
Other Assets and Liabilities-Net (-0.2%)3,4				(5,647)
Net Assets (100%)				3,042,933

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,656,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $5,720,000 of collateral received for securities on loan.
4 Cash with a value of $320,000 has been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Mega Cap Growth Index Fund

The following table summarizes the market value of the fund's investments as of May 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,035,536	—	—
Temporary Cash Investments	12,246	798	—
Futures Contracts—Assets[1]	1	—	—
Total	3,047,783	798	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2017	64	7,716	130

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2017, the cost of investment securities for tax purposes was $2,184,226,000. Net unrealized appreciation of investment securities for tax purposes was $864,354,000, consisting of unrealized gains of $903,462,000 on securities that had risen in value since their purchase and $39,108,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap Value Index Fund

Schedule of Investments (unaudited)

As of May 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)1
Basic Materials (2.4%)
Dow Chemical Co.	231,886	14,368
EI du Pont de Nemours & Co.	165,237	13,041
Air Products & Chemicals Inc.	41,626	5,997
LyondellBasell Industries NV Class A	61,468	4,949
International Paper Co.	78,544	4,153
		42,508
Consumer Goods (7.5%)
Procter & Gamble Co.	488,532	43,035
PepsiCo Inc.	272,770	31,879
Mondelez International Inc. Class A	280,440	13,066
Kimberly-Clark Corp.	68,112	8,836
Ford Motor Co.	746,317	8,299
General Motors Co.	243,454	8,260
General Mills Inc.	110,974	6,297
Archer-Daniels-Midland Co.	108,952	4,530
Kellogg Co.	46,900	3,358
Campbell Soup Co.	38,084	2,196
Tyson Foods Inc. Class A	25,956	1,488
VF Corp.	25,615	1,378
		132,622
Consumer Services (5.3%)
Wal-Mart Stores Inc.	293,678	23,083
CVS Health Corp.	196,031	15,061
* eBay Inc.	197,516	6,775
McKesson Corp.	40,563	6,616
Delta Air Lines Inc.	125,835	6,182
Target Corp.	107,491	5,928
Kroger Co.	178,980	5,330
Sysco Corp.	92,766	5,061
Cardinal Health Inc.	60,217	4,474
American Airlines Group Inc.	86,608	4,193
Omnicom Group Inc.	44,748	3,746
Viacom Inc. Class B	67,714	2,356
Carnival Corp.	35,778	2,292
* United Continental Holdings Inc.	24,162	1,925
Viacom Inc. Class A	500	19
		93,041
Financials (24.8%)
* Berkshire Hathaway Inc. Class B	367,179	60,687
JPMorgan Chase & Co.	683,821	56,176
Wells Fargo & Co.	863,804	44,175
Bank of America Corp.	1,915,931	42,936
Citigroup Inc.	544,612	32,971
US Bancorp	307,535	15,650
Goldman Sachs Group Inc.	68,399	14,450
Chubb Ltd.	84,474	12,096
American International Group Inc.	187,217	11,913
American Express Co.	146,423	11,266

Morgan Stanley	268,491	11,207
PNC Financial Services Group Inc.	92,984	11,037
Bank of New York Mellon Corp.	191,980	9,046
Prudential Financial Inc.	82,190	8,618
MetLife Inc.	167,527	8,475
CME Group Inc.	61,636	7,229
Capital One Financial Corp.	91,901	7,069
Travelers Cos. Inc.	53,484	6,677
BB&T Corp.	154,601	6,439
Allstate Corp.	69,842	6,030
Aflac Inc.	78,068	5,885
State Street Corp.	69,415	5,655
SunTrust Banks Inc.	93,631	4,997
Progressive Corp.	110,792	4,701
Equity Residential	70,056	4,560
Discover Financial Services	73,834	4,334
Synchrony Financial	154,663	4,153
Northern Trust Corp.	41,212	3,604
Ameriprise Financial Inc.	29,419	3,554
Fifth Third Bancorp	144,352	3,427
Franklin Resources Inc.	64,781	2,707
Loews Corp.	54,674	2,578
HCP Inc.	44,552	1,396
GGP Inc.	58,998	1,314
* Berkshire Hathaway Inc. Class A	1	248
		437,260
Health Care (14.5%)
Johnson & Johnson	519,891	66,676
Pfizer Inc.	1,137,396	37,136
Merck & Co. Inc.	526,898	34,306
UnitedHealth Group Inc.	183,852	32,207
Eli Lilly & Co.	189,768	15,100
Abbott Laboratories	330,247	15,079
Aetna Inc.	67,216	9,737
Anthem Inc.	50,533	9,215
Cigna Corp.	49,087	7,914
* Express Scripts Holding Co.	115,847	6,922
Humana Inc.	28,572	6,636
Baxter International Inc.	93,019	5,517
* HCA Healthcare Inc.	56,493	4,628
Zimmer Biomet Holdings Inc.	38,212	4,555
		255,628
Industrials (12.5%)
General Electric Co.	1,690,567	46,288
Honeywell International Inc.	145,457	19,344
United Technologies Corp.	138,596	16,809
Lockheed Martin Corp.	47,154	13,256
Caterpillar Inc.	112,094	11,818
General Dynamics Corp.	49,178	9,995
CSX Corp.	177,063	9,592
Raytheon Co.	55,979	9,181
Northrop Grumman Corp.	33,377	8,652
Johnson Controls International plc	179,498	7,496
Deere & Co.	60,912	7,459
Emerson Electric Co.	123,348	7,292
Norfolk Southern Corp.	55,569	6,892

Eaton Corp. plc	86,009	6,655
Waste Management Inc.	84,129	6,134
TE Connectivity Ltd.	67,785	5,345
Cummins Inc.	32,073	5,058
Ingersoll-Rand plc	49,693	4,453
FedEx Corp.	22,891	4,437
PACCAR Inc.	67,064	4,222
Parker-Hannifin Corp.	25,439	4,006
Illinois Tool Works Inc.	26,455	3,736
Republic Services Inc. Class A	45,504	2,895
		221,015
Oil & Gas (9.4%)
Exxon Mobil Corp.	797,658	64,211
Chevron Corp.	361,808	37,440
ConocoPhillips	236,251	10,558
Schlumberger Ltd.	133,333	9,279
Occidental Petroleum Corp.	146,120	8,611
Phillips 66	84,192	6,408
Valero Energy Corp.	86,090	5,292
Marathon Petroleum Corp.	101,030	5,258
Baker Hughes Inc.	81,141	4,475
Halliburton Co.	78,553	3,550
Kinder Morgan Inc.	181,000	3,395
Apache Corp.	72,460	3,388
Hess Corp.	57,460	2,637
Devon Energy Corp.	23,609	802
		165,304
Technology (13.4%)
Microsoft Corp.	1,402,939	97,981
Intel Corp.	903,544	32,627
Cisco Systems Inc.	957,030	30,175
International Business Machines Corp.	163,545	24,962
QUALCOMM Inc.	282,274	16,166
Oracle Corp.	294,025	13,346
HP Inc.	323,519	6,069
Hewlett Packard Enterprise Co.	317,171	5,966
Corning Inc.	177,062	5,152
* DXC Technology Co.	54,105	4,194
CA Inc.	29,889	950
		237,588
Telecommunications (4.7%)
AT&T Inc.	1,173,718	45,223
Verizon Communications Inc.	779,117	36,338
CenturyLink Inc.	52,179	1,302
* Sprint Corp.	114,113	969
		83,832
Utilities (5.4%)
NextEra Energy Inc.	89,351	12,638
Duke Energy Corp.	131,627	11,278
Dominion Energy Inc.	119,765	9,673
Southern Co.	187,268	9,478
American Electric Power Co. Inc.	94,018	6,749
PG&E Corp.	97,106	6,640
Exelon Corp.	176,319	6,402
Sempra Energy	47,848	5,574
PPL Corp.	129,765	5,179

Edison International			62,149	5,069
Consolidated Edison Inc.			58,371	4,833
Xcel Energy Inc.			97,038	4,649
Public Service Enterprise Group Inc.			96,646	4,340
FirstEnergy Corp.			84,724	2,477
				94,979
Total Common Stocks (Cost $1,417,638)				1,763,777
	Coupon
Temporary Cash Investments (0.0%)1
Money Market Fund (0.0%)
2 Vanguard Market Liquidity Fund	1.040%		4	—

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	0.621%	6/1/17	200	200
United States Treasury Bill	1.052%	11/24/17	100	100
				300
Total Temporary Cash Investments (Cost $300)				300
Total Investments (99.9%) (Cost $1,417,938)				1,764,077
Other Assets and Liabilities-Net (0.1%)3				1,868
Net Assets (100%)				1,765,945

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Cash with a value of $100,000 has been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Mega Cap Value Index Fund

The following table summarizes the market value of the fund's investments as of May 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,763,777	—	—
Temporary Cash Investments	—	300	—
Total	1,763,777	300	—

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2017	16	1,929	27

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2017, the cost of investment securities for tax purposes was $1,417,938,000. Net unrealized appreciation of investment securities for tax purposes was $346,139,000, consisting of unrealized gains of $372,634,000 on securities that had risen in value since their purchase and $26,495,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Energy Index Fund

Schedule of Investments (unaudited)
As of May 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Energy Equipment & Services (17.1%)
	Oil & Gas Drilling (1.7%)
^	Helmerich & Payne Inc.	360,003	18,958
	Patterson-UTI Energy Inc.	713,004	15,201
^,* Transocean Ltd.		1,299,515	11,813
	Nabors Industries Ltd.	958,112	8,431
	Ensco plc Class A	1,024,200	6,391
*	Rowan Cos. plc Class A	405,880	4,887
	Noble Corp. plc	844,528	3,420
*	Unit Corp.	178,300	3,179
^,* Diamond Offshore Drilling Inc.		239,175	2,763
*	Atwood Oceanics Inc.	271,756	2,728
*	Parker Drilling Co.	568,735	768
*	Pioneer Energy Services Corp.	251,323	616

	Oil & Gas Equipment & Services (15.4%)
	Schlumberger Ltd.	4,627,982	322,061
	Halliburton Co.	2,875,505	129,944
	Baker Hughes Inc.	1,336,064	73,684
*	TechnipFMC plc	1,473,981	42,672
	National Oilwell Varco Inc.	1,256,669	41,055
^	Core Laboratories NV	147,223	15,052
*	Weatherford International plc	3,105,704	14,907
	US Silica Holdings Inc.	271,359	10,312
	Oceaneering International Inc.	329,800	8,040
*	Dril-Quip Inc.	127,780	6,338
*	Superior Energy Services Inc.	518,489	5,377
*	Oil States International Inc.	175,002	5,119
*	McDermott International Inc.	821,320	5,100
^	RPC Inc.	223,534	4,200
*	Forum Energy Technologies Inc.	231,575	3,763
*	SEACOR Holdings Inc.	56,872	3,481
*	Exterran Corp.	116,947	3,298
^,* Fairmount Santrol Holdings Inc.		546,759	2,602
*	Helix Energy Solutions Group Inc.	493,014	2,455
	Archrock Inc.	225,110	2,364
*	Newpark Resources Inc.	300,722	2,225
*	Basic Energy Services Inc.	77,494	2,130
^	Frank's International NV	204,633	1,531
*	TETRA Technologies Inc.	467,532	1,445
*	RigNet Inc.	54,369	911
*	Matrix Service Co.	107,647	877
*	Tesco Corp.	186,228	866
	Bristow Group Inc.	131,328	860
*	Era Group Inc.	83,454	702
^,* CARBO Ceramics Inc.		91,240	691
*	Key Energy Services Inc.	34,645	628
*	Mammoth Energy Services Inc.	33,377	606
*	PHI Inc.	55,367	493
^,* Hornbeck Offshore Services Inc.		192,613	324

*	Smart Sand Inc.	29,847	291

			795,559
Oil, Gas & Consumable Fuels (82.9%)
	Coal & Consumable Fuels (0.3%)
*	CONSOL Energy Inc.	615,191	8,926
	Arch Coal Inc. Class A	76,354	5,404

	Integrated Oil & Gas (39.7%)
	Exxon Mobil Corp.	13,054,525	1,050,889
	Chevron Corp.	6,280,001	649,855
	Occidental Petroleum Corp.	2,541,993	149,800

	Oil & Gas Exploration & Production (27.3%)
	ConocoPhillips	4,121,437	184,187
	EOG Resources Inc.	1,917,534	173,172
	Pioneer Natural Resources Co.	564,599	94,209
	Anadarko Petroleum Corp.	1,859,174	93,944
*	Concho Resources Inc.	489,339	62,038
	Apache Corp.	1,262,206	59,021
	Devon Energy Corp.	1,645,959	55,930
	Noble Energy Inc.	1,553,881	44,581
	Hess Corp.	947,941	43,501
	Marathon Oil Corp.	2,818,228	36,693
	Cabot Oil & Gas Corp.	1,571,972	34,882
	Cimarex Energy Co.	315,979	33,987
	EQT Corp.	574,714	31,764
*	Diamondback Energy Inc.	298,591	27,697
*	Parsley Energy Inc. Class A	735,928	21,820
*	Newfield Exploration Co.	661,693	21,492
	Range Resources Corp.	822,061	18,957
*	Energen Corp.	322,672	18,405
*	Antero Resources Corp.	733,867	15,096
^,* Chesapeake Energy Corp.		2,978,866	15,073
*	WPX Energy Inc.	1,319,192	14,274
*	RSP Permian Inc.	395,626	14,080
	Murphy Oil Corp.	546,326	13,336
*	Continental Resources Inc.	312,790	11,761
*	Rice Energy Inc.	538,009	10,760
*	Southwestern Energy Co.	1,664,731	10,088
*	PDC Energy Inc.	187,773	9,325
*	Whiting Petroleum Corp.	1,215,002	8,578
*	QEP Resources Inc.	805,062	8,051
*	Gulfport Energy Corp.	533,865	7,661
*	Callon Petroleum Co.	676,050	7,653
*	Oasis Petroleum Inc.	758,844	7,406
*	Matador Resources Co.	302,258	6,888
*	Laredo Petroleum Inc.	531,200	6,242
	SM Energy Co.	338,224	5,740
*	Extraction Oil & Gas Inc.	349,944	4,983
*	Centennial Resource Development Inc. Class A	318,794	4,970
^,* Kosmos Energy Ltd.		790,288	4,742
*	Carrizo Oil & Gas Inc.	210,807	4,625
^,* SRC Energy Inc.		650,959	4,479
^,* Gran Tierra Energy Inc.		1,382,925	3,222
*	Ring Energy Inc.	166,046	2,155
*	Denbury Resources Inc.	1,406,534	2,152

*	Resolute Energy Corp.		54,131	2,122
*	SandRidge Energy Inc.		103,858	2,055
^,* Sanchez Energy Corp.			257,803	1,544
^,* California Resources Corp.			137,133	1,493
*	WildHorse Resource Development Corp.		89,472	1,067
*	Bill Barrett Corp.		293,512	1,016
*	Halcon Resources Corp.		146,790	892
*	Eclipse Resources Corp.		367,909	824
^,* Northern Oil and Gas Inc.			241,134	398
^,* Cobalt International Energy Inc.			1,725,122	390
^,* EXCO Resources Inc.			1,105,631	365
^,* Jones Energy Inc. Class A			176,945	354
*	Contango Oil & Gas Co.		30,022	185

	Oil & Gas Refining & Marketing (8.4%)
	Phillips 66		1,559,304	118,679
	Valero Energy Corp.		1,505,760	92,559
	Marathon Petroleum Corp.		1,755,786	91,371
	Tesoro Corp.		392,037	32,633
	HollyFrontier Corp.		561,448	13,419
	Western Refining Inc.		287,806	10,418
	World Fuel Services Corp.		234,878	8,301
	PBF Energy Inc. Class A		367,997	7,110
	Delek US Holdings Inc.		190,132	4,662
	Green Plains Inc.		126,993	2,711
*	REX American Resources Corp.		20,202	1,922
	Alon USA Energy Inc.		119,144	1,471
^,* Par Pacific Holdings Inc.			84,773	1,459
*	Renewable Energy Group Inc.		128,651	1,454
^	CVR Energy Inc.		65,149	1,300
*	Clean Energy Fuels Corp.		452,337	1,058

	Oil & Gas Storage & Transportation (7.2%)
	Kinder Morgan Inc.		6,625,694	124,298
	Williams Cos. Inc.		2,725,345	77,945
	ONEOK Inc.		700,305	34,791
	Targa Resources Corp.		712,979	32,747
*	Cheniere Energy Inc.		669,225	32,605
	Plains GP Holdings LP Class A		459,176	12,246
	SemGroup Corp. Class A		222,782	6,906
^	Tallgrass Energy GP LP Class A		178,335	4,596
*	Enbridge Energy Management LLC		235,272	3,783
	EnLink Midstream LLC		216,844	3,697
*	International Seaways Inc.		56,184	1,111
*	Gener8 Maritime Inc.		146,684	778
				3,863,229
Total Common Stocks (Cost $5,635,660)				4,658,788
		Coupon
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
1,2 Vanguard Market Liquidity Fund (Cost $36,650)
		1.040%	366,482	36,656
Total Investments (100.8%) (Cost $5,672,310)				4,695,444
Other Assets and Liabilities-Net (-0.8%)2				(39,029)
Net Assets (100%)				4,656,415

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $34,147,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $36,648,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at May 31, 2017.

D. At May 31, 2017, the cost of investment securities for tax purposes was $5,672,310,000. Net unrealized depreciation of investment securities for tax purposes was $976,866,000, consisting of

Energy Index Fund

unrealized gains of $81,552,000 on securities that had risen in value since their purchase and $1,058,418,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Staples Index Fund

Schedule of Investments (unaudited)

As of May 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Beverages (20.5%)
	Coca-Cola Co.	8,064,222	366,680
	PepsiCo Inc.	2,799,811	327,214
	Constellation Brands Inc. Class A	374,775	68,490
*	Monster Beverage Corp.	885,364	44,764
	Molson Coors Brewing Co. Class B	415,221	39,359
	Dr Pepper Snapple Group Inc.	422,518	39,214
	Brown-Forman Corp. Class B	521,367	27,085
	Coca-Cola Bottling Co. Consolidated	20,564	4,683
*	Boston Beer Co. Inc. Class A	28,387	4,052
	National Beverage Corp.	4,901	470
	MGP Ingredients Inc.	5,342	274
			922,285
Food & Staples Retailing (21.1%)
	Wal-Mart Stores Inc.	2,915,727	229,176
	Costco Wholesale Corp.	935,484	168,789
	CVS Health Corp.	2,154,652	165,542
	Walgreens Boots Alliance Inc.	1,926,346	156,072
	Sysco Corp.	1,171,672	63,926
	Kroger Co.	2,007,728	59,790
	Whole Foods Market Inc.	777,941	27,220
	Casey's General Stores Inc.	98,039	11,411
*	Sprouts Farmers Market Inc.	383,985	9,200
*	Rite Aid Corp.	2,367,063	8,072
*	US Foods Holding Corp.	243,421	7,293
*	United Natural Foods Inc.	148,541	5,933
	PriceSmart Inc.	60,740	5,360
	SpartanNash Co.	163,674	4,877
	Andersons Inc.	112,926	3,964
	Weis Markets Inc.	70,586	3,644
*	Performance Food Group Co.	110,762	3,135
*	SUPERVALU Inc.	708,203	2,727
*	Smart & Final Stores Inc.	170,807	2,238
	Village Super Market Inc. Class A	87,919	2,187
*	Chefs' Warehouse Inc.	144,218	2,185
	Ingles Markets Inc. Class A	58,951	2,158
*,^ Natural Grocers by Vitamin Cottage Inc.		111,852	1,108
			946,007
Food Products (20.3%)
	Mondelez International Inc. Class A	3,359,959	156,540
	Kraft Heinz Co.	1,285,725	118,544
	General Mills Inc.	1,293,342	73,384
	Archer-Daniels-Midland Co.	1,301,416	54,113
	Kellogg Co.	585,418	41,916
	Tyson Foods Inc. Class A	673,547	38,621
	Mead Johnson Nutrition Co.	431,852	38,616
	Hershey Co.	334,831	38,596
	Conagra Brands Inc.	944,387	36,397
	JM Smucker Co.	254,546	32,544

	McCormick & Co. Inc.	265,809	27,684
	Bunge Ltd.	330,971	26,468
	Campbell Soup Co.	428,838	24,723
	Hormel Foods Corp.	664,348	22,342
	Ingredion Inc.	169,202	19,304
	Pinnacle Foods Inc.	277,260	17,276
	Lamb Weston Holdings Inc.	315,027	14,620
*	Post Holdings Inc.	156,545	12,577
*	TreeHouse Foods Inc.	143,381	11,066
	Snyder's-Lance Inc.	245,979	9,040
*	Hain Celestial Group Inc.	257,986	9,011
	Flowers Foods Inc.	476,051	8,797
*	Darling Ingredients Inc.	528,333	8,279
	Sanderson Farms Inc.	68,632	8,147
^	B&G Foods Inc.	198,043	8,031
	Lancaster Colony Corp.	57,007	7,059
	J&J Snack Foods Corp.	47,559	6,187
	Fresh Del Monte Produce Inc.	114,850	5,821
	Dean Foods Co.	300,106	5,474
*,^ Pilgrim's Pride Corp.		229,446	5,339
^	Calavo Growers Inc.	65,473	4,433
*,^ Freshpet Inc.		250,458	3,807
*,^ Cal-Maine Foods Inc.		98,033	3,647
^	Tootsie Roll Industries Inc.	103,835	3,603
*	Blue Buffalo Pet Products Inc.	130,181	3,058
*	Landec Corp.	202,955	2,841
*	Seneca Foods Corp. Class A	82,312	2,535
*	Farmer Brothers Co.	81,352	2,441
	John B Sanfilippo & Son Inc.	5,042	327
*,^ Amplify Snack Brands Inc.		22,640	207
*	Hostess Brands Inc. Class A	11,235	177
	Omega Protein Corp.	8,946	156
			913,748
Household Products (17.8%)
	Procter & Gamble Co.	5,117,182	450,773
	Colgate-Palmolive Co.	1,825,805	139,418
	Kimberly-Clark Corp.	781,363	101,366
	Clorox Co.	285,615	38,766
	Church & Dwight Co. Inc.	594,586	30,716
^	Spectrum Brands Holdings Inc.	76,027	10,222
	Energizer Holdings Inc.	184,993	9,916
*	HRG Group Inc.	327,471	6,212
	WD-40 Co.	49,161	5,196
*	Central Garden & Pet Co. Class A	178,123	5,150
*	Central Garden & Pet Co.	121,852	3,646
			801,381
Personal Products (2.7%)
	Estee Lauder Cos. Inc. Class A	496,802	46,769
	Coty Inc. Class A	1,107,818	20,982
*,^ Herbalife Ltd.		178,651	12,824
*	Edgewell Personal Care Co.	154,314	11,287
	Nu Skin Enterprises Inc. Class A	169,378	9,296
*	Avon Products Inc.	1,457,483	4,955
	Inter Parfums Inc.	104,034	3,620
*	USANA Health Sciences Inc.	53,026	3,415
	Medifast Inc.	78,581	3,270

* Revlon Inc. Class A		95,549	1,777
^ Natural Health Trends Corp.		8,263	230
* elf Beauty Inc.		7,334	179
			118,604
Tobacco (17.4%)
Philip Morris International Inc.		3,048,968	365,266
Altria Group Inc.		3,751,871	283,041
Reynolds American Inc.		1,844,430	124,038
Vector Group Ltd.		283,174	6,156
Universal Corp.		78,216	5,194
			783,695
Total Common Stocks (Cost $3,823,593)			4,485,720
	Coupon
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
2,3 Vanguard Market Liquidity Fund (Cost $16,990)	1.040%	169,886	16,992
Total Investments (100.2%) (Cost $3,840,583)			4,502,712
Other Assets and Liabilities-Net (-0.2%)2,4			(8,210)
Net Assets (100%)			4,494,502

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $16,480,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Includes $16,990,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Cash of $69,000 has been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse

Consumer Staples Index Fund

imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2017	60	7,233	(4)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

D. At May 31, 2017, the cost of investment securities for tax purposes was $3,840,583,000. Net unrealized appreciation of investment securities for tax purposes was $662,129,000, consisting of unrealized gains of $695,267,000 on securities that had risen in value since their purchase and $33,138,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Health Care Index Fund

Schedule of Investments (unaudited)

As of May 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Biotechnology (21.2%)
	Amgen Inc.	1,544,301	239,737
	AbbVie Inc.	3,342,372	220,663
*	Celgene Corp.	1,631,424	186,651
	Gilead Sciences Inc.	2,740,881	177,856
*	Biogen Inc.	452,852	112,203
*	Regeneron Pharmaceuticals Inc.	163,839	75,212
*	Vertex Pharmaceuticals Inc.	521,011	64,397
*	Incyte Corp.	357,568	46,244
*	Alexion Pharmaceuticals Inc.	471,109	46,183
*	BioMarin Pharmaceutical Inc.	362,571	31,776
*	Alkermes plc	319,932	18,479
*	Seattle Genetics Inc.	209,215	13,386
*	Bioverativ Inc.	215,068	11,848
*,^ TESARO Inc.		78,979	11,792
*	Ionis Pharmaceuticals Inc.	254,249	11,642
*	Exelixis Inc.	613,027	11,470
*	United Therapeutics Corp.	94,381	11,410
*	Alnylam Pharmaceuticals Inc.	172,164	11,270
*	Exact Sciences Corp.	232,022	8,462
*	Neurocrine Biosciences Inc.	182,734	7,943
*,^ Kite Pharma Inc.		97,033	7,017
*	Bluebird Bio Inc.	85,700	6,457
*,^ ACADIA Pharmaceuticals Inc.		202,340	5,202
*	Ligand Pharmaceuticals Inc.	43,886	4,752
*	Puma Biotechnology Inc.	61,756	4,724
*	Ironwood Pharmaceuticals Inc. Class A	265,027	4,694
*	Ultragenyx Pharmaceutical Inc.	83,201	4,480
*	Sage Therapeutics Inc.	65,888	4,356
*	Clovis Oncology Inc.	84,306	4,355
*	Portola Pharmaceuticals Inc.	118,094	4,352
*,^ OPKO Health Inc.		700,238	4,299
*,^ Intercept Pharmaceuticals Inc.		36,273	4,059
*	Prothena Corp. plc	78,797	4,019
*	Agios Pharmaceuticals Inc.	84,297	3,934
*	FibroGen Inc.	123,010	3,235
*	Sarepta Therapeutics Inc.	108,287	3,231
*	Halozyme Therapeutics Inc.	262,777	3,101
*,^ Juno Therapeutics Inc.		132,755	3,084
*,^ MiMedx Group Inc.		217,198	2,971
*	Myriad Genetics Inc.	143,619	2,923
*	Avexis Inc.	40,703	2,880
*	Repligen Corp.	70,939	2,784
*,^ Intrexon Corp.		124,262	2,649
*	Array BioPharma Inc.	336,756	2,553
*	Spark Therapeutics Inc.	48,426	2,466
*,^ Radius Health Inc.		67,975	2,353
*	Emergent BioSolutions Inc.	72,245	2,307
*	Blueprint Medicines Corp.	64,162	2,302
*,^ Amicus Therapeutics Inc.		267,443	2,145

Health Care Index

*	Momenta Pharmaceuticals Inc.	140,808	2,042
*	Insmed Inc.	122,363	1,887
*	Global Blood Therapeutics Inc.	66,479	1,795
*	Five Prime Therapeutics Inc.	60,741	1,716
*	Xencor Inc.	81,156	1,664
*,^ Synergy Pharmaceuticals Inc.		467,969	1,643
*	Acceleron Pharma Inc.	63,361	1,616
*	Loxo Oncology Inc.	34,917	1,594
*,^ ZIOPHARM Oncology Inc.		267,056	1,562
*,^ Immunomedics Inc.		189,074	1,427
*,^ Axovant Sciences Ltd.		66,001	1,412
*	Lexicon Pharmaceuticals Inc.	97,531	1,351
*	Genomic Health Inc.	42,131	1,338
*	Acorda Therapeutics Inc.	96,149	1,327
*	Coherus Biosciences Inc.	66,829	1,320
*	Eagle Pharmaceuticals Inc.	17,713	1,292
*	Alder Biopharmaceuticals Inc.	83,368	1,284
*,^ Heron Therapeutics Inc.		95,556	1,280
*	AMAG Pharmaceuticals Inc.	71,413	1,235
*	Vanda Pharmaceuticals Inc.	87,563	1,204
*	Retrophin Inc.	75,195	1,192
*	MacroGenics Inc.	66,606	1,182
*	Epizyme Inc.	78,990	1,130
*,^ Foundation Medicine Inc.		29,635	1,126
*,^ TG Therapeutics Inc.		99,344	1,118
*	Inovio Pharmaceuticals Inc.	145,656	1,100
*	Keryx Biopharmaceuticals Inc.	167,804	1,072
*	Esperion Therapeutics Inc.	33,169	1,062
*	La Jolla Pharmaceutical Co.	36,895	1,055
*	Cytokinetics Inc.	72,542	983
*	Sangamo Therapeutics Inc.	140,734	957
*	Spectrum Pharmaceuticals Inc.	168,966	956
*	Progenics Pharmaceuticals Inc.	144,970	923
*	REGENXBIO Inc.	53,239	910
*	Enanta Pharmaceuticals Inc.	30,180	908
*	Achillion Pharmaceuticals Inc.	200,633	893
*,^ Geron Corp.		334,539	890
*,^ Cara Therapeutics Inc.		53,201	881
*	Arena Pharmaceuticals Inc.	638,975	831
*	PTC Therapeutics Inc.	65,743	824
*	ImmunoGen Inc.	173,887	802
*	Versartis Inc.	51,138	785
	PDL BioPharma Inc.	325,923	779
*	Aimmune Therapeutics Inc.	46,539	773
*	Flexion Therapeutics Inc.	45,097	771
*	Celldex Therapeutics Inc.	256,431	726
*	BioCryst Pharmaceuticals Inc.	139,334	718
*	Editas Medicine Inc.	50,636	692
*,^ Insys Therapeutics Inc.		43,951	646
*,^ Aduro Biotech Inc.		63,462	635
*	Otonomy Inc.	50,723	621
*,^ Advaxis Inc.		75,759	611
*	CytomX Therapeutics Inc.	42,017	592
*,^ Organovo Holdings Inc.		208,368	590
*	Karyopharm Therapeutics Inc.	71,384	580
*,^ NewLink Genetics Corp.		45,245	577
*	Natera Inc.	55,021	563
*	Agenus Inc.	160,622	533

Health Care Index

*,^ Bellicum Pharmaceuticals Inc.		49,990	529
*	Novavax Inc.	557,841	514
^	Merrimack Pharmaceuticals Inc.	259,614	471
*	Atara Biotherapeutics Inc.	35,475	470
*,^ Corbus Pharmaceuticals Holdings Inc.		70,626	438
*	Minerva Neurosciences Inc.	49,965	412
*	Dynavax Technologies Corp.	74,756	411
*	Ra Pharmaceuticals Inc.	16,548	397
*	Seres Therapeutics Inc.	42,408	387
*	Chimerix Inc.	84,760	380
*	Syros Pharmaceuticals Inc.	19,025	304
*	Intellia Therapeutics Inc.	25,838	296
*	Ardelyx Inc.	60,364	284
*	Arbutus Biopharma Corp.	75,933	258
*,^ XBiotech Inc.		32,442	239
*	Sorrento Therapeutics Inc.	128,402	199
*	Voyager Therapeutics Inc.	22,079	196
*	Immune Design Corp.	25,539	190
*,^ Arrowhead Pharmaceuticals Inc.		131,001	189
*,^ NantKwest Inc.		49,418	181
*,^ MannKind Corp.		117,472	179
*	Corvus Pharmaceuticals Inc.	17,167	174
*	CRISPR Therapeutics AG	12,524	171
*	Ophthotech Corp.	74,931	170
*	Trevena Inc.	69,811	163
*	Infinity Pharmaceuticals Inc.	91,094	157
*	OncoMed Pharmaceuticals Inc.	43,788	143
*	Regulus Therapeutics Inc.	64,910	91
*	OvaScience Inc.	59,925	77
			1,496,354
Health Care Equipment & Supplies (20.7%)
	Medtronic plc	2,879,273	242,665
	Abbott Laboratories	3,623,624	165,455
	Danaher Corp.	1,308,504	111,144
	Stryker Corp.	703,719	100,604
	Becton Dickinson and Co.	474,112	89,716
*	Boston Scientific Corp.	2,859,300	77,287
*	Intuitive Surgical Inc.	81,346	74,405
	Baxter International Inc.	1,019,263	60,452
*	Edwards Lifesciences Corp.	445,591	51,274
	Zimmer Biomet Holdings Inc.	420,051	50,074
	CR Bard Inc.	151,047	46,436
*	IDEXX Laboratories Inc.	184,472	31,063
	Dentsply Sirona Inc.	484,254	30,760
*	Hologic Inc.	585,765	25,369
*	Align Technology Inc.	158,849	23,065
	Cooper Cos. Inc.	102,595	22,443
	ResMed Inc.	297,133	21,126
*	Varian Medical Systems Inc.	196,020	19,410
	Teleflex Inc.	94,168	18,835
	West Pharmaceutical Services Inc.	153,685	14,910
	STERIS plc	177,886	13,797
*	ABIOMED Inc.	86,798	11,929
*	DexCom Inc.	177,301	11,851
	Hill-Rom Holdings Inc.	137,263	10,619
*	Alere Inc.	181,728	8,816
*	Masimo Corp.	100,535	8,750

Health Care Index

*	NuVasive Inc.	106,146	7,964
*	Integra LifeSciences Holdings Corp.	124,984	6,293
	Cantel Medical Corp.	78,621	6,118
*	Wright Medical Group NV	206,461	5,517
*	ICU Medical Inc.	32,478	5,239
*	Neogen Corp.	79,678	5,043
*	Insulet Corp.	119,960	5,035
*	LivaNova plc	86,878	4,938
*	Penumbra Inc.	56,161	4,653
*	Globus Medical Inc.	150,196	4,618
*	Haemonetics Corp.	109,104	4,449
*	Merit Medical Systems Inc.	102,913	3,653
*	Halyard Health Inc.	97,512	3,505
*	Nevro Corp.	49,029	3,375
*	Inogen Inc.	36,121	3,202
*	NxStage Medical Inc.	134,938	2,923
*	Varex Imaging Corp.	79,775	2,740
	CONMED Corp.	52,630	2,672
*	Spectranetics Corp.	90,519	2,444
*	Natus Medical Inc.	69,085	2,342
*	Integer Holdings Corp.	57,650	2,289
	Abaxis Inc.	46,955	2,273
*	Cardiovascular Systems Inc.	69,558	2,089
	Analogic Corp.	26,235	1,886
*	OraSure Technologies Inc.	116,042	1,749
	Atrion Corp.	3,037	1,675
*	K2M Group Holdings Inc.	71,016	1,616
*	Orthofix International NV	36,881	1,537
*	Quidel Corp.	57,479	1,427
*	Anika Therapeutics Inc.	30,421	1,408
*	AtriCure Inc.	66,188	1,383
*	Glaukos Corp.	31,662	1,289
	Meridian Bioscience Inc.	88,600	1,223
*	Novocure Ltd.	91,237	1,145
*	CryoLife Inc.	62,341	1,138
*	AngioDynamics Inc.	73,200	1,104
*	GenMark Diagnostics Inc.	84,300	1,091
	Invacare Corp.	63,748	902
*	AxoGen Inc.	55,468	824
*	Endologix Inc.	156,670	755
*,^ Rockwell Medical Inc.		103,220	739
*,^ Accuray Inc.		171,144	702
*	iRhythm Technologies Inc.	18,582	644
*	Lantheus Holdings Inc.	34,986	581
*	STAAR Surgical Co.	63,178	578
*,^ Cerus Corp.		206,265	472
*	Pulse Biosciences Inc.	11,148	319
*	ConforMIS Inc.	49,490	200
*	Wright Medical Group Inc. CVR Exp. 03/01/2019	14,554	21
			1,462,037
Health Care Providers & Services (18.8%)
	UnitedHealth Group Inc.	2,018,861	353,664
	Aetna Inc.	737,593	106,848
	Anthem Inc.	554,483	101,110
	Cigna Corp.	539,095	86,918
*	Express Scripts Holding Co.	1,270,152	75,892
	Humana Inc.	313,137	72,729

Health Care Index

	McKesson Corp.	444,622	72,513
*	HCA Healthcare Inc.	620,891	50,857
	Cardinal Health Inc.	661,454	49,139
	Quest Diagnostics Inc.	288,299	31,358
	AmerisourceBergen Corp. Class A	341,646	31,353
*	Henry Schein Inc.	166,005	30,540
*	Laboratory Corp. of America Holdings	214,476	29,812
*	Centene Corp.	360,833	26,207
*	DaVita Inc.	326,370	21,625
	Universal Health Services Inc. Class B	188,133	21,383
*	WellCare Health Plans Inc.	93,323	16,033
*	VCA Inc.	170,435	15,702
*	Envision Healthcare Corp.	246,243	13,447
*	MEDNAX Inc.	196,730	10,682
	HealthSouth Corp.	187,549	8,502
	Patterson Cos. Inc.	174,467	7,705
	Chemed Corp.	34,216	7,003
*,^ Acadia Healthcare Co. Inc.		155,601	6,433
*	Molina Healthcare Inc.	89,688	5,791
*	Brookdale Senior Living Inc.	389,730	5,355
*	LifePoint Health Inc.	84,044	5,110
*	HealthEquity Inc.	105,866	4,849
	Owens & Minor Inc.	128,508	4,097
*	Premier Inc. Class A	106,382	3,672
*	AMN Healthcare Services Inc.	100,163	3,631
*	Amedisys Inc.	59,909	3,590
*	Tenet Healthcare Corp.	208,278	3,445
*	Magellan Health Inc.	49,542	3,406
*	Select Medical Holdings Corp.	221,355	2,966
*	Tivity Health Inc.	73,031	2,479
*	Teladoc Inc.	73,764	2,257
*	Community Health Systems Inc.	238,021	2,107
*	LHC Group Inc.	34,369	2,069
	Ensign Group Inc.	101,378	1,863
	Kindred Healthcare Inc.	178,867	1,753
*	Diplomat Pharmacy Inc.	98,028	1,680
	US Physical Therapy Inc.	26,094	1,651
*	BioTelemetry Inc.	56,524	1,631
*	PharMerica Corp.	64,220	1,586
	National HealthCare Corp.	22,310	1,528
*	Almost Family Inc.	24,117	1,384
*	Providence Service Corp.	24,924	1,165
*	CorVel Corp.	22,093	1,030
	Landauer Inc.	19,806	968
	Aceto Corp.	63,112	893
*	Surgery Partners Inc.	40,550	884
*	Cross Country Healthcare Inc.	76,011	878
*	Triple-S Management Corp. Class B	49,062	798
*	Capital Senior Living Corp.	50,308	696
*	Civitas Solutions Inc.	31,122	490
*	American Renal Associates Holdings Inc.	25,332	410
*	Quorum Health Corp.	60,336	228
*	Genesis Healthcare Inc.	91,677	156
*,^ AAC Holdings Inc.		18,901	119
			1,324,070
Health Care Technology (1.4%)
*	Cerner Corp.	622,251	40,664

Health Care Index

*	Veeva Systems Inc. Class A	223,685	14,213
*	athenahealth Inc.	82,918	11,109
*	Medidata Solutions Inc.	120,470	8,575
*	Allscripts Healthcare Solutions Inc.	359,540	4,102
*	HMS Holdings Corp.	176,553	3,217
*	Omnicell Inc.	76,444	3,050
*	Evolent Health Inc. Class A	95,600	2,194
*	Cotiviti Holdings Inc.	57,167	2,180
*	Inovalon Holdings Inc. Class A	122,971	1,673
*	HealthStream Inc.	56,729	1,581
*	Quality Systems Inc.	98,251	1,509
*	Vocera Communications Inc.	51,001	1,363
	Computer Programs & Systems Inc.	24,169	807
*	Castlight Health Inc. Class B	49,613	174
			96,411
Life Sciences Tools & Services (5.9%)
	Thermo Fisher Scientific Inc.	828,411	143,141
*	Illumina Inc.	306,746	54,405
	Agilent Technologies Inc.	675,302	40,748
*	Mettler-Toledo International Inc.	54,392	31,700
*	Waters Corp.	167,862	30,151
*	Quintiles IMS Holdings Inc.	296,835	25,658
	PerkinElmer Inc.	229,728	14,487
*	Bio-Rad Laboratories Inc. Class A	43,613	9,747
*	Charles River Laboratories International Inc.	99,346	9,145
	Bio-Techne Corp.	77,951	8,737
*	PAREXEL International Corp.	106,852	8,636
*	INC Research Holdings Inc. Class A	113,290	6,441
	Bruker Corp.	234,916	6,392
*	VWR Corp.	192,299	6,357
*	PRA Health Sciences Inc.	83,654	6,044
*	Cambrex Corp.	67,133	3,612
*	Patheon NV	76,088	2,641
*	Accelerate Diagnostics Inc.	68,714	1,917
	Luminex Corp.	77,267	1,565
*,^ Albany Molecular Research Inc.		59,017	1,149
*	NeoGenomics Inc.	123,419	933
*	Pacific Biosciences of California Inc.	185,190	611
*	Medpace Holdings Inc.	12,813	356
*	Fluidigm Corp.	13,320	60
			414,633
Pharmaceuticals (32.0%)
	Johnson & Johnson	5,689,969	729,738
	Pfizer Inc.	12,481,027	407,506
	Merck & Co. Inc.	5,781,750	376,450
	Bristol-Myers Squibb Co.	3,507,763	189,244
	Eli Lilly & Co.	2,082,375	165,695
	Allergan plc	702,963	157,288
	Zoetis Inc.	1,031,703	64,254
*	Mylan NV	953,846	37,181
	Perrigo Co. plc	270,552	19,710
*	Jazz Pharmaceuticals plc	125,642	18,288
*	Mallinckrodt plc	219,473	9,466
*	Catalent Inc.	260,489	9,255
*	Akorn Inc.	197,017	6,555
*	Nektar Therapeutics Class A	319,370	6,349
*,^ Medicines Co.		147,879	5,881

Health Care Index

*	Prestige Brands Holdings Inc.		110,566	5,570
*	Endo International plc		418,813	5,520
*	Supernus Pharmaceuticals Inc.		105,118	3,952
*	Pacira Pharmaceuticals Inc.		77,833	3,456
*	Horizon Pharma plc		340,449	3,404
*	Aerie Pharmaceuticals Inc.		59,544	3,302
*,^ Theravance Biopharma Inc.			87,140	3,181
*	Impax Laboratories Inc.		147,192	2,245
*	Corcept Therapeutics Inc.		174,708	1,976
*	Innoviva Inc.		159,840	1,953
*	Dermira Inc.		63,176	1,732
	Phibro Animal Health Corp. Class A		38,909	1,372
*	Intersect ENT Inc.		53,922	1,364
*,^ TherapeuticsMD Inc.			326,135	1,353
*	Heska Corp.		13,354	1,317
*	Amphastar Pharmaceuticals Inc.		76,211	1,301
*,^ Omeros Corp.			85,224	1,288
*	Depomed Inc.		117,186	1,228
*,^ Lannett Co. Inc.			58,470	1,175
*	Revance Therapeutics Inc.		41,786	930
*	SciClone Pharmaceuticals Inc.		96,308	915
*	Aclaris Therapeutics Inc.		36,748	874
*	Achaogen Inc.		41,764	843
*	ANI Pharmaceuticals Inc.		16,915	739
*	Teligent Inc.		89,212	739
*	Intra-Cellular Therapies Inc. Class A		68,533	702
*	Sucampo Pharmaceuticals Inc. Class A		52,869	529
*	Assembly Biosciences Inc.		20,319	516
*	Reata Pharmaceuticals Inc. Class A		17,475	483
*	MyoKardia Inc.		35,348	456
*	Ocular Therapeutix Inc.		44,425	453
*,^ Aratana Therapeutics Inc.			76,322	440
*	WaVe Life Sciences Ltd.		23,029	435
*	Cempra Inc.		98,964	376
*,^ Collegium Pharmaceutical Inc.			38,203	314
*	Clearside Biomedical Inc.		35,341	243
*,^ BioDelivery Sciences International Inc.			102,217	225
				2,259,761
Other (0.0%)[1]
*	Dyax Corp. CVR Exp. 12/31/2019		299,743	599
*	Durata Therapeutics Inc. CVR Exp. 12/31/2018		48	—
*	Clinical Data CVR		8,685	—
				599
Total Common Stocks (Cost $6,218,962)				7,053,865
		Coupon
Temporary Cash Investment (0.4%)
2,3 Vanguard Market Liquidity Fund (Cost $27,308)		1.040%	273,071	27,313
Total Investments (100.4%) (Cost $6,246,270)				7,081,178
Other Assets and Liabilities-Net (-0.4%)3				(25,394)
Net Assets (100%)				7,055,784

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $25,586,000.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $27,019,000 of collateral received for securities on loan.

Health Care Index

CVR-Contingent Value Rights

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,053,266	—	599
Temporary Cash Investments	27,313	—	—
Total	7,080,579	—	599

C. At May 31, 2017, the cost of investment securities for tax purposes was $6,246,335,000. Net unrealized appreciation of investment securities for tax purposes was $834,843,000, consisting of unrealized gains of $1,210,725,000 on securities that had risen in value since their purchase and $375,882,000 in unrealized losses on securities that had fallen in value since their purchase.

Health Care Index Fund

Vanguard Financials Index Fund

Schedule of Investments (unaudited)
As of May 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Banks (45.0%)
JPMorgan Chase & Co.	6,274,650	515,463
Wells Fargo & Co.	8,355,998	427,326
Bank of America Corp.	17,579,672	393,960
Citigroup Inc.	4,858,585	294,139
US Bancorp	2,970,648	151,176
PNC Financial Services Group Inc.	850,451	100,949
BB&T Corp.	1,417,564	59,042
SunTrust Banks Inc.	861,010	45,952
M&T Bank Corp.	243,237	38,059
KeyCorp	1,892,572	33,063
Fifth Third Bancorp	1,315,943	31,241
Citizens Financial Group Inc.	892,675	30,440
Regions Financial Corp.	2,113,429	29,250
First Republic Bank	270,399	24,904
Huntington Bancshares Inc.	1,905,232	23,892
Comerica Inc.	308,422	21,145
* SVB Financial Group	91,898	15,669
Zions Bancorporation	354,912	14,221
East West Bancorp Inc.	253,060	13,850
* Signature Bank	95,808	13,702
^ CIT Group Inc.	253,879	11,437
People's United Financial Inc.	603,118	9,994
PacWest Bancorp	212,964	9,939
Cullen/Frost Bankers Inc.	106,211	9,735
Bank of the Ozarks Inc.	213,590	9,441
Synovus Financial Corp.	214,678	8,776
Commerce Bancshares Inc.	160,187	8,575
PrivateBancorp Inc.	140,042	8,345
* Western Alliance Bancorp	175,123	8,007
Webster Financial Corp.	160,974	7,843
FNB Corp.	565,643	7,467
Prosperity Bancshares Inc.	115,864	7,258
First Horizon National Corp.	409,375	6,935
IBERIABANK Corp.	89,302	6,894
Hancock Holding Co.	147,790	6,828
Popular Inc.	182,155	6,776
United Bankshares Inc.	173,719	6,645
Umpqua Holdings Corp.	386,469	6,549
* Texas Capital Bancshares Inc.	86,841	6,374
Associated Banc-Corp	266,298	6,351
Wintrust Financial Corp.	90,783	6,242
BankUnited Inc.	186,415	6,182
Investors Bancorp Inc.	461,192	6,102
Bank of Hawaii Corp.	74,808	5,815
MB Financial Inc.	139,277	5,735
Chemical Financial Corp.	123,801	5,567
Fulton Financial Corp.	304,010	5,320
Valley National Bancorp	462,399	5,216
Home BancShares Inc.	221,785	5,192

UMB Financial Corp.	73,903	5,175
Pinnacle Financial Partners Inc.	82,133	4,940
Sterling Bancorp	225,006	4,826
Community Bank System Inc.	88,959	4,782
Cathay General Bancorp	131,448	4,666
Glacier Bancorp Inc.	134,222	4,330
TCF Financial Corp.	284,959	4,292
BancorpSouth Inc.	147,846	4,243
First Citizens BancShares Inc. Class A	12,543	4,157
South State Corp.	48,902	4,064
Hope Bancorp Inc.	224,991	3,917
Great Western Bancorp Inc.	102,821	3,893
Old National Bancorp	237,120	3,747
Columbia Banking System Inc.	101,718	3,734
CVB Financial Corp.	179,908	3,652
Trustmark Corp.	118,555	3,605
^ First Financial Bankshares Inc.	92,538	3,540
Hilltop Holdings Inc.	137,989	3,448
International Bancshares Corp.	98,305	3,259
* Eagle Bancorp Inc.	56,690	3,234
First Midwest Bancorp Inc.	142,603	3,160
* FCB Financial Holdings Inc. Class A	68,851	3,153
Renasant Corp.	77,353	3,090
United Community Banks Inc.	118,817	3,062
Towne Bank	103,941	3,014
Banner Corp.	55,250	2,966
Berkshire Hills Bancorp Inc.	80,286	2,878
Independent Bank Corp.	47,443	2,868
WesBanco Inc.	77,087	2,865
First Merchants Corp.	71,821	2,851
BOK Financial Corp.	34,881	2,809
Ameris Bancorp	64,713	2,805
First Financial Bancorp	109,524	2,744
First Hawaiian Inc.	97,883	2,698
ServisFirst Bancshares Inc.	78,326	2,682
NBT Bancorp Inc.	76,103	2,674
LegacyTexas Financial Group Inc.	75,567	2,661
BNC Bancorp	82,264	2,595
Union Bankshares Corp.	76,713	2,578
Simmons First National Corp. Class A	49,245	2,499
Park National Corp.	24,187	2,445
^ Westamerica Bancorporation	45,463	2,333
CenterState Banks Inc.	89,468	2,151
* Pacific Premier Bancorp Inc.	62,962	2,141
First Commonwealth Financial Corp.	172,363	2,117
Boston Private Financial Holdings Inc.	145,390	2,108
S&T Bancorp Inc.	62,043	2,070
Brookline Bancorp Inc.	133,107	1,837
Tompkins Financial Corp.	23,891	1,811
Lakeland Financial Corp.	41,524	1,762
Heartland Financial USA Inc.	38,803	1,740
City Holding Co.	27,390	1,728
Enterprise Financial Services Corp.	41,097	1,648
State Bank Financial Corp.	64,802	1,643
Central Pacific Financial Corp.	54,257	1,641
First Interstate BancSystem Inc. Class A	46,817	1,634
Sandy Spring Bancorp Inc.	42,386	1,626

First Busey Corp.	57,049	1,620
Capital Bank Financial Corp.	42,827	1,589
Southside Bancshares Inc.	48,709	1,586
Hanmi Financial Corp.	57,260	1,523
^ Banc of California Inc.	74,190	1,506
* First BanCorp	288,042	1,495
Lakeland Bancorp Inc.	78,716	1,476
1st Source Corp.	31,849	1,451
BancFirst Corp.	15,305	1,446
* Customers Bancorp Inc.	50,087	1,400
National Bank Holdings Corp. Class A	45,620	1,392
Stock Yards Bancorp Inc.	37,923	1,373
MainSource Financial Group Inc.	42,286	1,369
* Seacoast Banking Corp. of Florida	60,469	1,364
Flushing Financial Corp.	47,821	1,328
Washington Trust Bancorp Inc.	27,174	1,299
Heritage Financial Corp.	53,269	1,270
TriCo Bancshares	35,839	1,250
Univest Corp. of Pennsylvania	44,931	1,238
Bryn Mawr Bank Corp.	29,752	1,215
Independent Bank Group Inc.	21,598	1,212
German American Bancorp Inc.	38,217	1,187
ConnectOne Bancorp Inc.	53,270	1,161
Community Trust Bancorp Inc.	27,836	1,155
First Bancorp	41,251	1,145
Preferred Bank	22,560	1,126
Camden National Corp.	27,291	1,097
Guaranty Bancorp	42,303	1,068
* CU Bancorp	29,666	1,068
CoBiz Financial Inc.	66,803	1,051
Stonegate Bank	22,449	1,016
First of Long Island Corp.	37,204	1,010
Horizon Bancorp	38,923	990
Park Sterling Corp.	83,812	973
QCR Holdings Inc.	21,836	956
* TriState Capital Holdings Inc.	40,557	941
Great Southern Bancorp Inc.	18,376	900
Mercantile Bank Corp.	28,885	897
Pacific Continental Corp.	37,760	889
Bridge Bancorp Inc.	26,728	889
Peoples Bancorp Inc.	28,840	872
Opus Bank	39,785	855
Heritage Commerce Corp.	63,211	851
Fidelity Southern Corp.	37,224	796
Blue Hills Bancorp Inc.	43,214	778
Southwest Bancorp Inc.	31,425	773
^ Live Oak Bancshares Inc.	30,885	755
* Green Bancorp Inc.	39,133	746
* HomeTrust Bancshares Inc.	29,988	742
^ OFG Bancorp	77,568	725
* First Foundation Inc.	47,116	722
Midland States Bancorp Inc.	20,269	708
* Atlantic Capital Bancshares Inc.	38,125	707
Financial Institutions Inc.	22,888	702
Access National Corp.	24,908	697
Carolina Financial Corp.	22,788	682
Arrow Financial Corp.	21,475	680

First Financial Corp.	14,903	679
* Nicolet Bankshares Inc.	13,582	676
MidWestOne Financial Group Inc.	19,270	667
First Community Bancshares Inc.	25,331	646
Republic Bancorp Inc. Class A	18,335	636
* Veritex Holdings Inc.	24,028	625
* HarborOne Bancorp Inc.	25,415	499
Sun Bancorp Inc.	18,132	449
Xenith Bankshares Inc.	14,192	436
* FB Financial Corp.	12,707	434
		2,727,033
Capital Markets (19.0%)
Goldman Sachs Group Inc.	628,725	132,824
Morgan Stanley	2,454,295	102,442
BlackRock Inc.	212,190	86,837
Bank of New York Mellon Corp.	1,819,200	85,721
Charles Schwab Corp.	2,106,887	81,642
CME Group Inc.	595,254	69,817
S&P Global Inc.	453,062	64,702
• Intercontinental Exchange Inc.	1,043,877	62,831
State Street Corp.	669,693	54,553
Moody's Corp.	301,031	35,657
Northern Trust Corp.	381,191	33,331
Ameriprise Financial Inc.	270,130	32,629
T. Rowe Price Group Inc.	426,977	30,076
Franklin Resources Inc.	594,760	24,855
Invesco Ltd.	708,089	22,446
TD Ameritrade Holding Corp.	461,893	17,256
* E*TRADE Financial Corp.	480,861	16,643
Raymond James Financial Inc.	226,796	16,391
MSCI Inc. Class A	158,861	16,161
Affiliated Managers Group Inc.	99,525	15,312
CBOE Holdings Inc.	176,803	15,271
Nasdaq Inc.	202,998	13,733
MarketAxess Holdings Inc.	65,950	12,569
SEI Investments Co.	237,242	11,884
FactSet Research Systems Inc.	69,324	11,486
* Janus Henderson Group plc	323,857	10,130
Eaton Vance Corp.	201,326	9,376
Legg Mason Inc.	153,698	5,667
LPL Financial Holdings Inc.	142,231	5,537
* Stifel Financial Corp.	119,596	5,098
Evercore Partners Inc. Class A	72,173	4,893
BGC Partners Inc. Class A	363,952	4,291
Federated Investors Inc. Class B	161,108	4,279
Interactive Brokers Group Inc.	113,095	3,945
Financial Engines Inc.	103,719	3,931
^ Waddell & Reed Financial Inc. Class A	147,839	2,475
Morningstar Inc.	33,818	2,475
Artisan Partners Asset Management Inc. Class A	81,713	2,313
* KCG Holdings Inc. Class A	104,837	2,082
WisdomTree Investments Inc.	205,732	1,957
OM Asset Management plc	135,138	1,887
Moelis & Co. Class A	45,045	1,581
Piper Jaffray Cos.	25,238	1,480
Cohen & Steers Inc.	36,843	1,444
Houlihan Lokey Inc. Class A	37,177	1,248

	Virtus Investment Partners Inc.	11,999	1,208
^	PJT Partners Inc.	30,051	1,162
	Diamond Hill Investment Group Inc.	5,722	1,157
^	Virtu Financial Inc. Class A	69,087	1,126
*	Donnelley Financial Solutions Inc.	48,758	1,111
	Investment Technology Group Inc.	54,273	1,082
	Greenhill & Co. Inc.	49,144	995
*	INTL. FCStone Inc.	27,874	963
	Westwood Holdings Group Inc.	13,215	721
*	Cowen Inc. Class A	43,338	652
^	Arlington Asset Investment Corp. Class A	40,314	579
*	Ladenburg Thalmann Financial Services Inc.	191,132	409
*	Safeguard Scientifics Inc.	36,211	400
	Associated Capital Group Inc. Class A	7,934	269
	Pzena Investment Management Inc. Class A	24,952	216
	GAMCO Investors Inc. Class A	7,429	215
	Fifth Street Asset Management Inc.	12,947	49
			1,155,472
Consumer Finance (5.0%)
	American Express Co.	1,343,321	103,355
	Capital One Financial Corp.	842,753	64,825
	Discover Financial Services	676,030	39,683
	Synchrony Financial	1,421,722	38,173
	Ally Financial Inc.	815,512	15,120
	Navient Corp.	510,224	7,363
*	SLM Corp.	609,675	6,334
	FirstCash Inc.	85,005	4,560
*	LendingClub Corp.	518,649	2,853
*	PRA Group Inc.	81,623	2,840
*,^ Credit Acceptance Corp.		12,197	2,623
*	Green Dot Corp. Class A	70,980	2,608
*	Santander Consumer USA Holdings Inc.	219,474	2,451
*	OneMain Holdings Inc. Class A	107,130	2,417
*	Encore Capital Group Inc.	42,836	1,551
	Nelnet Inc. Class A	37,526	1,475
*	World Acceptance Corp.	11,883	928
*	EZCORP Inc. Class A	90,699	771
*	Enova International Inc.	47,042	626
			300,556
Diversified Financial Services (6.4%)
*	Berkshire Hathaway Inc. Class B	2,173,313	359,205
	Leucadia National Corp.	568,989	13,878
	Voya Financial Inc.	332,117	11,352
	Texas Pacific Land Trust	11,121	3,151
	NewStar Financial Inc.	36,060	320
*	On Deck Capital Inc.	69,127	245
			388,151
Insurance (21.5%)
	Chubb Ltd.	817,112	117,002
	American International Group Inc.	1,717,714	109,298
	MetLife Inc.	1,632,853	82,606
	Prudential Financial Inc.	754,297	79,088
	Marsh & McLennan Cos. Inc.	903,067	70,042
	Travelers Cos. Inc.	490,402	61,227
	Aon plc	460,415	60,273
	Allstate Corp.	640,253	55,279

Aflac Inc.	703,889	53,059
Progressive Corp.	1,017,998	43,194
Willis Towers Watson plc	227,004	33,286
Hartford Financial Services Group Inc.	649,147	32,061
Principal Financial Group Inc.	504,604	31,745
Lincoln National Corp.	394,852	25,658
* Markel Corp.	24,469	23,912
Loews Corp.	501,700	23,660
* Arch Capital Group Ltd.	215,444	20,952
XL Group Ltd.	464,606	20,299
FNF Group	453,563	19,326
Cincinnati Financial Corp.	274,806	19,258
Everest Re Group Ltd.	71,776	18,278
Unum Group	401,874	18,076
Arthur J Gallagher & Co.	312,747	17,742
* Alleghany Corp.	27,068	15,898
Torchmark Corp.	196,135	14,808
Reinsurance Group of America Inc. Class A	112,558	14,015
American Financial Group Inc.	130,630	13,043
WR Berkley Corp.	170,456	11,760
RenaissanceRe Holdings Ltd.	71,555	10,222
Axis Capital Holdings Ltd.	151,003	9,903
Assurant Inc.	97,555	9,558
Brown & Brown Inc.	209,175	9,085
Old Republic International Corp.	432,947	8,564
Assured Guaranty Ltd.	219,153	8,560
First American Financial Corp.	192,697	8,386
Allied World Assurance Co. Holdings AG	152,633	8,024
Validus Holdings Ltd.	139,259	7,436
White Mountains Insurance Group Ltd.	8,006	6,886
* Athene Holding Ltd. Class A	133,647	6,586
CNO Financial Group Inc.	304,598	6,241
Hanover Insurance Group Inc.	74,641	6,224
Primerica Inc.	80,369	5,803
ProAssurance Corp.	93,429	5,564
Aspen Insurance Holdings Ltd.	105,591	5,364
Erie Indemnity Co. Class A	44,802	5,276
Selective Insurance Group Inc.	101,447	5,184
American Equity Investment Life Holding Co.	147,041	3,685
RLI Corp.	65,465	3,636
* Enstar Group Ltd.	18,653	3,500
Argo Group International Holdings Ltd.	52,476	3,248
* Genworth Financial Inc. Class A	879,300	3,218
American National Insurance Co.	23,625	2,777
Kemper Corp.	72,253	2,757
Mercury General Corp.	48,658	2,725
Horace Mann Educators Corp.	70,807	2,708
Employers Holdings Inc.	56,054	2,245
Navigators Group Inc.	40,895	2,167
National General Holdings Corp.	93,298	2,049
AmTrust Financial Services Inc.	150,121	1,973
Infinity Property & Casualty Corp.	19,648	1,881
* MBIA Inc.	228,992	1,875
AMERISAFE Inc.	33,922	1,757
Safety Insurance Group Inc.	25,535	1,699
United Fire Group Inc.	38,121	1,649
* FNFV Group	104,769	1,462

^	Universal Insurance Holdings Inc.	58,591	1,444
	Stewart Information Services Corp.	30,801	1,393
	Maiden Holdings Ltd.	130,511	1,377
*	Third Point Reinsurance Ltd.	103,636	1,363
*	Ambac Financial Group Inc.	79,805	1,318
	National Western Life Group Inc. Class A	4,282	1,315
	FBL Financial Group Inc. Class A	20,023	1,261
	James River Group Holdings Ltd.	31,120	1,234
	Kinsale Capital Group Inc.	33,094	1,199
*	Greenlight Capital Re Ltd. Class A	51,807	1,067
	State National Cos. Inc.	47,755	839
	State Auto Financial Corp.	29,294	728
*,^ Trupanion Inc.		33,728	686
	HCI Group Inc.	15,191	676
	OneBeacon Insurance Group Ltd. Class A	36,711	674
	Fidelity & Guaranty Life	20,947	646
	Heritage Insurance Holdings Inc.	47,162	601
*	Global Indemnity Ltd.	15,727	598
*,^ Citizens Inc. Class A		83,078	516
	United Insurance Holdings Corp.	30,419	494
	EMC Insurance Group Inc.	15,371	417
*	WMIH Corp.	361,824	398
	Baldwin & Lyons Inc.	16,087	383
	Donegal Group Inc. Class A	20,541	322
	Crawford & Co. Class B	19,094	179
*,^ Patriot National Inc.		15,652	39
			1,305,889
Mortgage Real Estate Investment Trusts (REITs) (1.7%)
	Annaly Capital Management Inc.	1,789,403	21,437
	AGNC Investment Corp.	625,068	12,995
	Starwood Property Trust Inc.	454,752	10,014
	New Residential Investment Corp.	538,955	8,672
	Two Harbors Investment Corp.	610,092	6,089
	MFA Financial Inc.	687,659	5,721
	Chimera Investment Corp.	296,268	5,511
	Blackstone Mortgage Trust Inc. Class A	157,884	4,902
	Invesco Mortgage Capital Inc.	195,614	3,157
	Apollo Commercial Real Estate Finance Inc.	167,777	3,097
	Redwood Trust Inc.	134,984	2,284
	CYS Investments Inc.	268,145	2,260
	PennyMac Mortgage Investment Trust	117,020	2,050
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	89,730	1,966
	Capstead Mortgage Corp.	169,634	1,788
	ARMOUR Residential REIT Inc.	65,056	1,691
	MTGE Investment Corp.	80,329	1,466
	Ladder Capital Corp. Class A	100,822	1,418
	New York Mortgage Trust Inc.	193,202	1,202
	Anworth Mortgage Asset Corp.	170,752	1,033
	AG Mortgage Investment Trust Inc.	49,717	926
	Western Asset Mortgage Capital Corp.	75,104	766
	Arbor Realty Trust Inc.	86,319	708
	Ares Commercial Real Estate Corp.	48,725	645
	Dynex Capital Inc.	81,891	562
	Resource Capital Corp.	55,152	532
	Sutherland Asset Management Corp.	29,508	441
			103,333

Thrifts & Mortgage Finance (1.4%)
	New York Community Bancorp Inc.		855,206	11,049
*	MGIC Investment Corp.		597,084	6,317
	Radian Group Inc.		376,325	6,044
	Washington Federal Inc.		156,296	4,994
*	Essent Group Ltd.		122,835	4,455
	EverBank Financial Corp.		199,888	3,888
	Capitol Federal Financial Inc.		229,292	3,169
	Astoria Financial Corp.		160,866	2,979
	Northwest Bancshares Inc.		168,406	2,592
	Provident Financial Services Inc.		110,143	2,571
	WSFS Financial Corp.		55,074	2,429
*	Walker & Dunlop Inc.		51,409	2,401
*,^ BofI Holding Inc.			101,153	2,245
*	LendingTree Inc.		13,605	2,117
	Kearny Financial Corp.		148,526	2,072
	Beneficial Bancorp Inc.		120,226	1,761
	TFS Financial Corp.		99,341	1,552
	Meridian Bancorp Inc.		90,166	1,461
	United Financial Bancorp Inc.		88,587	1,434
	Meta Financial Group Inc.		15,631	1,338
	OceanFirst Financial Corp.		48,329	1,281
	Northfield Bancorp Inc.		77,635	1,278
*	PHH Corp.		94,849	1,276
	TrustCo Bank Corp. NY		170,952	1,256
*	HomeStreet Inc.		44,692	1,198
*	Flagstar Bancorp Inc.		39,841	1,151
	Oritani Financial Corp.		68,013	1,126
	Dime Community Bancshares Inc.		56,234	1,068
	Federal Agricultural Mortgage Corp.		16,115	976
*	NMI Holdings Inc. Class A		93,441	972
	First Defiance Financial Corp.		17,780	926
*,^ Nationstar Mortgage Holdings Inc.			51,239	836
	Waterstone Financial Inc.		41,937	793
	Clifton Bancorp Inc.		37,646	612
*	PennyMac Financial Services Inc. Class A		33,036	532
*	Ocwen Financial Corp.		164,713	408
				82,557
Equity Real Estate Investment Trusts (REITs) (0.0%)
	Winthrop Realty Trust		23,515	188

Total Common Stocks (Cost $5,540,604)				6,063,179
		Coupon
Temporary Cash Investments (0.2%)
[1,2] Vanguard Market Liquidity Fund (Cost $13,185)		1.040%	131,829	13,186
Total Investments (100.2%) (Cost $5,553,789)				6,076,365
Other Assets and Liabilities-Net (-0.2%)2				(12,085)
Net Assets (100%)				6,064,280

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,491,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $14,065,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

Financials Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2017, based on the inputs used to value them:
	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,062,991	—	188
Temporary Cash Investments	13,186	—	—
Total	6,076,177	—	188

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at May 31, 2017.

Financials Index Fund

D. At May 31, 2017, the cost of investment securities for tax purposes was $5,553,789,000. Net unrealized appreciation of investment securities for tax purposes was $522,576,000, consisting of unrealized gains of $601,936,000 on securities that had risen in value since their purchase and $79,360,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Materials Index Fund

Schedule of Investments (unaudited)
As of May 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Chemicals (67.0%)
Dow Chemical Co.	3,382,191	209,561
EI du Pont de Nemours & Co.	2,411,994	190,355
Monsanto Co.	1,223,423	143,654
Praxair Inc.	796,108	105,317
Ecolab Inc.	732,396	97,291
Air Products & Chemicals Inc.	606,771	87,411
Sherwin-Williams Co.	234,133	77,678
LyondellBasell Industries NV Class A	954,587	76,863
PPG Industries Inc.	717,412	76,304
Albemarle Corp.	314,027	35,673
Celanese Corp. Class A	393,116	34,024
Eastman Chemical Co.	408,657	32,738
International Flavors & Fragrances Inc.	221,512	30,544
FMC Corp.	373,366	28,141
Mosaic Co.	928,194	21,005
Chemours Co.	512,827	20,508
RPM International Inc.	372,623	20,207
* Axalta Coating Systems Ltd.	603,822	18,900
^ CF Industries Holdings Inc.	650,248	17,492
WR Grace & Co.	190,522	13,659
Olin Corp.	461,415	13,538
Huntsman Corp.	565,516	13,516
Valvoline Inc.	570,530	12,763
NewMarket Corp.	26,445	12,306
Ashland Global Holdings Inc.	173,492	11,544
Scotts Miracle-Gro Co.	125,121	10,837
Sensient Technologies Corp.	123,658	9,929
Cabot Corp.	173,476	9,061
PolyOne Corp.	229,180	8,558
Trinseo SA	123,548	7,963
* Platform Specialty Products Corp.	620,719	7,747
HB Fuller Co.	140,077	7,109
Minerals Technologies Inc.	97,656	7,026
Balchem Corp.	88,459	6,963
* Ingevity Corp.	117,432	6,937
Westlake Chemical Corp.	107,887	6,631
* GCP Applied Technologies Inc.	198,119	5,963
Quaker Chemical Corp.	37,000	5,157
Stepan Co.	56,291	4,763
Innospec Inc.	67,561	4,324
* Ferro Corp.	220,900	3,702
* Kraton Corp.	87,092	2,813
Tronox Ltd. Class A	183,577	2,790
* AdvanSix Inc.	85,053	2,447
A Schulman Inc.	82,920	2,430
Innophos Holdings Inc.	54,818	2,318
Chase Corp.	20,859	2,201
Rayonier Advanced Materials Inc.	122,200	2,125
* Koppers Holdings Inc.	58,219	2,099

	Calgon Carbon Corp.	142,626	2,004
*,^ Flotek Industries Inc.		143,148	1,414
	Hawkins Inc.	26,958	1,268
	American Vanguard Corp.	74,466	1,255
	Kronos Worldwide Inc.	65,437	1,200
	Tredegar Corp.	68,884	1,088
	FutureFuel Corp.	73,173	991
*	Intrepid Potash Inc.	295,746	633
*,^ LSB Industries Inc.		69,907	614
	Valspar Corp.	4,133	467
*	AgroFresh Solutions Inc.	63,249	445
			1,544,264
Construction Materials (4.8%)
	Vulcan Materials Co.	369,208	46,022
	Martin Marietta Materials Inc.	175,868	39,412
	Eagle Materials Inc.	134,998	12,730
*	Summit Materials Inc. Class A	295,750	7,944
*,^ US Concrete Inc.		42,007	2,777
	United States Lime & Minerals Inc.	6,249	490
*	Forterra Inc.	53,152	382
			109,757
Containers & Packaging (14.0%)
	International Paper Co.	1,089,873	57,632
	WestRock Co.	698,484	38,011
	Ball Corp.	926,500	37,894
	Packaging Corp. of America	262,779	26,845
	Sealed Air Corp.	539,671	23,972
*	Crown Holdings Inc.	389,280	22,477
	Avery Dennison Corp.	249,416	21,016
*	Berry Global Group Inc.	341,424	19,799
	AptarGroup Inc.	173,850	14,779
	Sonoco Products Co.	277,158	14,055
	Graphic Packaging Holding Co.	870,808	11,765
	Bemis Co. Inc.	257,944	11,515
*	Owens-Illinois Inc.	429,836	9,701
	Silgan Holdings Inc.	214,826	6,834
	Greif Inc. Class A	71,869	4,273
*	Multi Packaging Solutions International Ltd.	97,436	1,754
	Myers Industries Inc.	67,090	1,134
			323,456
Metals & Mining (12.5%)
	Nucor Corp.	888,420	51,617
	Newmont Mining Corp.	1,481,693	50,600
*	Freeport-McMoRan Inc.	3,828,362	43,988
	Steel Dynamics Inc.	676,190	22,984
*	Alcoa Corp.	514,540	16,949
	Reliance Steel & Aluminum Co.	203,155	14,820
	Royal Gold Inc.	182,170	14,650
^	United States Steel Corp.	481,085	10,031
	Hecla Mining Co.	1,103,150	6,332
^	Compass Minerals International Inc.	94,180	6,042
	Commercial Metals Co.	322,313	5,834
	Worthington Industries Inc.	134,298	5,636
*	AK Steel Holding Corp.	882,347	5,382
	Carpenter Technology Corp.	131,239	4,786
*	Coeur Mining Inc.	505,205	4,688

^	Allegheny Technologies Inc.		303,339	4,681
*,^ Cliffs Natural Resources Inc.			771,371	4,543
	Kaiser Aluminum Corp.		48,776	4,017
*	Century Aluminum Co.		147,397	2,125
	Materion Corp.		56,218	1,923
^	McEwen Mining Inc.		657,493	1,677
	Schnitzer Steel Industries Inc.		75,512	1,457
*	SunCoke Energy Inc.		161,313	1,410
*	TimkenSteel Corp.		106,029	1,389
	Haynes International Inc.		35,268	1,263
*	Ryerson Holding Corp.		46,758	390
				289,214
Paper & Forest Products (1.7%)
*	Louisiana-Pacific Corp.		401,150	8,938
	Domtar Corp.		174,560	6,351
	KapStone Paper and Packaging Corp.		242,873	5,132
	Neenah Paper Inc.		47,146	3,677
	Schweitzer-Mauduit International Inc.		86,005	3,206
*	Boise Cascade Co.		108,019	2,911
	PH Glatfelter Co.		122,695	2,249
*	Clearwater Paper Corp.		45,848	2,125
	Deltic Timber Corp.		30,897	2,097
	Mercer International Inc.		127,673	1,487
*	Resolute Forest Products Inc.		167,073	752
				38,925
Total Common Stocks (Cost $2,193,272)				2,305,616
		Coupon
Temporary Cash Investment (0.5%)
1,2 Vanguard Market Liquidity Fund (Cost $11,473)		1.040%	114,709	11,473
Total Investments (100.5%) (Cost $2,204,745)				2,317,089
Other Assets and Liabilities-Net (-0.5%)2				(11,955)
Net Assets (100%)				2,305,134

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,662,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $11,624,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Materials Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at May 31, 2017.

D. At May 31, 2017, the cost of investment securities for tax purposes was $2,204,745,000. Net unrealized appreciation of investment securities for tax purposes was $112,344,000, consisting of unrealized gains of $289,041,000 on securities that had risen in value since their purchase and $176,697,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Industrials Index Fund

Schedule of Investments (unaudited)
As of May 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Aerospace & Defense (20.4%)
	Boeing Co.	681,408	127,853
	United Technologies Corp.	896,555	108,734
	Lockheed Martin Corp.	305,988	86,022
	General Dynamics Corp.	301,359	61,251
	Raytheon Co.	342,729	56,211
	Northrop Grumman Corp.	194,248	50,353
	Rockwell Collins Inc.	190,112	20,732
	TransDigm Group Inc.	61,886	16,590
	L3 Technologies Inc.	91,111	15,360
	Textron Inc.	315,593	15,085
	Arconic Inc.	462,194	12,696
	Huntington Ingalls Industries Inc.	54,088	10,591
	Spirit AeroSystems Holdings Inc. Class A	142,037	7,740
	Orbital ATK Inc.	67,393	6,851
	Hexcel Corp.	107,093	5,508
*	Teledyne Technologies Inc.	38,670	5,085
	BWX Technologies Inc.	104,029	5,056
	Curtiss-Wright Corp.	49,158	4,426
	HEICO Corp. Class A	55,747	3,492
*	Esterline Technologies Corp.	31,290	3,049
*	KLX Inc.	61,471	2,974
*	Moog Inc. Class A	37,605	2,634
	HEICO Corp.	31,587	2,344
*	DigitalGlobe Inc.	72,344	2,253
*	Mercury Systems Inc.	55,075	2,190
	Triumph Group Inc.	58,055	1,893
*	Aerojet Rocketdyne Holdings Inc.	69,681	1,526
*,^ Axon Enterprise Inc.		61,337	1,473
	Cubic Corp.	30,154	1,398
	AAR Corp.	38,062	1,330
*	Kratos Defense & Security Solutions Inc.	83,429	903
*	Aerovironment Inc.	24,934	774
*	Astronics Corp.	20,388	624
*	Engility Holdings Inc.	23,589	621
*	Wesco Aircraft Holdings Inc.	64,104	619
	National Presto Industries Inc.	5,746	612
*	KeyW Holding Corp.	50,888	469
*	Astronics Corp. Class B	5,016	154
			647,476
Air Freight & Logistics (5.7%)
	United Parcel Service Inc. Class B	807,152	85,534
	FedEx Corp.	296,503	57,474
	Expeditors International of Washington Inc.	210,309	11,226
	CH Robinson Worldwide Inc.	165,136	11,066
*	XPO Logistics Inc.	129,307	6,802
	Forward Air Corp.	35,744	1,863
*	Air Transport Services Group Inc.	59,297	1,414
*	Atlas Air Worldwide Holdings Inc.	29,026	1,414

* Hub Group Inc. Class A	38,536	1,382
* Echo Global Logistics Inc.	30,202	563
Park-Ohio Holdings Corp.	9,219	342
		179,080
Airlines (5.6%)
Southwest Airlines Co.	720,524	43,296
Delta Air Lines Inc.	855,803	42,045
* United Continental Holdings Inc.	368,453	29,355
American Airlines Group Inc.	590,413	28,582
Alaska Air Group Inc.	144,593	12,587
* JetBlue Airways Corp.	394,702	8,849
* Spirit Airlines Inc.	80,825	4,292
* Hawaiian Holdings Inc.	62,591	3,136
Allegiant Travel Co. Class A	15,416	2,112
SkyWest Inc.	60,544	2,077
		176,331
Building Products (4.3%)
Johnson Controls International plc	1,099,321	45,908
Masco Corp.	375,125	13,973
Fortune Brands Home & Security Inc.	179,994	11,358
AO Smith Corp.	172,195	9,448
Allegion plc	111,905	8,799
Owens Corning	132,329	8,257
Lennox International Inc.	45,263	8,016
* USG Corp.	110,571	3,145
* Masonite International Corp.	34,870	2,568
* Trex Co. Inc.	34,448	2,214
Universal Forest Products Inc.	23,769	2,090
* Armstrong World Industries Inc.	47,288	1,970
Simpson Manufacturing Co. Inc.	47,214	1,897
Apogee Enterprises Inc.	33,569	1,789
AAON Inc.	49,367	1,786
* Builders FirstSource Inc.	117,705	1,608
* American Woodmark Corp.	17,007	1,578
* Patrick Industries Inc.	18,417	1,219
* Continental Building Products Inc.	46,678	1,139
* Gibraltar Industries Inc.	35,030	1,090
Advanced Drainage Systems Inc.	45,179	865
* NCI Building Systems Inc.	49,797	829
Griffon Corp.	34,248	743
Quanex Building Products Corp.	35,980	741
Insteel Industries Inc.	21,134	671
* PGT Innovations Inc.	57,490	658
* CSW Industrials Inc.	18,132	640
* Ply Gem Holdings Inc.	27,638	452
* Armstrong Flooring Inc.	22,143	409
		135,860
Commercial Services & Supplies (5.6%)
Waste Management Inc.	514,934	37,544
Waste Connections Inc.	205,445	19,548
Republic Services Inc. Class A	277,885	17,676
Cintas Corp.	104,560	13,162
* Stericycle Inc.	99,316	8,121
* Copart Inc.	241,122	7,521
KAR Auction Services Inc.	161,051	7,017
Rollins Inc.	114,599	4,936

Healthcare Services Group Inc.	84,836	4,061
Deluxe Corp.	56,839	3,874
* Clean Harbors Inc.	63,536	3,711
Brink's Co.	52,238	3,296
Pitney Bowes Inc.	216,651	3,222
MSA Safety Inc.	39,621	3,213
Tetra Tech Inc.	66,695	3,065
ABM Industries Inc.	65,044	2,799
UniFirst Corp.	17,938	2,542
Matthews International Corp. Class A	37,702	2,403
HNI Corp.	51,910	2,233
Herman Miller Inc.	69,716	2,200
^ Covanta Holding Corp.	137,059	2,022
Brady Corp. Class A	55,240	1,983
Steelcase Inc. Class A	100,847	1,689
Interface Inc. Class A	76,074	1,563
Multi-Color Corp.	16,869	1,449
Mobile Mini Inc.	51,525	1,443
* ACCO Brands Corp.	124,261	1,410
US Ecology Inc.	25,370	1,269
West Corp.	53,286	1,235
Knoll Inc.	56,872	1,223
Viad Corp.	23,936	1,057
RR Donnelley & Sons Co.	81,238	968
McGrath RentCorp	26,728	887
* Advanced Disposal Services Inc.	36,108	842
* Team Inc.	31,782	815
LSC Communications Inc.	38,088	810
Quad/Graphics Inc.	34,068	759
Kimball International Inc. Class B	43,273	743
* SP Plus Corp.	23,608	696
Essendant Inc.	42,913	691
* Casella Waste Systems Inc. Class A	45,058	632
* InnerWorkings Inc.	57,822	627
Ennis Inc.	29,785	478
CECO Environmental Corp.	33,522	315
* Civeo Corp.	139,108	259
		178,009
Construction & Engineering (1.7%)
Jacobs Engineering Group Inc.	141,309	7,407
Fluor Corp.	162,546	7,292
* AECOM	181,891	5,841
* Quanta Services Inc.	175,978	5,395
EMCOR Group Inc.	69,867	4,403
Valmont Industries Inc.	26,203	3,836
* MasTec Inc.	76,889	3,260
* Dycom Industries Inc.	36,644	3,085
KBR Inc.	166,245	2,266
^ Chicago Bridge & Iron Co. NV	116,235	2,199
Granite Construction Inc.	46,258	2,168
Comfort Systems USA Inc.	43,236	1,489
* Tutor Perini Corp.	45,692	1,186
Primoris Services Corp.	48,548	1,126
Argan Inc.	17,029	1,006
* Aegion Corp. Class A	40,000	792
* MYR Group Inc.	18,784	552

*	NV5 Global Inc.	9,437	346
			53,649
Electrical Equipment (5.3%)
	Emerson Electric Co.	755,434	44,661
	Eaton Corp. plc	527,199	40,795
	Rockwell Automation Inc.	150,604	23,904
	AMETEK Inc.	268,735	16,398
	Acuity Brands Inc.	51,495	8,389
*	Sensata Technologies Holding NV	199,466	8,064
	Hubbell Inc. Class B	61,483	7,127
	Regal Beloit Corp.	52,157	4,131
	EnerSys	50,553	3,744
*	Generac Holdings Inc.	74,300	2,575
	AZZ Inc.	30,491	1,654
	General Cable Corp.	58,186	963
	Encore Wire Corp.	23,197	959
*	Atkore International Group Inc.	36,385	759
*	Thermon Group Holdings Inc.	37,297	691
*	Babcock & Wilcox Enterprises Inc.	57,015	607
*	Sunrun Inc.	79,027	398
*,^ Plug Power Inc.		209,051	389
	Powell Industries Inc.	10,723	353
*	Vicor Corp.	20,124	341
*	TPI Composites Inc.	7,902	134
			167,036
Industrial Conglomerates (18.0%)
	General Electric Co.	10,217,563	279,757
	3M Co.	698,207	142,762
	Honeywell International Inc.	846,861	112,624
	Roper Technologies Inc.	119,305	27,106
	Carlisle Cos. Inc.	75,277	7,628
	Raven Industries Inc.	41,903	1,419
			571,296
Machinery (17.8%)
	Caterpillar Inc.	686,832	72,413
	Illinois Tool Works Inc.	365,260	51,582
	Deere & Co.	316,830	38,799
	Cummins Inc.	187,081	29,503
	Ingersoll-Rand plc	303,911	27,230
	PACCAR Inc.	410,935	25,872
	Stanley Black & Decker Inc.	178,691	24,595
	Parker-Hannifin Corp.	156,101	24,581
	Fortive Corp.	364,687	22,775
	Dover Corp.	182,108	15,033
	Pentair plc	201,535	13,346
	Snap-on Inc.	67,680	10,941
	Xylem Inc.	209,349	10,915
	IDEX Corp.	88,961	9,650
	Toro Co.	125,988	8,629
*	Middleby Corp.	67,081	8,611
^	Wabtec Corp.	100,665	8,229
*	WABCO Holdings Inc.	60,989	7,430
	Flowserve Corp.	152,501	7,396
	Graco Inc.	65,585	7,206
	Donaldson Co. Inc.	147,330	7,066
	Nordson Corp.	60,653	7,028

Allison Transmission Holdings Inc.	171,390	6,636
Lincoln Electric Holdings Inc.	69,375	6,201
Oshkosh Corp.	86,970	5,490
AGCO Corp.	74,863	4,793
Woodward Inc.	64,683	4,406
* Colfax Corp.	107,617	4,365
Crane Co.	54,768	4,249
Trinity Industries Inc.	160,402	4,093
Terex Corp.	123,710	4,055
ITT Inc.	102,920	3,912
Timken Co.	81,568	3,764
Kennametal Inc.	93,464	3,596
Barnes Group Inc.	59,757	3,382
John Bean Technologies Corp.	36,313	3,134
* Welbilt Inc.	153,012	2,959
* RBC Bearings Inc.	27,850	2,822
* Rexnord Corp.	120,351	2,744
Hillenbrand Inc.	73,609	2,628
Mueller Water Products Inc. Class A	189,426	2,118
Watts Water Technologies Inc. Class A	30,944	1,922
* Proto Labs Inc.	29,218	1,870
* SPX FLOW Inc.	48,869	1,824
Mueller Industries Inc.	63,756	1,803
Actuant Corp. Class A	68,602	1,780
Franklin Electric Co. Inc.	45,835	1,751
ESCO Technologies Inc.	30,179	1,738
EnPro Industries Inc.	24,830	1,659
Albany International Corp.	33,811	1,633
* Meritor Inc.	96,535	1,503
Altra Industrial Motion Corp.	34,167	1,476
Greenbrier Cos. Inc.	32,978	1,459
Tennant Co.	20,648	1,445
Wabash National Corp.	70,218	1,404
* Harsco Corp.	93,998	1,401
* Navistar International Corp.	52,532	1,359
Standex International Corp.	14,898	1,310
Astec Industries Inc.	22,940	1,284
Sun Hydraulics Corp.	28,390	1,215
Briggs & Stratton Corp.	50,076	1,191
* SPX Corp.	48,853	1,177
* Chart Industries Inc.	34,140	1,173
* TriMas Corp.	53,044	1,156
Federal Signal Corp.	70,289	1,102
Lindsay Corp.	12,469	1,065
CIRCOR International Inc.	16,427	1,059
* Lydall Inc.	20,101	1,014
Alamo Group Inc.	11,528	981
* Milacron Holdings Corp.	56,239	978
Kadant Inc.	12,570	966
* Manitowoc Co. Inc.	153,546	869
NN Inc.	29,870	854
Douglas Dynamics Inc.	26,028	793
Global Brass & Copper Holdings Inc.	25,129	761
Hyster-Yale Materials Handling Inc.	10,089	753
Columbus McKinnon Corp.	22,221	621
Gorman-Rupp Co.	22,910	551
Titan International Inc.	52,892	548

^ American Railcar Industries Inc.	9,923	352
* Energy Recovery Inc.	39,333	299
* Blue Bird Corp.	8,778	160
		562,436
Marine (0.2%)
* Kirby Corp.	62,981	4,172
Matson Inc.	50,093	1,466
		5,638
Professional Services (3.9%)
* IHS Markit Ltd.	432,980	19,852
Equifax Inc.	140,361	19,201
Nielsen Holdings plc	417,430	16,063
* Verisk Analytics Inc. Class A	185,061	14,970
ManpowerGroup Inc.	79,215	8,070
Robert Half International Inc.	150,217	6,984
* TransUnion	146,915	6,422
Dun & Bradstreet Corp.	42,883	4,490
* On Assignment Inc.	58,496	3,065
* WageWorks Inc.	42,704	3,021
* Advisory Board Co.	46,736	2,416
Korn/Ferry International	63,885	2,051
Exponent Inc.	30,069	1,783
* FTI Consulting Inc.	49,457	1,708
Insperity Inc.	22,135	1,670
* TriNet Group Inc.	48,048	1,486
* TrueBlue Inc.	49,483	1,329
* Navigant Consulting Inc.	55,588	1,083
* ICF International Inc.	22,271	1,048
* Huron Consulting Group Inc.	25,143	1,045
* CBIZ Inc.	59,108	892
Kelly Services Inc. Class A	36,418	846
* RPX Corp.	51,805	686
Kforce Inc.	28,883	520
Heidrick & Struggles International Inc.	20,809	448
* Mistras Group Inc.	20,545	430
Resources Connection Inc.	32,690	410
* GP Strategies Corp.	15,279	375
* Acacia Research Corp.	56,624	224
		122,588
Road & Rail (8.3%)
Union Pacific Corp.	953,032	105,119
CSX Corp.	1,084,958	58,772
Norfolk Southern Corp.	340,266	42,203
Kansas City Southern	124,890	11,890
JB Hunt Transport Services Inc.	104,284	8,904
Old Dominion Freight Line Inc.	77,261	6,901
* Genesee & Wyoming Inc. Class A	71,612	4,691
Ryder System Inc.	62,311	4,139
Landstar System Inc.	48,850	4,081
AMERCO	8,003	2,955
Knight Transportation Inc.	79,669	2,657
* Swift Transportation Co.	92,699	2,220
* Avis Budget Group Inc.	92,105	2,108
Werner Enterprises Inc.	55,110	1,502
* Saia Inc.	29,253	1,351
Heartland Express Inc.	53,756	1,046

	Marten Transport Ltd.		28,462	704
*	Hertz Global Holdings Inc.		57,426	586
	ArcBest Corp.		28,396	534
*	YRC Worldwide Inc.		38,906	358
*	Roadrunner Transportation Systems Inc.		37,506	238
	Celadon Group Inc.		32,889	66
				263,025
Trading Companies & Distributors (2.9%)
	Fastenal Co.		338,753	14,624
	WW Grainger Inc.		65,422	11,271
*	United Rentals Inc.		98,419	10,701
*	HD Supply Holdings Inc.		236,245	9,533
	Watsco Inc.		35,498	5,010
	MSC Industrial Direct Co. Inc. Class A		52,006	4,365
	Air Lease Corp. Class A		114,252	4,218
*	Univar Inc.		122,356	3,722
*	WESCO International Inc.		56,764	3,471
*	Beacon Roofing Supply Inc.		70,356	3,393
	Applied Industrial Technologies Inc.		45,659	2,820
	GATX Corp.		44,067	2,621
*	SiteOne Landscape Supply Inc.		39,094	2,079
*	NOW Inc.		125,775	2,077
*	MRC Global Inc.		110,703	1,998
	Triton International Ltd.		52,262	1,464
	Aircastle Ltd.		64,398	1,406
*	BMC Stock Holdings Inc.		70,415	1,373
	Kaman Corp.		26,984	1,304
*	Rush Enterprises Inc. Class A		34,840	1,249
*	Herc Holdings Inc.		24,868	941
*	GMS Inc.		26,371	861
	H&E Equipment Services Inc.		37,725	750
*	DXP Enterprises Inc.		18,988	680
*	Veritiv Corp.		13,621	602
*	Nexeo Solutions Inc.		30,088	265
*	Rush Enterprises Inc. Class B		6,133	202
				93,000
Transportation Infrastructure (0.2%)
	Macquarie Infrastructure Corp.		91,368	7,118

Independent Power and Renewable Electricity Producers (0.0%)
*	Vivint Solar Inc.		32,241	103

Total Common Stocks (Cost $2,732,514)				3,162,645
		Coupon
Temporary Cash Investment (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $3,413)		1.040%	34,122	3,413
Total Investments (100.0%) (Cost $2,735,927)				3,166,058
Other Assets and Liabilities-Net (0.0%)2				(1,075)
Net Assets (100%)				3,164,983

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,264,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $3,411,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at May 31, 2017.

D. At May 31, 2017, the cost of investment securities for tax purposes was $2,736,017,000. Net unrealized appreciation of investment securities for tax purposes was $430,041,000, consisting of unrealized gains of $528,165,000 on securities that had risen in value since their purchase and $98,124,000 in unrealized losses on securities that had fallen in value since their purchase.

Industrials Index Fund

Vanguard Information Technology Index Fund

Schedule of Investments (unaudited)

As of May 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Communications Equipment (5.0%)
	Cisco Systems Inc.	12,627,216	398,136
	Harris Corp.	314,577	35,283
	Motorola Solutions Inc.	415,296	34,706
	Juniper Networks Inc.	962,840	28,240
*	Palo Alto Networks Inc.	231,671	27,474
*	F5 Networks Inc.	163,355	20,931
*	CommScope Holding Co. Inc.	488,695	18,077
*	Arista Networks Inc.	116,392	17,154
	Brocade Communications Systems Inc.	1,021,760	12,905
*	ARRIS International plc	460,072	12,900
*	ViaSat Inc.	138,020	9,006
*	Lumentum Holdings Inc.	153,577	8,762
*	Ciena Corp.	356,191	8,363
*	NetScout Systems Inc.	219,899	8,048
	InterDigital Inc.	87,488	7,087
*	EchoStar Corp. Class A	116,820	6,898
*	Finisar Corp.	277,840	6,852
*	Viavi Solutions Inc.	580,291	6,517
	Plantronics Inc.	83,787	4,434
*,^ Oclaro Inc.		417,375	3,706
*	Infinera Corp.	363,826	3,536
*	NETGEAR Inc.	83,132	3,487
*,^ Ubiquiti Networks Inc.		72,366	3,413
*	Applied Optoelectronics Inc.	41,037	2,865
*	Extreme Networks Inc.	271,696	2,616
	ADTRAN Inc.	121,689	2,343
*	Acacia Communications Inc.	43,566	2,049
*	CalAmp Corp.	93,546	1,768
*	Mitel Networks Corp.	229,970	1,631
*	ShoreTel Inc.	177,595	1,030
*	Harmonic Inc.	202,033	1,020
	Comtech Telecommunications Corp.	62,681	905
*	Sonus Networks Inc.	124,448	840
*	Calix Inc.	115,448	756
*	Quantenna Communications Inc.	20,770	397
			704,135
Electronic Equipment, Instruments & Components (4.0%)
	TE Connectivity Ltd.	895,854	70,638
	Corning Inc.	2,340,385	68,105
	Amphenol Corp. Class A	775,736	57,870
	CDW Corp.	404,599	24,349
*	Flex Ltd.	1,349,585	23,294
*	Trimble Inc.	636,134	22,926
	Cognex Corp.	218,450	19,990
*	Keysight Technologies Inc.	467,560	18,067
*	Arrow Electronics Inc.	224,185	16,946
*	Coherent Inc.	62,200	15,435
*	Zebra Technologies Corp.	133,896	13,971

*	IPG Photonics Corp.	94,274	13,108
	FLIR Systems Inc.	345,422	13,088
	Jabil Circuit Inc.	413,508	12,372
	Universal Display Corp.	107,337	12,172
	Avnet Inc.	323,894	11,880
	National Instruments Corp.	295,055	11,256
	Littelfuse Inc.	57,404	9,297
*	Tech Data Corp.	95,853	9,295
	SYNNEX Corp.	75,282	8,376
	Belden Inc.	106,055	7,530
	Dolby Laboratories Inc. Class A	145,936	7,354
*	Sanmina Corp.	185,971	6,807
*	Itron Inc.	86,820	5,873
*	Anixter International Inc.	74,902	5,655
	Vishay Intertechnology Inc.	339,048	5,543
*	VeriFone Systems Inc.	279,215	5,107
*	Rogers Corp.	45,137	4,794
*	Plexus Corp.	84,573	4,396
*	II-VI Inc.	140,932	4,228
*	Benchmark Electronics Inc.	123,612	3,993
*	Knowles Corp.	224,256	3,841
*	Insight Enterprises Inc.	89,747	3,728
*	OSI Systems Inc.	45,616	3,612
	Methode Electronics Inc.	88,648	3,559
*	TTM Technologies Inc.	215,151	3,494
*	Fabrinet	93,126	3,281
	Badger Meter Inc.	74,451	2,918
*	ePlus Inc.	35,754	2,816
*	Novanta Inc.	82,228	2,796
*	ScanSource Inc.	63,583	2,416
	MTS Systems Corp.	42,868	2,223
	AVX Corp.	129,216	2,115
*	Fitbit Inc. Class A	363,878	1,903
	CTS Corp.	79,959	1,683
*	FARO Technologies Inc.	42,708	1,484
*	Kimball Electronics Inc.	71,828	1,250
	Mesa Laboratories Inc.	7,783	1,217
	Daktronics Inc.	93,739	931
	Park Electrochemical Corp.	50,200	848
	PC Connection Inc.	31,001	809
			560,639
Internet Software & Services (20.6%)
*	Facebook Inc. Class A	5,938,343	899,421
*	Alphabet Inc. Class C	787,299	759,633
*	Alphabet Inc. Class A	749,157	739,485
*	Yahoo! Inc.	2,245,215	112,979
*	eBay Inc.	2,604,153	89,322
	MercadoLibre Inc.	105,763	29,097
*	Twitter Inc.	1,557,536	28,534
*	CoStar Group Inc.	82,461	21,569
*,^ VeriSign Inc.		232,206	20,936
*	Akamai Technologies Inc.	437,999	20,652
*	IAC/InterActiveCorp	181,405	19,291
	LogMeIn Inc.	132,893	14,751
*	Zillow Group Inc.	261,613	11,385
	j2 Global Inc.	121,179	10,254
*	GrubHub Inc.	204,909	8,907

*	GoDaddy Inc. Class A	214,046	8,806
*	Stamps.com Inc.	40,819	5,629
*	Zillow Group Inc. Class A	123,576	5,424
*,^ Cimpress NV		59,882	5,290
*	Pandora Media Inc.	593,189	5,279
*	WebMD Health Corp.	93,842	5,253
*	Yelp Inc. Class A	187,953	5,248
*	2U Inc.	113,109	4,835
*	Cornerstone OnDemand Inc.	128,509	4,801
*	Envestnet Inc.	108,584	3,893
*	Trade Desk Inc. Class A	64,590	3,552
*	New Relic Inc.	79,867	3,488
	NIC Inc.	159,803	3,236
*	TrueCar Inc.	172,782	3,038
*	Q2 Holdings Inc.	76,494	3,029
*	Box Inc.	150,215	2,809
*	SPS Commerce Inc.	42,791	2,489
*	GTT Communications Inc.	76,633	2,471
*	Five9 Inc.	106,839	2,401
*	Web.com Group Inc.	101,408	2,307
*	Shutterstock Inc.	48,992	2,281
*	Match Group Inc.	113,004	2,201
*	Blucora Inc.	99,667	2,043
*	MINDBODY Inc. Class A	72,411	2,031
*,^ Quotient Technology Inc.		177,617	1,954
*,^ Gogo Inc.		141,026	1,824
*	Nutanix Inc.	86,790	1,619
*,^ Twilio Inc. Class A		56,330	1,369
*	Hortonworks Inc.	107,830	1,333
*	Alarm.com Holdings Inc.	40,595	1,321
*	Bankrate Inc.	125,034	1,307
*	Actua Corp.	89,624	1,255
*	CommerceHub Inc.	71,994	1,237
*,^ Benefitfocus Inc.		38,748	1,232
*	Endurance International Group Holdings Inc.	161,302	1,218
*	LivePerson Inc.	124,264	1,187
*	Angie's List Inc.	96,750	1,165
*	Tucows Inc. Class A	19,760	1,138
*	Coupa Software Inc.	31,708	1,085
*	XO Group Inc.	63,628	1,051
*	Instructure Inc.	33,294	889
*	Bazaarvoice Inc.	177,209	806
*	Meet Group Inc.	151,335	701
*	CommerceHub Inc. Class A	35,581	606
*	Appfolio Inc.	11,863	340
*	Internap Corp.	100,811	339
*	DHI Group Inc.	112,735	321
*	Apptio Inc. Class A	16,465	272
*	Rocket Fuel Inc.	285	1
			2,903,620
IT Services (16.9%)
	Visa Inc. Class A	4,684,990	446,152
	International Business Machines Corp.	2,277,674	347,641
	Mastercard Inc. Class A	2,402,340	295,199
	Accenture plc Class A	1,569,931	195,409
*	PayPal Holdings Inc.	2,892,067	150,995
	Automatic Data Processing Inc.	1,131,854	115,868

Cognizant Technology Solutions Corp. Class A	1,529,716	102,353
Fidelity National Information Services Inc.	828,854	71,174
* Fiserv Inc.	540,969	67,773
* DXC Technology Co.	716,865	55,571
Paychex Inc.	814,303	48,231
Global Payments Inc.	383,855	35,165
* FleetCor Technologies Inc.	231,566	33,413
Alliance Data Systems Corp.	126,926	30,606
* Gartner Inc.	228,426	27,320
* Vantiv Inc. Class A	407,249	25,543
Total System Services Inc.	416,041	24,775
Western Union Co.	1,212,556	23,063
Broadridge Financial Solutions Inc.	298,205	22,631
Jack Henry & Associates Inc.	195,694	20,785
Leidos Holdings Inc.	360,415	20,025
* First Data Corp. Class A	890,813	15,260
Booz Allen Hamilton Holding Corp. Class A	378,597	14,932
CSRA Inc.	411,184	12,401
Sabre Corp.	524,074	11,755
* Square Inc.	498,604	11,463
* Euronet Worldwide Inc.	124,994	10,903
* EPAM Systems Inc.	122,458	10,272
MAXIMUS Inc.	164,652	10,221
* WEX Inc.	96,939	9,903
DST Systems Inc.	80,694	9,749
* CoreLogic Inc.	212,783	9,213
* Teradata Corp.	330,324	9,005
Science Applications International Corp.	110,629	8,407
* CACI International Inc. Class A	62,196	7,656
* Conduent Inc.	434,053	7,123
Convergys Corp.	239,995	5,834
* Blackhawk Network Holdings Inc.	133,562	5,790
* Acxiom Corp.	195,300	5,117
* NeuStar Inc. Class A	138,521	4,592
* ExlService Holdings Inc.	84,832	4,443
Travelport Worldwide Ltd.	312,017	4,212
* Cardtronics plc Class A	114,216	3,912
* Sykes Enterprises Inc.	98,633	3,287
CSG Systems International Inc.	81,395	3,247
* Black Knight Financial Services Inc. Class A	79,397	3,164
EVERTEC Inc.	156,543	2,583
ManTech International Corp. Class A	63,746	2,441
* Virtusa Corp.	71,526	2,076
TeleTech Holdings Inc.	42,025	1,788
Cass Information Systems Inc.	28,023	1,716
* Perficient Inc.	93,453	1,614
Syntel Inc.	85,515	1,495
* MoneyGram International Inc.	81,552	1,421
* Unisys Corp.	119,738	1,413
* Net 1 UEPS Technologies Inc.	141,351	1,312
* Everi Holdings Inc.	166,241	1,112
Forrester Research Inc.	24,013	946
Hackett Group Inc.	62,314	913
		2,382,383
Semiconductors & Semiconductor Equipment (15.3%)
Intel Corp.	11,921,588	430,488
Broadcom Ltd.	1,011,211	242,165

	QUALCOMM Inc.	3,724,217	213,286
	Texas Instruments Inc.	2,520,538	207,919
	NVIDIA Corp.	1,359,027	196,176
	Applied Materials Inc.	2,722,672	124,916
*	Micron Technology Inc.	2,641,503	81,279
	Analog Devices Inc.	917,672	78,700
	Lam Research Corp.	410,599	63,713
	Skyworks Solutions Inc.	466,271	49,625
	Microchip Technology Inc.	545,618	45,450
	Xilinx Inc.	627,696	41,874
	KLA-Tencor Corp.	395,137	41,094
	Maxim Integrated Products Inc.	712,784	34,071
*	Qorvo Inc.	318,789	24,850
*,^ Advanced Micro Devices Inc.		2,082,671	23,305
	Teradyne Inc.	504,700	17,942
	Marvell Technology Group Ltd.	1,024,710	17,666
*	ON Semiconductor Corp.	1,056,782	16,359
*	Microsemi Corp.	290,456	14,264
*	Cavium Inc.	170,065	12,410
	Cypress Semiconductor Corp.	820,240	11,475
	MKS Instruments Inc.	136,227	11,137
*	Cirrus Logic Inc.	162,071	10,689
	Monolithic Power Systems Inc.	98,323	9,655
*	Entegris Inc.	360,061	8,893
*	Integrated Device Technology Inc.	337,756	8,640
	Versum Materials Inc.	274,198	8,511
*	Silicon Laboratories Inc.	105,683	7,905
*	Advanced Energy Industries Inc.	100,002	7,693
*	First Solar Inc.	196,128	7,553
*	MACOM Technology Solutions Holdings Inc.	105,026	6,403
*	Semtech Corp.	165,040	6,304
*	Cree Inc.	245,614	5,857
*,^ Mellanox Technologies Ltd.		110,320	5,240
	Power Integrations Inc.	73,279	4,906
*	Synaptics Inc.	87,769	4,876
*,^ Ambarella Inc.		83,076	4,863
	Brooks Automation Inc.	174,233	4,800
	Cabot Microelectronics Corp.	61,985	4,679
*	MaxLinear Inc.	145,505	4,532
*	Kulicke & Soffa Industries Inc.	179,269	3,971
*	Veeco Instruments Inc.	122,913	3,866
	Xperi Corp.	123,535	3,786
*	Inphi Corp.	93,319	3,703
*	Rambus Inc.	277,839	3,290
*	Amkor Technology Inc.	272,915	3,095
*	FormFactor Inc.	171,717	2,524
*	Diodes Inc.	97,451	2,496
*	CEVA Inc.	53,634	2,266
*	Lattice Semiconductor Corp.	304,739	2,118
*	Impinj Inc.	41,321	1,804
*	Rudolph Technologies Inc.	74,099	1,771
*	Photronics Inc.	175,373	1,762
*	Nanometrics Inc.	61,183	1,701
*	Xcerra Corp.	138,373	1,344
*	SolarEdge Technologies Inc.	67,631	1,258
*,^ SunPower Corp. Class A		156,716	1,233
*	PDF Solutions Inc.	67,293	1,093

	IXYS Corp.	64,557	952
*	Alpha & Omega Semiconductor Ltd.	48,665	906
*	NeoPhotonics Corp.	77,754	701
*	Ichor Holdings Ltd.	18,635	438
			2,168,241
Software (21.5%)
	Microsoft Corp.	18,510,870	1,292,799
	Oracle Corp.	7,757,963	352,134
*	Adobe Systems Inc.	1,245,822	176,732
*	salesforce.com Inc.	1,668,801	149,591
	Activision Blizzard Inc.	1,779,210	104,226
*	Electronic Arts Inc.	777,266	88,088
	Intuit Inc.	612,621	86,159
*	Autodesk Inc.	505,551	56,505
	Symantec Corp.	1,560,349	47,294
*	ServiceNow Inc.	418,547	43,801
*	Red Hat Inc.	449,493	40,261
*	Dell Technologies Inc. Class V	544,921	37,812
*	Citrix Systems Inc.	394,650	32,574
*	Workday Inc. Class A	315,194	31,513
*	Synopsys Inc.	379,445	28,409
*	ANSYS Inc.	215,242	27,192
	CA Inc.	792,583	25,180
*	Cadence Design Systems Inc.	702,907	24,700
*	Splunk Inc.	340,495	20,852
	CDK Global Inc.	329,106	20,227
*	Take-Two Interactive Software Inc.	255,564	19,612
*,^ VMware Inc. Class A		178,025	17,295
*	PTC Inc.	292,901	16,865
	SS&C Technologies Holdings Inc.	437,116	16,427
*	Ultimate Software Group Inc.	71,060	15,686
*	Tyler Technologies Inc.	88,280	15,085
*	Fortinet Inc.	372,828	14,667
*	Nuance Communications Inc.	735,012	13,605
*	Guidewire Software Inc.	186,433	12,383
*	Aspen Technology Inc.	191,754	11,728
*,^ Snap Inc.		511,969	10,859
	Fair Isaac Corp.	78,630	10,431
	Blackbaud Inc.	120,003	9,928
*	Proofpoint Inc.	109,145	9,387
*	Tableau Software Inc. Class A	151,171	9,374
*	Ellie Mae Inc.	85,519	9,370
*	Manhattan Associates Inc.	177,466	8,313
*	Paycom Software Inc.	119,998	7,853
*	Zynga Inc. Class A	1,984,602	6,986
*	ACI Worldwide Inc.	296,094	6,769
*	Verint Systems Inc.	159,561	6,558
*	Zendesk Inc.	244,501	6,352
*	CommVault Systems Inc.	108,238	6,075
*	FireEye Inc.	402,774	6,038
	Pegasystems Inc.	96,278	5,627
	TiVo Corp.	301,600	5,369
*	HubSpot Inc.	72,551	5,231
*	RealPage Inc.	141,812	4,907
*	RingCentral Inc. Class A	139,424	4,754
*	MicroStrategy Inc. Class A	23,756	4,332
*	Callidus Software Inc.	160,729	3,841

*	Imperva Inc.		71,504	3,532
*	Paylocity Holding Corp.		71,341	3,342
*	Qualys Inc.		78,006	3,276
	Progress Software Corp.		110,287	3,220
*	Gigamon Inc.		83,282	3,177
*	8x8 Inc.		228,059	3,113
*	BroadSoft Inc.		75,751	3,030
^	Ebix Inc.		53,078	2,938
*	Bottomline Technologies de Inc.		101,921	2,549
	Monotype Imaging Holdings Inc.		104,704	2,047
*	Barracuda Networks Inc.		93,047	2,040
*	PROS Holdings Inc.		65,181	1,947
*	Synchronoss Technologies Inc.		110,238	1,409
*	Varonis Systems Inc.		37,224	1,353
*	Blackline Inc.		32,203	1,087
*	VASCO Data Security International Inc.		76,996	1,055
*	Workiva Inc.		53,216	969
*	A10 Networks Inc.		118,275	966
*	Silver Spring Networks Inc.		93,712	954
	QAD Inc. Class A		27,284	888
*	Glu Mobile Inc.		285,354	725
*	Rapid7 Inc.		39,312	722
*	Jive Software Inc.		100,930	532
*	MobileIron Inc.		85,357	461
*	Rubicon Project Inc.		86,430	430
				3,033,518
Technology Hardware, Storage & Peripherals (16.7%)
	Apple Inc.		13,229,722	2,020,972
	HP Inc.		4,263,362	79,981
	Hewlett Packard Enterprise Co.		4,193,153	78,873
	Western Digital Corp.		726,336	65,414
	Seagate Technology plc		746,440	32,522
	NetApp Inc.		694,310	28,113
	Xerox Corp.		2,181,801	15,425
*	NCR Corp.		314,958	12,135
*	Electronics For Imaging Inc.		117,978	5,595
*,^ 3D Systems Corp.			269,706	5,516
	Diebold Nixdorf Inc.		171,013	4,523
*	Super Micro Computer Inc.		98,413	2,421
*	Pure Storage Inc. Class A		176,542	2,285
*	Cray Inc.		104,127	1,848
*	Eastman Kodak Co.		54,619	505
*	Avid Technology Inc.		79,298	413
^	CPI Card Group Inc.		52,928	103
				2,356,644
Total Common Stocks (Cost $9,832,578)				14,109,180
		Coupon
Temporary Cash Investment (0.2%)
1,2 Vanguard Market Liquidity Fund (Cost $36,038)		1.040%	360,361	36,043
Total Investments (100.2%) (Cost $9,868,616)				14,145,223
Other Assets and Liabilities-Net (-0.2%)2				(29,770)
Net Assets (100%)				14,115,453

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $33,600,000.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $34,973,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2017, the cost of investment securities for tax purposes was $9,868,616,000. Net unrealized appreciation of investment securities for tax purposes was $4,276,607,000, consisting of unrealized gains of $4,388,755,000 on securities that had risen in value since their purchase and $112,148,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Telecommunication Services Index Fund

Schedule of Investments (unaudited)
As of May 31, 2017

				Market
				Value
			Shares	($000)
Common Stocks (100.0%)
Diversified Telecommunication Services (84.8%)
Alternative Carriers (22.4%)
	Cogent Communications Holdings Inc.		666,457	26,258
^,*	Globalstar Inc.		14,215,514	28,147
^,*	Iridium Communications Inc.		2,783,181	27,554
*	Level 3 Communications Inc.		1,056,266	62,869
*,1	Lumos Networks Corp.		1,545,132	27,689
*	ORBCOMM Inc.		2,891,262	28,334
^,*,1 pdvWireless Inc.			991,913	23,707
*	Straight Path Communications Inc. Class B		116,479	20,838
*	Vonage Holdings Corp.		4,387,328	30,316
*	Zayo Group Holdings Inc.		1,168,755	37,587
				313,299
Integrated Telecommunication Services (62.4%)
	AT&T Inc.		8,174,277	314,955
	ATN International Inc.		315,975	20,677
	CenturyLink Inc.		2,427,839	60,575
	Cincinnati Bell Inc.		1,250,547	21,259
	Consolidated Communications Holdings Inc.		1,013,079	20,181
*,1	FairPoint Communications Inc.		1,390,917	20,029
^	Frontier Communications Corp.		15,703,519	20,572
*	General Communication Inc. Class A		782,007	28,926
	IDT Corp. Class B		1,248,113	21,168
	Verizon Communications Inc.		6,820,754	318,120
^	Windstream Holdings Inc.		6,594,524	28,027
				874,489
Wireless Telecommunication Services (15.2%)
^,*,1 NII Holdings Inc.			11,554,955	6,563
	Shenandoah Telecommunications Co.		907,720	27,822
1	Spok Holdings Inc.		1,277,539	22,229
^,*	Sprint Corp.		5,113,117	43,410
*	T-Mobile US Inc.		939,301	63,328
	Telephone & Data Systems Inc.		989,332	28,226
*	United States Cellular Corp.		543,473	21,717
				213,295
Total Common Stocks (Cost $1,483,912)				1,401,083
		Coupon
Temporary Cash Investment (2.9%)
Money Market Fund (2.9%)
2,3 Vanguard Market Liquidity Fund (Cost $40,178)
		1.040%	401,743	40,182
Total Investments (102.9%) (Cost $1,524,090)				1,441,265
Other Assets and Liabilities-Net (-2.9%)3,4				(40,133)
Net Assets (100%)				1,401,132

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $30,534,000.
* Non-income-producing security.

1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $40,170,000 of collateral received for securities on loan.
4 Cash of $161,000 has been segregated as initial margin for recently closed futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at May 31, 2017.

Telecommunication Services Index Fund

D. At May 31, 2017, the cost of investment securities for tax purposes was $1,524,090,000. Net unrealized depreciation of investment securities for tax purposes was $82,825,000, consisting of unrealized gains of $99,821,000 on securities that had risen in value since their purchase and $182,646,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Aug. 31, 2016		from		Capital Gain	May 31, 2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
FairPoint Communications Inc.	21,062	6,289	7,805	—	—	20,029
Lumos Networks Corp.	24,351	7,629	11,100	—	—	27,689
NII Holdings Inc.	25,113	18,521	7,809	—	—	6,563
pdvWireless Inc.	22,562	9,427	6,302	—	—	23,707
Spok Holdings Inc.	21,005	7,646	7,123	770	—	22,229
Vanguard Market Liquidity Fund	71,748	NA2	NA2	6	—	40,182
Total	185,841			776	—	140,399

1 Includes net realized gain (loss) on affiliated investment securities sold of ($2,392,000).
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Utilities Index Fund

Schedule of Investments (unaudited)

As of May 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Electric Utilities (58.1%)
NextEra Energy Inc.	1,920,325	271,611
Duke Energy Corp.	2,873,232	246,179
Southern Co.	4,070,124	205,989
American Electric Power Co. Inc.	2,019,384	144,951
PG&E Corp.	2,085,465	142,604
Exelon Corp.	3,805,406	138,174
PPL Corp.	2,795,145	111,554
Edison International	1,338,138	109,152
Xcel Energy Inc.	2,083,183	99,805
Eversource Energy	1,301,456	80,781
Entergy Corp.	736,787	58,250
FirstEnergy Corp.	1,817,259	53,137
Pinnacle West Capital Corp.	457,365	40,408
Alliant Energy Corp.	935,208	38,783
Westar Energy Inc. Class A	582,637	30,851
OGE Energy Corp.	819,113	29,185
Great Plains Energy Inc.	883,396	25,380
IDACORP Inc.	206,693	18,044
Portland General Electric Co.	364,789	17,269
ALLETE Inc.	205,358	15,071
Hawaiian Electric Industries Inc.	446,748	14,805
PNM Resources Inc.	327,831	12,622
Avangrid Inc.	254,499	11,562
MGE Energy Inc.	142,818	9,298
El Paso Electric Co.	166,769	9,006
Otter Tail Corp.	145,447	5,811
^ Spark Energy Inc. Class A	24,246	1,063
		1,941,345
Gas Utilities (5.7%)
UGI Corp.	710,265	36,351
Atmos Energy Corp.	432,034	35,993
National Fuel Gas Co.	315,061	17,883
WGL Holdings Inc.	210,009	17,376
Southwest Gas Holdings Inc.	194,943	15,512
ONE Gas Inc.	214,432	15,150
New Jersey Resources Corp.	354,981	14,874
Spire Inc.	188,010	13,320
South Jersey Industries Inc.	326,989	11,906
Northwest Natural Gas Co.	117,852	7,218
Chesapeake Utilities Corp.	63,839	4,740
		190,323
Independent Power and Renewable Electricity Producers (3.3%)
AES Corp./VA	2,703,886	31,581
NRG Energy Inc.	1,293,869	20,780
* Calpine Corp.	1,480,777	19,028
Ormat Technologies Inc.	153,100	9,112
NextEra Energy Partners LP	223,487	7,719
Pattern Energy Group Inc. Class A	288,194	6,502

NRG Yield Inc.		258,455	4,575
* Dynegy Inc.		510,545	4,222
* TerraForm Power Inc. Class A		242,958	3,008
NRG Yield Inc. Class A		141,795	2,439
* TerraForm Global Inc. Class A		334,700	1,640
^ 8Point3 Energy Partners LP Class A		115,410	1,574
^,* Vivint Solar Inc.		27,480	88
			112,268
Multi-Utilities (29.8%)
Dominion Energy Inc.		2,579,599	208,355
Sempra Energy		975,644	113,653
Consolidated Edison Inc.		1,252,875	103,725
Public Service Enterprise Group Inc.		2,079,075	93,371
WEC Energy Group Inc.		1,296,229	81,351
DTE Energy Co.		736,991	80,715
Ameren Corp.		996,498	56,551
CMS Energy Corp.		1,149,662	54,505
CenterPoint Energy Inc.		1,680,459	48,078
SCANA Corp.		557,635	38,031
NiSource Inc.		1,327,951	34,620
Vectren Corp.		340,086	20,861
MDU Resources Group Inc.		761,000	20,722
Black Hills Corp.		218,982	15,228
NorthWestern Corp.		198,254	12,284
Avista Corp.		264,094	11,314
Unitil Corp.		57,752	2,748
			996,112
Water Utilities (3.1%)
American Water Works Co. Inc.		732,016	57,229
Aqua America Inc.		727,857	23,794
American States Water Co.		150,507	6,892
California Water Service Group		197,505	6,843
SJW Group		63,248	3,038
Connecticut Water Service Inc.		45,944	2,438
Middlesex Water Co.		66,617	2,353
* AquaVenture Holdings Ltd.		64,889	1,100
			103,687
Total Common Stocks (Cost $3,031,664)			3,343,735

	Coupon
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
1,2 Vanguard Market Liquidity Fund	1.040%	10,222	1,022
Total Temporary Cash Investments (Cost $1,022)			1,022
Total Investments (100.0%) (Cost $3,032,686)			3,344,757
Other Assets and Liabilities-Net (0.0%)2			(1,680)
Net Assets (100%)			3,343,077

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $930,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $1,021,000 of collateral received for securities on loan.

Utilities Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2017, the cost of investment securities for tax purposes was $3,032,686,000. Net unrealized appreciation of investment securities for tax purposes was $312,071,000, consisting of unrealized gains of $409,649,000 on securities that had risen in value since their purchase and $97,578,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WORLD FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	July 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date:	July 18, 2017
VANGUARD WORLD FUND
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date:	July 18, 2017

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548,
Incorporated by Reference.